UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Currency Strategy, Fixed Income and Alternative Funds

Semi-Annual Report

February 28, 2014

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

(formerly, WisdomTree Brazilian Real Fund)

WisdomTree Chinese Yuan Strategy Fund (CYB)

(formerly, WisdomTree Chinese Yuan Fund)

WisdomTree Commodity Currency Strategy Fund (CCX)

(formerly, WisdomTree Commodity Currency Fund)

WisdomTree Emerging Currency Strategy Fund (CEW)

(formerly, WisdomTree Emerging Currency Fund)

WisdomTree Indian Rupee Strategy Fund (ICN)

(formerly, WisdomTree Indian Rupee Fund)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

Alternative Funds:

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	100.2%
Liabilities in Excess of Other Assets‡	-0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.04%, 3/27/14	54.8%
U.S. Treasury Bill, 0.02%, 3/20/14	45.4%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

The Fund returned -0.64% on net asset value (“NAV”) since its inception on December 18, 2013 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed the Index by 0.17% based on NAV for the period. This was primarily due to deductions for Fund expenses and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 13, 2013, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-0.64%
Fund Market Price Returns	-0.60%
Bloomber Dollar Total Return Index	-0.47%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

(formerly, WisdomTree Brazilian Real Fund)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	88.6%
Repurchase Agreement	27.2%
Liabilities in Excess of Other Assets‡	-15.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 3/13/14	88.6%
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/03/14††	27.2%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Brazilian Real Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 5.82% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 4.06% based on NAV for the six-month period. This was largely due to the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.82%	-9.82%	-5.09%	7.29%	1.34%
Fund Market Price Returns	5.84%	-10.13%	-5.04%	7.56%	1.08%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	6.19%	-9.33%	-4.37%	8.24%	2.55%
Brazilian real	1.76%	-15.36%	-10.80%	0.33%	-5.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

(formerly, WisdomTree Chinese Yuan Fund)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	70.5%
Time Deposits	20.2%
Repurchase Agreement	13.0%
Liabilities in Excess of Other Assets‡	-3.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 3/13/14	26.4%
U.S. Treasury Bill, 0.02%, 3/20/14	22.8%
U.S. Treasury Bill, 0.05%, 3/27/14	21.3%
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/03/14††	13.0%
Standard Chartered Bank, 1.73%, 3/21/14	5.2%
Deutsche Bank AG, 1.20%, 3/21/14	5.0%
JPMorgan Chase & Co., 1.35%, 3/21/14	5.0%
BNP Paribas, 1.52%, 3/21/14	5.0%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 0.43% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed the change in the spot currency rate by 0.38% based on NAV for the six-month period. This underperformance was largely the result of the Fund’s investments in U.S. money market instruments, forward currency contracts, and locally-denominated time deposits.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.43%	2.70%	2.22%	1.52%	1.94%
Fund Market Price Returns	0.58%	2.82%	2.22%	1.55%	1.76%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	-0.44%	1.93%	2.53%	2.12%	2.80%
Chinese yuan	0.81%	1.67%	2.42%	2.24%	2.33%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

(formerly, WisdomTree Commodity Currency Fund)

Investment Breakdown† as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	71.4%
Repurchase Agreement	27.2%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.05%, 3/27/14	38.0%
U.S. Treasury Bill, 0.03%, 3/13/14	33.4%
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/03/14††	27.2%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Commodity Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. The Fund intends to invest in commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. This list may change based on market developments. Although this Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 0.15% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund outperformed its benchmark, the Barclays Commodity Producers Currency Index, by 0.48% based on NAV for the six-month period. This outperformance was largely the result of the Fund’s allocation to the New Zealand dollar.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.15%	-7.64%	-2.23%	-0.42%
Fund Market Price Returns	0.31%	-7.61%	-2.33%	-0.48%
Barclays Commodity Producers Currency Index	-0.33%	-9.24%	-3.95%	-1.81%
Equal-Weighted Commodity Currency Composite	0.48%	-7.04%	-1.51%	0.32%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on September 24, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

(formerly, WisdomTree Emerging Currency Fund)

Investment Breakdown† as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	93.3%
Repurchase Agreement	4.3%
Other Assets less Liabilities‡	2.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 3/13/14	76.5%
U.S. Treasury Bill, 0.05%, 3/27/14	16.8%
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/03/14††	4.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 0.92% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the JP Morgan Emerging Local Markets Index Plus, by 0.24% based on NAV for the six-month period. This was largely due to the Fund’s overweight in Chile and Turkey relative to the benchmark.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.92%	-6.19%	-2.28%	1.90%
Fund Market Price Returns	1.12%	-5.97%	-2.28%	1.70%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	1.16%	-2.99%	-0.75%	2.97%
Equal-Weighted Emerging Currency Composite	0.96%	-5.43%	-1.54%	2.71%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

(formerly, WisdomTree Indian Rupee Fund)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	95.9%
Repurchase Agreement	1.1%
Other Assets less Liabilities‡	3.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 3/13/14	63.6%
U.S. Treasury Bill, 0.05%, 3/27/14	17.1%
U.S. Treasury Bill, 0.02%, 3/20/14	15.2%
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/03/14††	1.1%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Indian Rupee Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 12.90% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 5.21% based NAV for the six-month period. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	12.90%	-6.48%	-3.95%	1.37%	-0.53%
Fund Market Price Returns	12.51%	-4.69%	-3.79%	1.50%	-0.55%
JP Morgan Emerging Local Markets Index Plus (ELMI+) India	12.36%	-4.57%	-3.27%	2.31%	0.57%
Indian rupee	7.69%	-13.28%	-10.03%	-3.79%	-6.33%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
South Korea	11.8%
Malaysia	11.8%
Thailand	11.6%
Australia	11.2%
United States	8.9%
New Zealand	6.0%
Indonesia	5.9%
Hong Kong	5.9%
India	5.8%
Philippines	5.3%
China	5.2%
Singapore	4.9%
Taiwan	0.4%
Other Assets less Liabilities‡	5.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/03/14††	8.9%
Korea Treasury Bond, 2.75%, 9/10/17, Series 1709	3.8%
Malaysia Government, 3.84%, 8/12/15, Series 0110	3.6%
Malaysia Government, 3.26%, 3/01/18, Series 0213	3.5%
Republic of Philippines, 4.95%, 1/15/21	3.2%
Korea Treasury Bond, 4.50%, 3/10/15, Series 1503	3.1%
Malaysia Government, 4.01%, 9/15/17, Series 0210	3.0%
Thailand Government Bond, 2.80%, 10/10/17	2.8%
Hong Kong Government Bond, 1.65%, 6/15/15	2.7%
Singapore Government Bond, 2.25%, 6/01/21	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The Fund returned 1.92% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the HSBC Asian Local Bond Index, by 1.05% based on NAV for the six-month period. This was the result of the Fund’s less concentrated position in South Korean bonds that performed well during the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.92%	-6.65%	0.67%
Fund Market Price Returns	2.59%	-6.82%	0.56%
HSBC Asian Local Bond Index	2.97%	-5.59%	2.55%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
Australia	86.3%
New Zealand	11.7%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Australian Government Bond, 5.50%, 1/21/18, Series 132	5.3%
Export Development Canada, 5.25%, 8/10/15	4.4%
Treasury Corp. of Victoria, 5.50%, 11/15/18, Series 1118	4.2%
South Australian Government Financing Authority, 5.75%, 9/20/17, Series 17	4.0%
Tasmanian Public Finance, 6.50%, 4/15/15, Series 15	4.0%
Australian Government Bond, 5.25%, 3/15/19, Series 122	3.8%
Nordic Investment Bank, 6.00%, 4/06/15	3.7%
New Zealand Government Bond, 6.00%, 12/15/17, Series 1217	3.5%
Australian Government Bond, 4.50%, 4/15/20, Series 126	3.5%
Inter-American Development Bank, 6.00%, 5/25/16	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its investment objective through investments in fixed income instruments denominated in Australian or New Zealand dollars.

The Fund returned 3.21% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the Citigroup Australian Broad Investment-Grade Bond Index, by 0.32% based on NAV for the six-month period. This was the result of the Fund’s larger investments in New Zealand dollar denominated bonds than the industry benchmark.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	3.21%	-9.11%	1.91%	10.65%	2.45%
Fund Market Price Returns[2]	2.54%	-9.73%	1.49%	10.54%	2.12%
Citigroup Australian Broad Investment-Grade Bond Index[3]	2.89%	-9.87%	2.79%	13.68%	6.52%
BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	9.98%	3.92%	6.48%	13.89%	5.21%
Spliced Australia & New Zealand Debt Composite	4.45%	-7.72%	3.52%	11.98%	3.57%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 25, 2008.
[2]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective and strategy of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[3]

Previously, the Fund’s performance was compared to the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index as its primary benchmark. The Fund’s investment adviser has elected to compare the Fund’s performance to the Citigroup Australian Broad Investment-Grade Bond Index because it believes this is the most appropriate measure for comparison to the Fund’s performance.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Agencies	38.7%
U.S. Government Obligations	27.7%
Corporate Bonds	24.0%
Foreign Corporate Bonds	4.2%
Commercial Mortgage-Backed Securities	2.1%
Supranational Bonds	1.3%
Foreign Government Obligations	1.0%
Municipal Bond	0.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Note, 2.13%, 5/31/15	10.0%
U.S. Treasury Note, 0.63%, 7/15/16	8.3%
Federal National Mortgage Association, 5.50%, 2/01/28	4.6%
Government National Mortgage Association, 5.00%, 2/20/43	4.4%
U.S. Treasury Note, 2.13%, 8/15/21	4.1%
Federal National Mortgage Association, 5.00%, 3/01/41	2.2%
Government National Mortgage Association, 4.50%, 3/15/44	2.2%
Federal National Mortgage Association, 4.50%, 10/01/41	2.2%
Federal Home Loan Mortgage Corp., 4.50%, 2/15/35	2.2%
Government National Mortgage Association, 4.00%, 3/15/44	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the “Index”).

The Fund returned -2.17% on net asset value (“NAV”) since its inception on December 18, 2013 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed the Index by 0.44% based on NAV for the period. This was primarily due to transaction costs and the Fund’s investments in Treasury futures compared to the Index’s investment in cash Treasury Bonds and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 16, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-2.17%
Fund Market Price Returns	-1.98%
Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	-1.73%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Agencies	37.7%
U.S. Government Obligations	29.3%
Corporate Bonds	23.4%
Foreign Corporate Bonds	3.4%
Commercial Mortgage-Backed Securities	2.1%
Foreign Government Obligations	1.6%
Supranational Bonds	1.2%
Municipal Bond	0.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Note, 0.63%, 7/15/16	10.8%
U.S. Treasury Note, 2.13%, 5/31/15	9.7%
Federal National Mortgage Association, 5.50%, 10/01/25	4.4%
Government National Mortgage Association, 5.00%, 2/20/43	4.3%
U.S. Treasury Note, 2.13%, 8/15/21	4.0%
Federal National Mortgage Association, 5.00%, 3/01/41	2.2%
Government National Mortgage Association, 4.50%, 3/15/44	2.2%
Federal National Mortgage Association, 4.50%, 9/01/39	2.2%
Federal Home Loan Mortgage Corp., 4.50%, 2/15/35	2.1%
Government National Mortgage Association, 4.00%, 3/15/44	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

The Fund returned 0.49% on net asset value (“NAV”) since its inception on December 18, 2013 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed the Index by 0.05% based on NAV for the period. This was primarily due to deductions for Fund expenses and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 16, 2013, the Fund’s annual expense ratio was 0.23%.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	0.49%
Fund Market Price Returns	0.53%
Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	0.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

Investment Breakdown†

as of 2/28/14

Investment Type	% of Net Assets
Treasury Note	100.0%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 0.09%, 1/31/16	100.0%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

The Fund returned -0.04% on net asset value (“NAV”) since its inception on February 4, 2014 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the Bloomberg U.S. Treasury Floating Rate Bond Index, by 0.01% based on NAV for the period. This was primarily due to deductions for Fund expenses and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 29, 2014, the Fund’s net and gross annual expense ratios were 0.15% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.15% for one year from Fund inception, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-0.04%
Fund Market Price Returns	-0.04%
Bloomberg U.S. Treasury Floating Rate Bond Index	-0.03%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on February 4, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
United States	84.0%
Italy	3.8%
Luxembourg	2.6%
Cyprus	2.2%
Norway	2.0%
United Kingdom	0.8%
Canada	0.5%
Other Assets less Liabilities‡	4.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Springleaf Finance Corp., 6.90%, 12/15/17	4.5%
Reynolds Group Issuer, Inc., 8.50%, 5/15/18	4.3%
MGM Resorts International, 7.63%, 1/15/17	3.8%
GenOn Energy, Inc., 7.88%, 6/15/17	3.7%
Associated Materials LLC, 9.13%, 11/01/17	3.5%
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18	3.4%
SLM Corp., 8.45%, 6/15/18	3.4%
DISH DBS Corp., 4.25%, 4/01/18	3.2%
Ally Financial, Inc., 5.50%, 2/15/17	3.2%
ArcelorMittal S.A., 5.00%, 2/25/17	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the “Index”).

The Fund returned -2.02% on net asset value (“NAV”) since its inception on December 18, 2013 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed the Index by 1.00% based on NAV for the period. This was primarily due to representative sampling of high yield bonds and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 16, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-2.02%
Fund Market Price Returns	-2.74%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained Negative Seven Duration Index	-1.02%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
United States	83.0%
Italy	3.7%
Luxembourg	2.6%
Cyprus	2.1%
Norway	2.0%
United Kingdom	0.8%
Canada	0.5%
Other Assets less Liabilities‡	5.3%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Springleaf Finance Corp., 6.90%, 12/15/17	4.4%
Reynolds Group Issuer, Inc., 8.50%, 5/15/18	4.2%
MGM Resorts International, 7.63%, 1/15/17	3.7%
GenOn Energy, Inc., 7.88%, 6/15/17	3.6%
Associated Materials LLC, 9.13%, 11/01/17	3.4%
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18	3.3%
SLM Corp., 8.45%, 6/15/18	3.3%
DISH DBS Corp., 4.25%, 4/01/18	3.1%
Ally Financial, Inc., 5.50%, 2/15/17	3.1%
ArcelorMittal S.A., 5.00%, 2/25/17	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Index”).

The Fund returned 0.82% on net asset value (“NAV”) since its inception on December 18, 2013 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed the Index by 0.79% based on NAV for the period. This was primarily due to representative sampling of high yield bonds and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 16, 2013, the Fund’s annual expense ratio was 0.43%.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	0.82%
Fund Market Price Returns	0.22%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained Zero Duration Index	1.61%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	13

Performance Summary (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
Russia	28.1%
Brazil	16.2%
Mexico	11.0%
Colombia	5.8%
Jamaica	4.2%
Hong Kong	3.7%
United Arab Emirates	3.3%
India	3.3%
Indonesia	3.2%
Kazakhstan	2.9%
China	2.9%
Qatar	2.8%
Venezuela	2.2%
South Africa	2.2%
Turkey	2.0%
Chile	1.9%
Peru	1.8%
Other Assets less Liabilities‡	2.5%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Digicel Group Ltd., 8.25%, 9/30/20	4.2%
VimpelCom Holdings B.V., 7.50%, 3/01/22	4.0%
Mexichem SAB de CV, 4.88%, 9/19/22	3.4%
Petrobras International Finance Co., 5.38%, 1/27/21	3.3%
Braskem Finance Ltd., 5.75%, 4/15/21	3.3%
MDC-GMTM B.V., 5.50%, 4/20/21	3.3%
Vedanta Resources PLC, 8.25%, 6/07/21	3.3%
PT Pertamina (Persero), 5.25%, 5/23/21	3.2%
Southern Copper Corp., 5.25%, 11/08/42	3.2%
Gazprom OAO Via Gaz Capital S.A. 4.95%, 5/23/16	3.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

The Fund returned 6.83% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad, by 1.26% based on NAV for the six-month period. This was the result of the Fund’s overweight to investments in emerging market corporate bonds in the Metals & Mining and Oil & Gas sectors.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.60%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.83%	0.24%	5.22%
Fund Market Price Returns	6.34%	-1.11%	4.72%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	5.57%	0.11%	5.00%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
Brazil	10.1%
Malaysia	10.0%
Mexico	9.8%
Russia	9.8%
Indonesia	7.0%
Thailand	6.3%
Turkey	5.4%
South Korea	4.7%
Poland	4.3%
South Africa	4.0%
Peru	3.4%
Chile	3.4%
Philippines	3.3%
Romania	3.3%
Colombia	3.3%
China	3.0%
Germany	0.6%
United States	0.5%
Other Assets less Liabilities‡	7.8%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Malaysian Government, 4.38%, 11/29/19, Series 0902	2.4%
Malaysian Government, 3.42%, 8/15/22, Series 0112	2.4%
Republic of Chile, 5.50%, 8/05/20	2.1%
Republic of Philippines, 4.95%, 1/15/21	1.7%
Poland Government Bond, 5.75%, 4/25/14, Series 0414	1.7%
Russian Government Bond — OFZ, 7.35%, 1/20/16, Series 5077	1.7%
Letra Tesouro Nacional, 10.96%, 1/01/16	1.7%
Korea Treasury Bond, 3.75%, 6/10/22, Series 2206	1.6%
Malaysian Government, 3.84%, 8/12/15, Series 0110	1.6%
Nota do Tesouro Nacional, 10.00%, 1/01/23	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

The Fund returned 0.52% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the JP Morgan Government Bond Index — Emerging Markets (GBI-EM) Global Diversified Index, by 1.36% based on NAV for the six-month period. This was the result of the Fund’s overweight to investments in Asia relative to the index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.52%	-11.44%	0.15%	1.14%
Fund Market Price Returns	0.87%	-11.90%	-0.10%	0.82%
JP Morgan GBI-EM Global Diversified Index	1.88%	-10.14%	1.17%	2.17%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on August 9, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	15

Performance Summary (unaudited)

WisdomTree Euro Debt Fund (EU)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
Germany	20.3%
France	18.2%
Luxembourg	16.1%
Belgium	10.2%
Netherlands	9.7%
Finland	8.6%
Austria	4.7%
Sweden	4.2%
Denmark	4.1%
Other Assets less Liabilities‡	3.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Bundesrepublik Deutschland, 4.75%, 7/04/28, Series 98	6.9%
France Government Bond OAT, 3.50%, 4/25/20	6.2%
France Government Bond OAT, 4.25%, 4/25/19	5.2%
Council of Europe Development Bank, 3.00%, 7/13/20	4.7%
European Union, 3.38%, 5/10/19	4.7%
International Bank for Reconstruction & Development, 3.88%, 5/20/19	4.7%
Nordic Investment Bank, 3.00%, 4/08/14	4.6%
Landwirtschaftliche Rentenbank, 3.75%, 2/11/16	4.3%
Belgium Kingdom, 3.75%, 9/28/20, Series 58	3.9%
KFW, 4.13%, 7/04/17	3.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Euro Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in euros.

The Fund returned 7.03% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the BofA Merrill Lynch Euro Government Index, by 2.78% based on NAV for the six-month period. This was a result of the Fund’s lack of exposure to debt from Portugal, Italy, Ireland, and Spain.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.35%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	7.03%	6.91%	3.35%	3.75%	0.18%
Fund Market Price Returns[2]	6.82%	4.00%	2.23%	3.11%	-0.39%
BofA Merrill Lynch Euro Government Index[3]	9.81%	11.50%	6.69%	6.82%	3.59%
BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	4.79%	5.72%	0.44%	2.19%	-0.97%
Spliced Euro Debt ex-Greece, Ieland, Italy, Portugal & Spain Composite	8.01%	7.56%	3.99%	4.34%	0.80%
Spliced Euro Debt Composite	9.81%	11.50%	6.03%	5.56%	1.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.
[2]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 19, 2011 and the investment objective and strategy of the WisdomTree Euro Debt Fund thereafter.

[3]

Previously, the Fund’s performance was compared to the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index as its primary benchmark. The Fund’s adviser has elected to compare the Fund’s performance to the BofA Merrill Lynch Euro Government Index because it believes this is the most appropriate measure for comparison to the Fund’s performance.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
United States	51.1%
United Kingdom	10.2%
Italy	5.0%
Russia	4.4%
Netherlands	3.6%
France	3.2%
Germany	3.1%
Spain	3.0%
Hong Kong	2.9%
Brazil	2.8%
Australia	2.6%
Belgium	2.2%
Canada	1.5%
Mexico	1.5%
Colombia	1.0%
Luxembourg	0.4%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	3.6%
Intesa Sanpaolo SpA, 3.88%, 1/16/18	3.6%
HSBC Bank PLC, 3.88%, 10/24/18	3.3%
Bank of America Corp., 3.30%, 1/11/23	3.2%
Nara Cable Funding Ltd., 8.88%, 12/01/18	3.0%
Daimler Chrysler Group LLC, 8.25%, 6/15/21	3.0%
Citigroup, Inc., 4.50%, 1/14/22	3.0%
Hutchison Whampoa International 12 II Ltd., 2.00%, 11/08/17	3.0%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2.9%
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are organized in or maintain their principal place of business in countries throughout the world, including the U.S. The issuers of such debt will include public, private, and state-owned or sponsored corporations.

The Fund returned 5.35% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the Barclays Global Credit Index (Hedged), by 0.84% based on NAV for the six-month period. This was the result of the Fund’s overweight in investments in global high yield bonds.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s net and gross annual expense ratios were 0.45% and 0.50%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.45% through at least January 1, 2015.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.35%	3.29%	4.01%
Fund Market Price Returns	5.29%	2.68%	3.34%
Barclays Global Credit Index (Hedged)	4.51%	2.82%	3.54%
Global Corporate Composite (Hedged)	1.00%	1.23%	1.14%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 31, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	17

Performance Summary (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

Investment Breakdown† as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	97.3%
Other Assets less Liabilities‡	2.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.05%, 4/24/14	20.3%
U.S. Treasury Bill, 0.04%, 5/22/14	20.3%
U.S. Treasury Bill, 0.03%, 4/10/14	20.3%
U.S. Treasury Bill, 0.06%, 3/13/14	18.2%
U.S. Treasury Bill, 0.08%, 5/08/14	18.2%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Interest Rate Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Interest Rate Strategy Index (the “Index”).

The Fund returned -1.18% on net asset value (“NAV”) since its inception on December 18, 2013 through February 28, 2014 (for more complete performance information please see below). The Fund underperformed the Index by 0.13% based on NAV for the period. This was primarily due to deductions for Fund expenses and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 12, 2013, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/28/14

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-1.18%
Fund Market Price Returns	-1.48%
WisdomTree Japan Interest Rate Strategy Index	-1.05%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

Country Breakdown† as of 2/28/14

Country	% of Net Assets
United States	43.8%
Mexico	7.4%
Australia	6.1%
United Kingdom	5.1%
France	4.7%
Sweden	4.4%
South Africa	4.0%
Canada	3.9%
Turkey	3.6%
Colombia	2.3%
Brazil	2.2%
Other Assets less Liabilities‡	12.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Inflation Indexed Notes, 1.13%, 1/15/21	6.0%
U.S. Treasury Inflation Indexed Notes, 1.38%, 1/15/20	5.9%
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/25	5.8%
WisdomTree Equity Income Fund	5.0%
Swedish Government Index Linked Bond, 4.00%, 12/01/20, Series 3102	4.4%
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/23	4.4%
Australian Index Linked Bond, 4.00%, 8/20/20, Series 20CI	3.7%
WisdomTree Global Natural Resources Fund	3.5%
U.S. Treasury Inflation Indexed Notes, 2.13%, 1/15/19	3.2%
U.K. Treasury Index Linked Gilt, 1.25%, 11/22/27	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

The Fund returned 2.01% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the BofA Merrill Lynch Global Diversified Inflation-Linked Index by 2.66% based on NAV for the six-month period. This underperformance is largely due to losses from the Fund’s positions in commodity strategies which underperformed.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014 the Fund’s annual expense ratio was 0.65%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.01%	-3.69%	-1.75%
Fund Market Price Returns	6.73%	-1.21%	-2.23%
BofA Merrill Lynch Global Diversified Inflation-Linked Index	4.67%	-2.79%	2.32%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on July 14, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	19

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/28/14

Investment Type	% of Net Assets
U.S. Government Obligations	85.7%
Other Assets less Liabilities‡	14.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/14

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 3/13/14	75.6%
U.S. Treasury Bill, 0.05%, 4/03/14	8.5%
U.S. Treasury Bill, 0.07%, 6/26/14	1.5%
U.S. Treasury Bill, 0.07%, 3/27/14	0.1%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.

The Fund returned -2.89% on net asset value (“NAV”) for the six-month period ended February 28, 2014 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the Diversified Trends Indicator Index, by 0.60% based on NAV for the six-month period. This was primarily due to deductions for Fund expenses and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2014, the Fund’s annual expense ratio was 0.95%.

Performance as of 2/28/14

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-2.89%	-0.42%	-6.94%	-5.92%
Fund Market Price Returns	-2.91%	-0.42%	-6.95%	-5.95%
Diversified Trends Indicator Index	-2.29%	0.75%	-5.10%	-5.87%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on January 5, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Barclays Commodity Producers Currency Index:

The Barclays Commodity Producers Currency Index (“CPCI-6”) tracks the performance of long positions in the equally weighted six commodity currencies versus the U.S. dollar, expressed through one-month cash settled forward rate agreements. The six commodity currencies included in CPCI-6 are the Australian dollar, Brazilian real, Canadian dollar, Norwegian krone, Russian ruble, and South African rand. These currencies are selected to represent six resource rich economies, diversified in terms of geography, major commodities items exported and across developed and emerging economies.

Barclays Global Credit Index (Hedged):

The Barclays Global Credit Index (Hedged) contains investment-grade and high-yield credit securities from the Barclays Multiverse Index, which is a broad-based measure of the global fixed-income bond market. The Barclays Multiverse Index is the union of the Barclays Global Aggregate Index and the Barclays Global High Yield Index and captures investment grade and high yield securities in all eligible currencies. The Barclays Multiverse Index family includes a wide range of standard and customized subindices by sector, quality, maturity, and country.

Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration

The Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration

The Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

Bloomberg U.S. Treasury Floating Rate Bond Index

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months. To be included in the index a security must have a minimum par amount of 1,000MM.

BofA Merrill Lynch 0-5 Year US High Yield Constrained, Negative Seven Duration Index

The BofA Merrill Lynch 0-5 Year US High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short maturity US high yield bonds and a short position in on the run US Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	21

Description of Terms and Indexes (unaudited) (continued)

BofA Merrill Lynch 0-5 Year US High Yield Constrained, Zero Duration Index

The BofA Merrill Lynch 0-5 Year US High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity US high yield bonds and a short position in on the run US Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month euro-denominated bank deposits.

BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index:

The BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index is a subset of the BofA Merrill Lynch Euro Government Index. It is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries excluding Greece, Ireland, Italy, Portugal and Spain as the country of risk.

BofA Merrill Lynch Euro Government Index:

The BofA Merrill Lynch Euro Government Index is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries.

BofA Merrill Lynch Global Diversified Inflation-Linked Index:

The BofA Merrill Lynch Global Diversified Inflation-Linked Index is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency.

BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits.

Citigroup Australian Broad Investment-Grade Bond Index:

The Citigroup Australian Broad Investment-Grade Bond Index is a market capitalization weighted index designed to represent the Australian fixed-coupon bond market, including government, semi-government, and investment grade credit markets (including supranational issuers).

Diversified Trends Indicator:

The Diversified Trends Indicator (“DTI”) is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

22	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

Equal-Weighted Commodity Currency Composite:

A composite incorporating equal-weighted exposures to the currencies within the Commodity Currency Strategy Fund was constructed as a benchmark for Fund performance. Returns for the individual emerging market currencies are represented by the return of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Returns for the individual developed market countries are represented by the returns of the BofA Merrill Lynch One-Month Constant Maturity LIBID Index for each country. The JP Morgan indices use a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the returns for emerging currency positions. The BofA Merrill Lynch indices track a consistent investment in one-month bank deposits denominated in the specified currency. Within the composite, currency exposures are rebalanced back to equal-weight at the end of the month in which the Fund rebalances its portfolio. Changes to currencies within the Fund are reflected in the composite at the end of the month they are added to, or deleted from, the Fund.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Indonesia, South Africa, Turkey, India, China, Russia and South Korea, using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Euro Zone Area:

The area encompassing the European Union Member States whose currency is the euro and in which there is a single monetary policy. It currently comprises Belgium, Germany, Greece, Spain, Estonia, Ireland, France, Italy, Cyprus, Luxembourg, Malta, the Netherlands, Austria, Portugal, Slovenia, Slovakia and Finland.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Global Corporate Composite (Hedged):

The Global Corporate Composite (Hedged) consists of a blend of 75% Barclays Global Aggregate Corporate Index — Hedged USD and 25% Barclays Global High Yield Index — Hedged USD. The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. The Barclays Global High-Yield Index provides a broad-based measure of the global high-yield fixed income markets.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	23

Description of Terms and Indexes (unaudited) (continued)

HSBC Asian Local Bond Index:

The HSBC Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) India:

The India subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market-capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

JP Morgan New Zealand Government Bond Index:

The JP Morgan New Zealand Government Bond Index is a market capitalization weighted index of locally denominated, fixed rate government debt.

24	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

LIBID:

London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Sovereign Debt:

Debt that is the direct obligation of a government issuer.

Spliced Australia & New Zealand Debt Composite:

A spliced index which tracks the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011. Thereafter, the composite tracks an 80%/20% weighted exposure to the local currency bond markets of Australia and New Zealand, respectively. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly.

Spliced Euro Debt Composite:

A spliced index which tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government Index.

Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite:

A spliced index which tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index.

Spot Rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The Brazilian real “spot” return rate relative to the U.S. Dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using WM/Reuters London closing rates. The Chinese yuan and Indian rupee “spot” return rate relative to the U.S. Dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using Tullett Prebon Singapore closing rates.

WisdomTree Japan Interest Rate Strategy Index:

The WisdomTree Japan Interest Rate Strategy Index is designed to provide long exposure to monthly U.S. Treasury Bill returns plus short exposure to the monthly performance of Japanese government bonds while at the same time offsetting a portion of the exposure to fluctuations of the Japanese yen relative to the U.S. dollar (the amount of currency exposure to be offset is determined periodically with reference to its contribution to the overall volatility of the index).

Alpha Financial Technologies, LLC (“AFT”) has developed, maintained and owns rights to the methodology that is employed in connection with the Diversified Trends Indicator™ (“DTI”). DTI® is a registered mark of AFT. The WisdomTree Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by AFT. The DTI was created, compiled, maintained and is owned by AFT without regard to the WisdomTree Managed Futures Strategy Fund. The DTI is licensed on an “as is” basis without warranties or guarantees or other terms concerning merchantability, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness or quality. Neither AFT nor its affiliates make any warranties or guarantees as

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	25

Description of Terms and Indexes (unaudited) (concluded)

to the results to be obtained in connection with the use of the DTI or an investment in the WisdomTree Managed Futures Strategy Fund, and AFT and its affiliates shall have no liability in connection with any WisdomTree Managed Futures Strategy Fund investment.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of the Funds and Barclays has no responsibilities, obligations or duties to investors in the Funds. These Barclays Indexes are a trademark owned by Barclays Bank PLC and licensed for use by WisdomTree with respect to the WisdomTree trust as the Issuer of the Funds. Barclays’ only relationship to WisdomTree is the licensing of these Barclays Indexes which is determined, composed and calculated by Barclays without regard to WisdomTree or the Funds. While WisdomTree may for itself execute transaction(s) with Barclays in or relating to these Barclays Indexes in connection with the Funds that investors acquire from WisdomTree, investors in the Funds neither acquire any interest in these Barclays Indexes nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in the Funds. The Funds are not sponsored, endorsed, sold or promoted by Barclays, and Barclays makes no representation or warranty (express or implied) to the owners of the Funds, the Issuer or members of the public regarding the advisability, legality or suitability of the Funds or use of these Barclays Indexes or any data included therein. Barclays shall not be liable in any way to the Issuer, investors, or to other third parties in respect of the use or accuracy of these Barclays Indexes or any data included therein or in connection with the administration, marketing, purchasing or performance of the Funds.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

26	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/1/13 to 2/28/14” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	27

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio Based on the Period 9/1/13 to 2/28/14	Expenses Paid During the Period† 9/1/13 to 2/28/14
WisdomTree Bloomberg U.S. Dollar Bullish Fund*
Actual	$1,000.00	$993.60	0.50%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
WisdomTree Brazilian Real Strategy Fund
Actual	$1,000.00	$1,058.20	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Chinese Yuan Strategy Fund
Actual	$1,000.00	$1,004.30	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Commodity Currency Strategy Fund
Actual	$1,000.00	$1,001.50	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Emerging Currency Strategy Fund
Actual	$1,000.00	$1,009.20	0.55%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Indian Rupee Strategy Fund
Actual	$1,000.00	$1,129.00	0.45%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$1,019.20	0.55%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Australia & New Zealand Debt Fund
Actual	$1,000.00	$1,032.10	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund*
Actual	$1,000.00	$978.30	0.28%	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund*
Actual	$1,000.00	$1,004.90	0.23%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15
WisdomTree Bloomberg Floating Rate Treasury Fund**
Actual	$1,000.00	$999.60	0.15%	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund*
Actual	$1,000.00	$979.80	0.48%	$0.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund*
Actual	$1,000.00	$1,008.20	0.43%	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16
WisdomTree Emerging Markets Corporate Bond Fund
Actual	$1,000.00	$1,068.30	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$1,005.20	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Euro Debt Fund
Actual	$1,000.00	$1,070.30	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76

28	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio Based on the Period 9/1/13 to 2/28/14	Expenses Paid During the Period† 9/1/13 to 2/28/14
WisdomTree Global Corporate Bond Fund
Actual	$1,000.00	$1,053.50	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Japan Interest Rate Strategy Fund* (consolidated)
Actual	$1,000.00	$988.20	0.50%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
WisdomTree Global Real Return Fund (consolidated)
Actual	$1,000.00	$1,020.10	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Managed Futures Strategy Fund (consolidated)
Actual	$1,000.00	$971.10	0.95%	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365, (to reflect the one-half year period), except the funds which are marked as per notes below.

*	Commencement of operations was on December 18, 2013.

**	Commencement of operations was on February 4, 2014.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	29

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 100.2%
Treasury Bills – 100.2%
U.S. Treasury Bills
0.02%, 3/20/14*	$17,000,000	$16,999,807
0.04%, 3/27/14*	20,500,000	20,499,146
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $37,499,172)(a)		37,498,953
Liabilities in Excess of Cash and Other Assets – (0.2)%		(62,026)

NET ASSETS – 100.0%		$37,436,927

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

30	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 88.6%
Treasury Bill – 88.6%
U.S. Treasury Bill
0.03%, 3/13/14*	$28,400,000	$28,399,792
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $28,399,716)		28,399,792
REPURCHASE AGREEMENT – 27.2%
United States – 27.2%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $8,714,422 (fully collateralized by Fannie Mae, 4.00% due 2/01/43; Market value – $9,150,097)
(Cost: $8,714,378)	8,714,378	8,714,378
TOTAL INVESTMENTS IN SECURITIES – 115.8% (Cost: $37,114,094)(a)		37,114,170
Liabilities in Excess of Cash and Other Assets – (15.8)%		(5,058,184)

NET ASSETS – 100.0%		$32,055,986

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS – 70.5%
Treasury Bills – 70.5%
U.S. Treasury Bills
0.03%, 3/13/14*	$52,058,000		$52,057,455
0.02%, 3/20/14*	45,000,000		44,999,438
0.05%, 3/27/14*	42,000,000		41,998,407

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $139,055,413)			139,055,300
TIME DEPOSITS – 20.2%
China – 20.2%
BNP Paribas SA 1.52%, 3/21/14	60,820,325	CNH	9,943,811
Deutsche Bank AG 1.20%, 3/21/14	60,925,344	CNH	9,960,981
JPMorgan Chase & Co. 1.35%, 3/21/14	60,888,360	CNH	9,954,934
Standard Chartered Bank 1.73%, 3/21/14	61,023,274	CNH	9,976,992

TOTAL TIME DEPOSITS (Cost: $40,287,253)			39,836,718
REPURCHASE AGREEMENT – 13.0%
United States - 13.0%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $25,734,494 (fully collateralized by Fannie Mae, 3.00% – 4.00% due 7/01/25 – 8/01/28 and Freddie Mac, 4.00% due 8/01/43; Market value – $27,021,084)

(Cost: $25,734,366)	25,734,366		25,734,366
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $205,077,032)(a)			204,626,384
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.7)%			(7,286,655)

NET ASSETS – 100.0%			$197,339,729

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH – Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

32	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 71.4%
Treasury Bills – 71.4%
U.S. Treasury Bills
0.03%, 3/13/14*	$3,950,000	$3,949,959
0.05%, 3/27/14*	4,500,000	4,499,829
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,449,797)		8,449,788
REPURCHASE AGREEMENT – 27.2%
United States – 27.2%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $3,214,988 (fully collateralized by Fannie Mae, 3.50% due 8/01/42; Market value – $3,375,721)
(Cost: $3,214,972)	3,214,972	3,214,972
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $11,664,769)(a)		11,664,760
Cash and Other Assets in Excess of Liabilities – 1.4%		163,667

NET ASSETS – 100.0%		$11,828,427

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 93.3%
Treasury Bills – 93.3%
U.S. Treasury Bills
0.03%, 3/13/14*	$109,286,000	$109,284,912
0.05%, 3/27/14*	24,000,000	23,999,090
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $133,284,032)		133,284,002
REPURCHASE AGREEMENT – 4.3%
United States – 4.3%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $6,169,713 (fully collateralized by Fannie Mae, 3.50% – 4.00% due 1/01/27 – 1/01/41; Market value – $6,478,167)

(Cost: $6,169,683)	6,169,683	6,169,683
TOTAL INVESTMENTS IN SECURITIES – 97.6% (Cost: $139,453,715)(a)		139,453,685
Cash and Other Assets in Excess of Liabilities – 2.4%		3,362,288

NET ASSETS – 100.0%		$142,815,973

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 95.9%
Treasury Bills – 95.9%
U.S. Treasury Bills
0.03%, 3/13/14*	$16,723,000	$16,722,825
0.02%, 3/20/14*	4,000,000	3,999,950
0.05%, 3/27/14*	4,500,000	4,499,829
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $25,222,621)		25,222,604
REPURCHASE AGREEMENT – 1.1%
United States – 1.1%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $286,197 (fully collateralized by Fannie Mae, 3.50% due 8/01/42; Market value – $300,506)
(Cost: $286,196)	286,196	286,196
TOTAL INVESTMENTS IN SECURITIES – 97.0% (Cost: $25,508,817)(a)		25,508,800
Cash and Other Assets in Excess of Liabilities – 3.0%		778,716

NET ASSETS – 100.0%		$26,287,516

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	35

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2014

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES – 7.9%
Australia – 7.2%
New South Wales Treasury Corp. 6.00%, 4/01/16, Series 16	11,080,000 AUD	$10,544,316
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22	13,320,000 AUD	13,267,602
Western Australian Treasury Corp. 7.00%, 4/15/15, Series 15	14,116,000 AUD	13,228,459

Total Australia		37,040,377
New Zealand – 0.7%
Queensland Treasury Corp. 7.13%, 9/18/17	3,820,000 NZD	3,479,965
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $45,746,078)		40,520,342
FOREIGN GOVERNMENT OBLIGATIONS – 65.7%
Australia – 1.4%
Australian Government Bond
6.25%, 4/15/15, Series 119	2,186,000 AUD	2,038,579
4.25%, 7/21/17, Series 135	2,394,000 AUD	2,231,361
Eurofima
5.63%, 10/24/16	3,270,000 AUD	3,104,912

Total Australia		7,374,852
China – 4.6%
China Government Bond
1.80%, 12/01/15	21,500,000 CNY	3,499,170
1.40%, 8/18/16	18,000,000 CNY	2,875,371
2.48%, 12/01/20	33,500,000 CNY	5,130,861
2.36%, 8/18/21	35,000,000 CNY	5,270,995
3.10%, 6/29/22	27,000,000 CNY	4,218,660
3.48%, 6/29/27	18,000,000 CNY	2,738,996

Total China		23,734,053
Hong Kong – 4.9%
Hong Kong Government Bond
1.69%, 12/22/14	43,000,000 HKD	5,608,048
1.65%, 6/15/15	106,550,000 HKD	13,977,277
1.51%, 2/24/27	45,700,000 HKD	5,343,091

Total Hong Kong		24,928,416
Indonesia – 5.2%
Indonesia Government
11.25%, 5/15/14, Series FR51	45,196,000,000 IDR	3,925,328
7.38%, 9/15/16, Series FR55	139,387,000,000 IDR	11,940,768
5.25%, 5/15/18, Series FR66	39,935,000,000 IDR	3,132,694
12.80%, 6/15/21, Series FR34	44,422,000,000 IDR	4,762,705
7.00%, 5/15/22, Series FR61	36,135,000,000 IDR	2,870,393

Total Indonesia		26,631,888
Malaysia – 11.8%
Malaysia Government
3.43%, 8/15/14, Series 0211	23,360,000 MYR	7,144,809
3.84%, 8/12/15, Series 0110	59,050,000 MYR	18,215,298
4.01%, 9/15/17, Series 0210	49,856,000 MYR	15,470,652
3.26%, 3/01/18, Series 0213	60,333,000 MYR	18,189,981
4.38%, 11/29/19, Series 0902	4,614,000 MYR	1,447,706

Total Malaysia		60,468,446

New Zealand – 4.2%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	14,305,000 NZD	$12,389,300
6.00%, 12/15/17, Series 1217	9,911,000 NZD	8,956,619

Total New Zealand		21,345,919
Philippines – 5.3%
Republic of Philippines
4.95%, 1/15/21	706,000,000 PHP	16,238,712
3.90%, 11/26/22	300,000,000 PHP	6,360,928
6.25%, 1/14/36	215,000,000 PHP	4,789,609

Total Philippines		27,389,249
Singapore – 4.9%
Singapore Government Bond
2.25%, 6/01/21	16,845,000 SGD	13,482,516
3.00%, 9/01/24	14,089,000 SGD	11,498,457

Total Singapore		24,980,973
South Korea – 11.8%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	16,707,020,000 KRW	15,938,779
4.00%, 9/10/15, Series 1509	14,000,000,000 KRW	13,363,908
2.75%, 9/10/17, Series 1709	21,136,210,000 KRW	19,665,882
4.25%, 6/10/21, Series 2106	11,854,100,000 KRW	11,739,013

Total South Korea		60,707,582
Thailand – 11.6%
Thailand Government Bond
5.25%, 5/12/14	367,646,000 THB	11,331,734
3.13%, 12/11/15	228,259,000 THB	7,087,825
4.13%, 11/18/16	214,690,000 THB	6,845,798
3.25%, 6/16/17	307,421,000 THB	9,588,510
2.80%, 10/10/17	463,685,000 THB	14,201,581
3.63%, 6/16/23	333,316,000 THB	10,208,522

Total Thailand		59,263,970
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $365,553,228)		336,825,348
SUPRANATIONAL BONDS – 12.2%
Australia – 2.6%
Asian Development Bank 5.50%, 2/15/16	6,540,000 AUD	6,141,761
International Finance Corp. 5.75%, 6/24/14	3,206,000 AUD	2,895,446
Nordic Investment Bank 6.00%, 4/06/15	4,900,000 AUD	4,536,380

Total Australia		13,573,587
China – 0.6%
Asian Development Bank 2.85%, 10/21/20	14,500,000 CNY	2,292,510
International Finance Corp. 1.80%, 1/27/16	5,000,000 CNY	808,900

Total China		3,101,410
Hong Kong – 1.0%
Council of Europe Development Bank 2.28%, 12/01/14	39,000,000 HKD	5,079,224

See Notes to Financial Statements.

36	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2014

Investments	Principal Amount	Value

India – 5.8%
European Bank for Reconstruction & Development 5.00%, 5/28/15	340,000,000 INR	$5,330,397
Inter-American Development Bank
5.00%, 7/24/15	574,550,000 INR	8,969,580
4.75%, 10/25/15	368,200,000 INR	5,705,674
International Finance Corp. 7.75%, 12/03/16	585,000,000 INR	9,537,633

Total India		29,543,284
Indonesia – 0.7%
Export-Import Bank of Korea 8.40%, 7/06/16	42,000,000,000 IDR	3,645,379
New Zealand – 1.1%
Inter-American Development Bank 6.25%, 6/22/16	1,616,000 NZD	1,421,168
International Bank for Reconstruction & Development 5.38%, 12/15/14	4,840,000 NZD	4,127,092

Total New Zealand		5,548,260
Taiwan – 0.4%
Export-Import Bank of Korea 0.70%, 7/01/16	69,000,000 TWD	2,262,917
TOTAL SUPRANATIONAL BONDS (Cost: $66,499,919)		62,754,061
REPURCHASE AGREEMENT – 8.9%
United States – 8.9%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $45,572,747 (fully collateralized by Fannie Mae, 3.00% – 4.50% due 4/01/43 – 9/01/43 and Freddie Mac, 3.00% due 3/01/29; Market value – $47,851,146)

(Cost: $45,572,519)	45,572,519	45,572,519
TOTAL INVESTMENTS IN SECURITIES – 94.7% (Cost: $523,371,744)(a)		485,672,270
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 5.3%		27,131,292

NET ASSETS – 100.0%		$512,803,562

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

CNY – Chinese yuan

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

NZD – New Zealand dollar

PHP – Philippines peso

SGD – Singapore dollar

THB – Thai baht

TWD – Taiwan new dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	37

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 28, 2014

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES – 37.0%
Australia – 37.0%
Australian Capital Territory 5.50%, 6/07/18	850,000 AUD	$819,889
Export Development Canada 5.25%, 8/10/15	1,681,000 AUD	1,555,214
New South Wales Treasury Corp.
5.50%, 3/01/17, Series 17	224,000 AUD	214,666
6.00%, 2/01/18, Series 18	1,121,600 AUD	1,101,479
6.00%, 5/01/20, Series 520	240,000 AUD	239,585
Northern Territory Treasury Corp.
5.75%, 7/14/14	500,000 AUD	452,379
6.25%, 10/20/15	500,000 AUD	471,957
4.75%, 9/20/18	400,000 AUD	376,097
Queensland Treasury Corp.
6.00%, 4/21/16, Series 16	454,000 AUD	432,063
6.00%, 9/14/17, Series 17	1,146,000 AUD	1,121,521
South Australian Government Financing Authority
5.75%, 4/20/15, Series 15	207,000 AUD	191,491
5.75%, 9/20/17, Series 17	1,475,000 AUD	1,428,723
Tasmanian Public Finance
5.50%, 6/23/14, Series 14	377,000 AUD	340,315
6.50%, 4/15/15, Series 15	1,528,000 AUD	1,424,560
Treasury Corp. of Victoria
5.50%, 11/15/18, Series 1118	1,534,000 AUD	1,489,707
5.50%, 12/17/24, Series 1224	120,000 AUD	116,393
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	745,000 AUD	698,158
6.00%, 10/16/23, Series 23	722,800 AUD	721,374

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $15,201,563)		13,195,571
FOREIGN GOVERNMENT OBLIGATIONS – 33.0%
Australia – 21.5%
Australian Government Bond
4.25%, 7/21/17, Series 135	336,000 AUD	313,173
5.50%, 1/21/18, Series 132	1,958,000 AUD	1,907,707
5.25%, 3/15/19, Series 122	1,386,000 AUD	1,351,903
4.50%, 4/15/20, Series 126	1,325,000 AUD	1,249,789
5.75%, 5/15/21, Series 124	700,000 AUD	707,929
5.75%, 7/15/22, Series 128	845,000 AUD	858,073
5.50%, 4/21/23, Series 133	960,000 AUD	962,482
4.75%, 4/21/27, Series 136	350,000 AUD	328,214

Total Australia		7,679,270
New Zealand – 11.5%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	154,000 NZD	133,377
6.00%, 12/15/17, Series 1217	1,394,000 NZD	1,259,765
5.00%, 3/15/19, Series 319	1,135,000 NZD	995,488
6.00%, 5/15/21, Series 521	1,065,000 NZD	984,760
5.50%, 4/15/23, Series 423	810,000 NZD	728,414

Total New Zealand		4,101,804
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $12,963,838)		11,781,074

SUPRANATIONAL BONDS – 28.0%
Australia – 27.8%
Asian Development Bank
6.00%, 1/20/15	155,000 AUD	$142,719
5.50%, 2/15/16	280,000 AUD	262,950
6.00%, 2/22/18	1,170,000 AUD	1,142,985
Council of Europe Development Bank
5.75%, 9/16/14	324,000 AUD	294,529
5.63%, 12/14/15	178,000 AUD	166,515
European Investment Bank
5.38%, 5/20/14	436,000 AUD	392,324
6.13%, 1/23/17	1,077,000 AUD	1,041,286
Inter-American Development Bank
6.00%, 5/25/16	1,297,000 AUD	1,236,164
6.50%, 8/20/19	292,000 AUD	294,506
International Bank For Reconstruction & Development 5.50%, 10/21/14	340,000 AUD	309,578
International Finance Corp.
5.75%, 3/16/15	880,000 AUD	811,637
5.75%, 7/28/20	671,000 AUD	652,585
KFW
5.75%, 5/13/15	638,000 AUD	591,166
6.25%, 12/04/19	752,000 AUD	748,035
Landwirtschaftliche Rentenbank 6.50%, 4/12/17	312,000 AUD	305,282
Nordic Investment Bank
6.00%, 8/20/14	202,000 AUD	183,514
6.00%, 4/06/15	1,425,000 AUD	1,319,253

Total Australia		9,895,028
New Zealand – 0.2%
KFW 6.38%, 2/17/15	94,000 NZD	81,044
TOTAL SUPRANATIONAL BONDS (Cost: $11,539,174)		9,976,072
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $39,704,575)(a)		34,952,717
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 2.0%		725,389

NET ASSETS – 100.0%		$35,678,106
Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

NZD – New Zealand dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

38	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 28, 2014

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 38.7%
Federal Home Loan Mortgage Corporation – 6.4%
2.38%, 1/13/22	$100,000	$98,688
4.50%, 2/15/35(a)	100,000	107,188
4.00%, 12/01/43	99,622	104,473

Total Federal Home Loan Mortgage Corporation		310,349
Federal National Mortgage Association – 21.4%
0.88%, 5/21/18	100,000	98,116
4.00%, 7/01/26	47,723	51,109
3.50%, 12/01/26	49,013	51,960
5.50%, 2/01/28	200,000	223,619
2.50%, 8/01/28	48,000	48,406
3.00%, 11/01/28	49,116	50,916
5.00%, 3/01/41(a)	100,000	109,500
4.50%, 10/01/41	100,001	107,631
3.50%, 6/01/42	100,008	101,699
3.00%, 8/01/43	100,053	97,355
4.00%, 11/01/43	99,362	104,422

Total Federal National Mortgage Association		1,044,733
Government National Mortgage Association – 10.9%
5.00%, 2/20/43	193,647	213,032
3.50%, 3/15/44(a)	100,000	103,008
4.00%, 3/15/44(a)	100,000	106,062
4.50%, 3/15/44(a)	100,000	108,699

Total Government National Mortgage Association		530,801
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,874,235)		1,885,883
U.S. GOVERNMENT OBLIGATIONS – 27.7%
U.S. Treasury Bond – 3.7%
5.38%, 2/15/31	62,500	80,068
3.63%, 8/15/43	100,000	100,672

Total U.S. Treasury Bond		180,740
U.S. Treasury Note – 24.0%
2.13%, 5/31/15	475,000	486,550
0.63%, 7/15/16	402,500	404,103
1.50%, 8/31/18	25,000	25,169
2.13%, 8/15/21	200,000	198,602
4.38%, 5/15/40	50,000	57,555

Total U.S. Treasury Note		1,171,979
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,339,086)		1,352,719
CORPORATE BONDS – 24.0%
United States – 24.0%
21st Century Fox America, Inc. 6.65%, 11/15/37	10,000	12,161
American Express Credit Corp. 2.80%, 9/19/16	20,000	20,941
Amgen, Inc. 5.15%, 11/15/41	10,000	10,510
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	20,000	23,179
AT&T, Inc. 2.38%, 11/27/18	15,000	15,200
4.35%, 6/15/45	5,000	4,444

Bank of America Corp. 2.60%, 1/15/19	$50,000	$50,670
BB&T Corp. 3.20%, 3/15/16	10,000	10,477
Burlington Northern Santa Fe LLC 4.70%, 10/01/19	12,500	13,993
Capital One Financial Corp. 6.15%, 9/01/16	40,000	44,809
Caterpillar Financial Services Corp. 7.15%, 2/15/19	12,500	15,452
CBS Corp. 8.88%, 5/15/19	20,000	25,827
Cellco Partnership 8.50%, 11/15/18	15,000	19,172
Citigroup, Inc. 8.13%, 7/15/39	15,000	21,889
Comcast Corp. 5.70%, 5/15/18	10,000	11,579
6.45%, 3/15/37	10,000	12,346
ConocoPhillips 6.50%, 2/01/39	30,000	39,356
Costco Wholesale Corp. 5.50%, 3/15/17	15,000	16,979
DIRECTV Holdings LLC 3.80%, 3/15/22	15,000	14,851
Dow Chemical Co. (The) 4.25%, 11/15/20	15,000	16,109
Duke Energy Florida, Inc. 6.40%, 6/15/38	7,500	9,775
Ford Motor Co. 4.75%, 1/15/43	10,000	9,707
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/23	10,000	9,696
General Electric Capital Corp. 5.50%, 1/08/20, Series G	15,000	17,443
6.75%, 3/15/32, Series A	10,000	12,829
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19, Series G	50,000	61,306
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	30,000	33,561
Home Depot, Inc. (The) 4.88%, 2/15/44	5,000	5,397
HSBC Finance Corp. 6.68%, 1/15/21	30,000	35,315
JPMorgan Chase & Co. 3.40%, 6/24/15	10,000	10,360
3.20%, 1/25/23	15,000	14,574
5.50%, 10/15/40	10,000	11,188
Kellogg Co. 4.45%, 5/30/16	25,000	26,902
Merck & Co., Inc. 4.15%, 5/18/43	5,000	4,842
Microsoft Corp. 3.63%, 12/15/23	45,000	46,316
Mondelez International, Inc. 5.38%, 2/10/20	20,000	22,858

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 28, 2014

Investments	Principal Amount	Value

Morgan Stanley 2.13%, 4/25/18	$50,000	$50,333
Norfolk Southern Corp. 3.00%, 4/01/22	40,000	39,252
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	20,000	24,911
Oracle Corp. 6.50%, 4/15/38	10,000	12,730
PepsiCo, Inc. 4.50%, 1/15/20	10,000	11,143
Pfizer, Inc. 7.20%, 3/15/39	10,000	13,951
Philip Morris International, Inc. 4.88%, 11/15/43	5,000	5,122
Plains All American Pipeline LP 3.65%, 6/01/22	17,500	17,700
PNC Funding Corp. 5.63%, 2/01/17	35,000	38,961
Public Service Electric & Gas Co. 2.38%, 5/15/23	25,000	23,358
San Diego Gas & Electric Co. 4.50%, 8/15/40	20,000	20,915
Southern California Edison Co. 4.65%, 10/01/43	20,000	21,125
Thomson Reuters Corp. 6.50%, 7/15/18	15,000	17,486
Time Warner Cable, Inc. 6.75%, 6/15/39	7,500	8,932
Time Warner, Inc. 7.63%, 4/15/31	20,000	26,425
United Technologies Corp. 6.13%, 2/01/19	12,500	14,919
Verizon Communications, Inc. 6.55%, 9/15/43	25,000	30,716
Wal-Mart Stores, Inc. 6.20%, 4/15/38	10,000	12,569
Wells Fargo & Co. 4.13%, 8/15/23	25,000	25,529
Xerox Corp. 6.35%, 5/15/18	20,000	23,398
TOTAL CORPORATE BONDS (Cost: $1,144,717)		1,171,488
FOREIGN CORPORATE BONDS – 4.2%
Austria – 0.2%
Oesterreichische Kontrollbank AG 4.88%, 2/16/16	10,000	10,853
Brazil – 0.2%
Vale Overseas Ltd. 6.88%, 11/21/36	10,000	10,793
Canada – 1.0%
Bank of Montreal 2.50%, 1/11/17	15,000	15,643
Province of Ontario Canada 0.95%, 5/26/15	30,000	30,248

Total Canada		45,891

Germany – 0.6%
KFW 1.00%, 6/11/18	$30,000	$29,575
Netherlands – 0.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	15,000	15,416
Shell International Finance BV 5.50%, 3/25/40	10,000	11,710

Total Netherlands		27,126
Spain – 0.3%
Telefonica Emisiones SAU 3.99%, 2/16/16	12,500	13,151
Sweden – 0.4%
Svensk Exportkredit AB 2.13%, 7/13/16	20,000	20,700
United Kingdom – 0.9%
HSBC Holdings PLC 5.10%, 4/05/21	20,000	22,478
Vodafone Group PLC 5.45%, 6/10/19	20,000	23,196

Total United Kingdom		45,674
TOTAL FOREIGN CORPORATE BONDS (Cost: $201,636)		203,763
COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
United States – 2.1%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11	15,000	15,094
COMM Mortgage Trust 1.34%, 7/10/45, Series 2013-CR9	27,750	27,910
GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14	15,000	15,889
JP Morgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13	15,000	15,433
Morgan Stanley Bank of America Merrill Lynch Trust 3.13%, 12/15/48, Series 2013-C8	15,000	14,692
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17	15,000	15,603
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $104,391)		104,621
SUPRANATIONAL BONDS – 1.3%
Luxembourg – 0.5%
European Investment Bank 4.00%, 2/16/21	20,000	22,021
United States – 0.8%
International Finance Corp. 2.75%, 4/20/15	40,000	41,123
TOTAL SUPRANATIONAL BONDS (Cost: $62,872)		63,144

See Notes to Financial Statements.

40	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 28, 2014

Investments	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.3%
Brazilian Government International Bond 10.13%, 5/15/27	$10,000	$15,100
Mexico – 0.3%
Mexico Government International Bond 4.00%, 10/02/23	15,000	15,206
Poland – 0.2%
Poland Government International Bond 3.00%, 3/17/23	7,500	7,060
Turkey – 0.2%
Turkey Government International Bond 7.38%, 2/05/25	10,000	11,345
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $48,292)		48,711
MUNICIPAL BOND – 0.7%
United States – 0.7%
State of California 7.55%, 4/01/39
(Cost: $33,019)	25,000	34,826
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $4,808,248)(b)		4,865,155
Cash and Other Assets in Excess of Liabilities – 0.3%		13,607

NET ASSETS – 100.0%		$4,878,762

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	41

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 37.7%
Federal Home Loan Mortgage Corporation – 6.2%
2.38%, 1/13/22	$100,000	$98,688
4.50%, 2/15/35(a)	100,000	107,188
4.00%, 12/01/43	99,622	104,473

Total Federal Home Loan Mortgage Corporation		310,349
Federal National Mortgage Association – 20.9%
0.88%, 5/21/18	100,000	98,116
5.50%, 10/01/25	200,000	222,685
4.00%, 7/01/26	47,723	51,109
3.50%, 12/01/26	49,013	51,960
2.50%, 8/01/28	48,000	48,406
3.00%, 11/01/28	49,116	50,916
4.50%, 9/01/39	99,999	107,630
5.00%, 3/01/41(a)	100,000	109,500
3.50%, 6/01/42	100,008	101,699
3.00%, 8/01/43	100,053	97,355
4.00%, 11/01/43	99,362	104,421

Total Federal National Mortgage Association		1,043,797
Government National Mortgage Association - 10.6%
5.00%, 2/20/43	193,647	213,032
3.50%, 3/15/44(a)	100,000	103,008
4.00%, 3/15/44(a)	100,000	106,062
4.50%, 3/15/44(a)	100,000	108,699

Total Government National Mortgage Association		530,801
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,874,219)		1,884,947
U.S. GOVERNMENT OBLIGATIONS – 29.3%
U.S. Treasury Bond – 3.6%
5.38%, 2/15/31	62,500	80,068
3.63%, 8/15/43	100,000	100,672

Total U.S. Treasury Bond		180,740
U.S. Treasury Note – 25.7%
2.13%, 5/31/15	475,000	486,550
0.63%, 7/15/16	540,000	542,151
2.13%, 8/15/21	200,000	198,602
4.38%, 5/15/40	50,000	57,555

Total U.S. Treasury Note		1,284,858
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,451,766)		1,465,598
CORPORATE BONDS – 23.4%
United States – 23.4%
21st Century Fox America, Inc. 6.65%, 11/15/37	10,000	12,161
American Express Credit Corp. 2.80%, 9/19/16	20,000	20,941
Amgen, Inc. 5.15%, 11/15/41	10,000	10,510
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	20,000	23,179
AT&T, Inc. 2.38%, 11/27/18	15,000	15,200
4.35%, 6/15/45	5,000	4,444
Bank of America Corp. 2.60%, 1/15/19	$50,000	$50,670
BB&T Corp. 3.20%, 3/15/16	10,000	10,477
Burlington Northern Santa Fe LLC 4.70%, 10/01/19	12,500	13,993
Capital One Financial Corp. 6.15%, 9/01/16	40,000	44,809
Caterpillar Financial Services Corp. 7.15%, 2/15/19	12,500	15,452
CBS Corp. 8.88%, 5/15/19	20,000	25,827
Cellco Partnership 8.50%, 11/15/18	15,000	19,172
Citigroup, Inc. 8.13%, 7/15/39	15,000	21,889
Comcast Corp. 5.70%, 5/15/18	10,000	11,579
6.45%, 3/15/37	10,000	12,346
ConocoPhillips 6.50%, 2/01/39	30,000	39,356
Costco Wholesale Corp. 5.50%, 3/15/17	15,000	16,979
DIRECTV Holdings LLC 3.80%, 3/15/22	15,000	14,851
Dow Chemical Co. (The) 4.25%, 11/15/20	15,000	16,109
Duke Energy Florida, Inc. 6.40%, 6/15/38	7,500	9,775
Ford Motor Co. 4.75%, 1/15/43	10,000	9,707
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/23	10,000	9,696
General Electric Capital Corp. 5.50%, 1/08/20, Series G	15,000	17,443
6.75%, 3/15/32, Series A	10,000	12,829
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19, Series G	50,000	61,306
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	30,000	33,561
Home Depot, Inc. (The) 4.88%, 2/15/44	5,000	5,397
HSBC Finance Corp. 6.68%, 1/15/21	30,000	35,315
JPMorgan Chase & Co. 3.40%, 6/24/15	10,000	10,360
3.20%, 1/25/23	15,000	14,574
5.50%, 10/15/40	10,000	11,188
Kellogg Co. 4.45%, 5/30/16	25,000	26,902
Merck & Co., Inc. 4.15%, 5/18/43	5,000	4,842
Microsoft Corp. 3.63%, 12/15/23	45,000	46,316
Mondelez International, Inc. 5.38%, 2/10/20	20,000	22,858

See Notes to Financial Statements.

42	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 28, 2014

Investments	Principal Amount	Value
Morgan Stanley 2.13%, 4/25/18	$50,000	$50,333
Norfolk Southern Corp. 3.00%, 4/01/22	40,000	39,252
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	20,000	24,911
Oracle Corp. 6.50%, 4/15/38	10,000	12,730
PepsiCo, Inc. 4.50%, 1/15/20	10,000	11,143
Pfizer, Inc. 7.20%, 3/15/39	10,000	13,951
Philip Morris International, Inc. 4.88%, 11/15/43	5,000	5,122
Plains All American Pipeline LP 3.65%, 6/01/22	17,500	17,700
PNC Funding Corp. 5.63%, 2/01/17	35,000	38,961
Public Service Electric & Gas Co. 2.38%, 5/15/23	25,000	23,358
San Diego Gas & Electric Co. 4.50%, 8/15/40	20,000	20,915
Southern California Edison Co. 4.65%, 10/01/43	20,000	21,125
Thomson Reuters Corp. 6.50%, 7/15/18	15,000	17,486
Time Warner Cable, Inc. 6.75%, 6/15/39	7,500	8,932
Time Warner, Inc. 7.63%, 4/15/31	20,000	26,425
United Technologies Corp. 6.13%, 2/01/19	12,500	14,919
Verizon Communications, Inc. 6.55%, 9/15/43	25,000	30,716
Wal-Mart Stores, Inc. 6.20%, 4/15/38	10,000	12,569
Wells Fargo & Co. 4.13%, 8/15/23	25,000	25,529
Xerox Corp. 6.35%, 5/15/18	20,000	23,398

TOTAL CORPORATE BONDS (Cost: $1,144,717)		1,171,488
FOREIGN CORPORATE BONDS – 3.4%
Austria – 0.2%
Oesterreichische Kontrollbank AG 4.88%, 2/16/16	10,000	10,853
Brazil – 0.2%
Vale Overseas Ltd. 6.88%, 11/21/36	10,000	10,793
Canada – 0.3%
Bank of Montreal 2.50%, 1/11/17	15,000	15,643
Germany – 0.6%
KFW 1.00%, 6/11/18	30,000	29,575
Netherlands – 0.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	$15,000	$15,416
Shell International Finance BV 5.50%, 3/25/40	10,000	11,710

Total Netherlands		27,126
Spain – 0.3%
Telefonica Emisiones SAU 3.99%, 2/16/16	12,500	13,151
Sweden – 0.4%
Svensk Exportkredit AB 2.13%, 7/13/16	20,000	20,700
United Kingdom – 0.9%
HSBC Holdings PLC 5.10%, 4/05/21	20,000	22,479
Vodafone Group PLC 5.45%, 6/10/19	20,000	23,196

Total United Kingdom		45,675
TOTAL FOREIGN CORPORATE BONDS (Cost: $171,412)		173,516
COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
United States – 2.1%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11	15,000	15,094
COMM Mortgage Trust 1.34%, 7/10/45, Series 2013-CR9	27,750	27,910
GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14	15,000	15,889
JP Morgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13	15,000	15,433
Morgan Stanley Bank of America Merrill Lynch Trust 3.13%, 12/15/48, Series 2013-C8	15,000	14,692
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17	15,000	15,603

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $104,391)		104,621
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Brazil – 0.4%
Brazilian Government International Bond 10.13%, 5/15/27	10,000	15,100
Canada – 0.6%
Province of Ontario Canada 0.95%, 5/26/15	30,000	30,248
Mexico – 0.3%
Mexico Government International Bond 4.00%, 10/02/23	15,000	15,206
Poland – 0.1%
Poland Government International Bond 3.00%, 3/17/23	7,500	7,059

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 28, 2014

Investments	Principal Amount	Value
Turkey – 0.2%
Turkey Government International Bond 7.38%, 2/05/25	$10,000	$11,345
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $78,516)		78,958
SUPRANATIONAL BONDS – 1.2%
Luxembourg – 0.4%
European Investment Bank 4.00%, 2/16/21	20,000	22,021
United States – 0.8%
International Finance Corp. 2.75%, 4/20/15	40,000	41,123
TOTAL SUPRANATIONAL BONDS (Cost: $62,872)		63,144
MUNICIPAL BOND – 0.7%
United States – 0.7%
State of California 7.55%, 4/01/39
(Cost: $33,019)	25,000	34,826
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $4,920,912)(b)		4,977,098
Cash and Other Assets in Excess of Liabilities – 0.6%		27,648

NET ASSETS – 100.0%		$5,004,746
(a)	To-be-announced (“TBA”) security (See Note 2).
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

44	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 100.0%
Treasury Note – 100.0%
U.S. Treasury Floating Rate Note 0.09%, 1/31/16**	$2,499,500	$2,498,603
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,499,549)(a)		2,498,603
Cash and Other Assets in Excess of Liabilities – 0.0%		469

NET ASSETS – 100.0%		$2,499,072
**	Floating rate note. Coupon shown is in effect at February 28, 2014. Date represents the ultimate maturity date.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	45

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 28, 2014

Investments	Principal Amount	Value

CORPORATE BONDS – 84.0%
United States – 84.0%
AES Corp. (The) 8.00%, 10/15/17	$100,000	$118,750
Affinion Group, Inc. 7.88%, 12/15/18	30,000	26,700
Alcatel-Lucent USA, Inc. 4.63%, 7/01/17(a)	100,000	103,625
Alere, Inc. 7.25%, 7/01/18	55,000	60,637
Ally Financial, Inc. 5.50%, 2/15/17	280,000	307,300
Associated Materials LLC 9.13%, 11/01/17	320,000	337,600
Best Buy Co., Inc. 5.00%, 8/01/18	80,000	83,200
Beverages & More, Inc. 10.00%, 11/15/18(a)	50,000	51,187
Burger King Corp. 9.88%, 10/15/18	50,000	54,875
Cablevision Systems Corp. 7.75%, 4/15/18	200,000	232,250
Caesars Entertainment Operating Co., Inc. 11.25%, 6/01/17	60,000	61,425
Carrizo Oil & Gas, Inc. 8.63%, 10/15/18	80,000	86,600
CIT Group, Inc. 5.00%, 5/15/17	120,000	129,300
Clear Channel Communications, Inc. 6.88%, 6/15/18	25,000	23,562
CNH Capital LLC 6.25%, 11/01/16	200,000	220,500
Cogent Communications Group, Inc. 8.38%, 2/15/18(a)	110,000	120,175
CONSOL Energy, Inc. 8.00%, 4/01/17	50,000	52,250
Constellation Brands, Inc. 7.25%, 9/01/16	100,000	113,750
Dell, Inc. 3.10%, 4/01/16(b)	100,000	102,250
DineEquity, Inc. 9.50%, 10/30/18	80,000	88,000
DISH DBS Corp. 4.25%, 4/01/18	300,000	312,750
DynCorp International, Inc. 10.38%, 7/01/17	50,000	52,500
E*TRADE Financial Corp. 6.75%, 6/01/16	80,000	87,000
Energy Future Intermediate Holding Co. LLC 11.25%, 12/01/18 PIK(a)	30,000	20,100
Ferro Corp. 7.88%, 8/15/18	100,000	106,750
Frontier Communications Corp. 8.25%, 5/01/14	200,000	202,250
General Motors Co. 3.50%, 10/02/18(a)	160,000	166,000

GenOn Energy, Inc. 7.88%, 6/15/17	360,000	364,500
Genworth Holdings, Inc. 6.15%, 11/15/66**	50,000	46,206
Gymboree Corp. 9.13%, 12/01/18(b)	50,000	44,625
HCA, Inc. 6.38%, 1/15/15	100,000	104,375
Healthcare Technology Intermediate, Inc. 7.38%, 9/01/18 PIK(a)	320,000	332,800
Hexion US Finance Corp. 8.88%, 2/01/18	80,000	83,800
iGATE Corp. 9.00%, 5/01/16	50,000	53,000
Interactive Data Corp. 10.25%, 8/01/18	95,000	103,550
International Lease Finance Corp. 8.75%, 3/15/17	160,000	189,600
Kinetic Concepts, Inc. 10.50%, 11/01/18	80,000	92,900
Lennar Corp. 4.75%, 12/15/17	200,000	213,500
Masco Corp. 6.13%, 10/03/16	200,000	223,000
MGM Resorts International 7.63%, 1/15/17	320,000	365,600
Michaels FinCo Holdings LLC 7.50%, 8/01/18 PIK(a)	30,000	31,200
MPH Intermediate Holding Co. 2 8.38%, 8/01/18 PIK(a)	30,000	31,388
Reynolds Group Issuer, Inc. 8.50%, 5/15/18	400,000	422,000
Safway Group Holding LLC 7.00%, 5/15/18(a)	100,000	106,750
SLM Corp. 8.45%, 6/15/18	280,000	332,500
Springleaf Finance Corp. 6.90%, 12/15/17	400,000	440,500
Sprint Communications, Inc. 6.00%, 12/01/16	50,000	54,813
9.00%, 11/15/18(a)	200,000	245,500
Stater Brothers Holdings, Inc. 7.38%, 11/15/18	50,000	53,063
Swift Services Holdings, Inc. 10.00%, 11/15/18	80,000	88,500
Synovus Financial Corp. 5.13%, 6/15/17	72,000	75,600
Toys R Us, Inc. 10.38%, 8/15/17	25,000	21,813
TransUnion Holding Co., Inc. 8.13%, 6/15/18	30,000	31,800
United Continental Holdings, Inc. 6.38%, 6/01/18	100,000	106,750
US Airways Group, Inc. 6.13%, 6/01/18	100,000	105,250

See Notes to Financial Statements.

46	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 28, 2014

Investments	Principal Amount	Value

USG Corp. 9.75%, 1/15/18	$30,000	$36,375
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)	200,000	221,500
Verso Paper Holdings LLC 11.75%, 1/15/19	50,000	46,625
VWR Funding, Inc. 7.25%, 9/15/17	100,000	107,750
Westmoreland Coal Co. 10.75%, 2/01/18	24,000	26,250
WMG Acquisition Corp. 11.50%, 10/01/18	50,000	57,125

TOTAL CORPORATE BONDS (Cost: $8,142,372)		8,181,794
FOREIGN CORPORATE BONDS – 11.9%
Canada – 0.5%
Telesat Canada 6.00%, 5/15/17(a)	50,000	52,000
Cyprus – 2.2%
Drill Rigs Holdings, Inc. 6.50%, 10/01/17(a)	200,000	211,000
Italy – 3.8%
Telecom Italia Capital S.A. 5.25%, 10/01/15	200,000	210,250
Wind Acquisition Finance S.A. 11.75%, 7/15/17(a)	150,000	159,000

Total Italy		369,250
Luxembourg – 2.6%
ArcelorMittal S.A. 5.00%, 2/25/17	240,000	257,700
Norway – 2.0%
Eksportfinans ASA 2.00%, 9/15/15	200,000	198,900
United Kingdom – 0.8%
CEVA Group PLC 8.38%, 12/01/17(a)	75,000	78,750
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,167,645)		1,167,600

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $152,500)(d)	152,500	152,500
TOTAL INVESTMENTS IN SECURITIES – 97.5% (Cost: $9,462,517)(e)		9,501,894
Other Assets in Excess of Liabilities – 2.5%		242,386

NET ASSETS – 100.0%		$9,744,280
**	Floating rate note. Coupon shown is in effect at February 28, 2014. Date represents the ultimate maturity date.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2014.

(d)	At February 28, 2014, the total market value of the Fund’s securities on loan was $148,368 and the total market value of the collateral held by the Fund was $152,500.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

PIK – Payment In Kind

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	47

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 28, 2014

Investments	Principal Amount	Value
CORPORATE BONDS – 83.0%
United States – 83.0%
AES Corp. (The)
8.00%, 10/15/17	$100,000	$118,750
Affinion Group, Inc.
7.88%, 12/15/18	50,000	44,500
Alcatel-Lucent USA, Inc.
4.63%, 7/01/17(a)	100,000	103,625
Alere, Inc.
7.25%, 7/01/18	55,000	60,637
Ally Financial, Inc.
5.50%, 2/15/17	280,000	307,300
Associated Materials LLC
9.13%, 11/01/17	320,000	337,600
Best Buy Co., Inc.
5.00%, 8/01/18	80,000	83,200
Beverages & More, Inc.
10.00%, 11/15/18(a)	50,000	51,187
Burger King Corp.
9.88%, 10/15/18	50,000	54,875
Cablevision Systems Corp.
7.75%, 4/15/18	200,000	232,250
Caesars Entertainment Operating Co., Inc
11.25%, 6/01/17	60,000	61,425
Carrizo Oil & Gas, Inc.
8.63%, 10/15/18	80,000	86,600
CIT Group, Inc.
5.00%, 5/15/17	120,000	129,300
Clear Channel Communications, Inc.
6.88%, 6/15/18	25,000	23,562
CNH Capital LLC
6.25%, 11/01/16	200,000	220,500
Cogent Communications Group, Inc.
8.38%, 2/15/18(a)	110,000	120,175
CONSOL Energy, Inc.
8.00%, 4/01/17	50,000	52,250
Constellation Brands, Inc.
7.25%, 9/01/16	100,000	113,750
Dell, Inc.
3.10%, 4/01/16(b)	100,000	102,250
DineEquity, Inc.
9.50%, 10/30/18	80,000	88,000
DISH DBS Corp.
4.25%, 4/01/18	300,000	312,750
DynCorp International, Inc.
10.38%, 7/01/17	50,000	52,500
E*TRADE Financial Corp.
6.75%, 6/01/16	80,000	87,000
Energy Future Intermediate Holding Co. LLC
11.25%, 12/01/18 PIK(a)	50,000	33,500
Ferro Corp.
7.88%, 8/15/18	100,000	106,750
Frontier Communications Corp.
8.25%, 5/01/14	200,000	202,250
General Motors Co.
3.50%, 10/02/18(a)	160,000	166,000
GenOn Energy, Inc.
7.88%, 6/15/17	$360,000	$364,500
Genworth Holdings, Inc.
6.15%, 11/15/66**	50,000	46,206
Gymboree Corp.
9.13%, 12/01/18(b)	50,000	44,625
HCA, Inc.
6.38%, 1/15/15	100,000	104,375
Healthcare Technology Intermediate, Inc.
7.38%, 9/01/18 PIK(a)	320,000	332,800
Hexion US Finance Corp.
8.88%, 2/01/18	80,000	83,800
iGATE Corp.
9.00%, 5/01/16	50,000	53,000
Interactive Data Corp.
10.25%, 8/01/18	95,000	103,550
International Lease Finance Corp.
8.75%, 3/15/17	160,000	189,600
Kinetic Concepts, Inc.
10.50%, 11/01/18	80,000	92,900
Lennar Corp.
4.75%, 12/15/17	200,000	213,500
Masco Corp.
6.13%, 10/03/16	200,000	223,000
MGM Resorts International
7.63%, 1/15/17	320,000	365,600
Michaels FinCo Holdings LLC
7.50%, 8/01/18 PIK(a)	50,000	52,000
MPH Intermediate Holding Co. 2
8.38%, 8/01/18 PIK(a)	50,000	52,313
Reynolds Group Issuer, Inc.
8.50%, 5/15/18	400,000	422,000
Safway Group Holding LLC
7.00%, 5/15/18(a)	100,000	106,750
SLM Corp.
8.45%, 6/15/18	280,000	332,500
Springleaf Finance Corp.
6.90%, 12/15/17	400,000	440,500
Sprint Communications, Inc.
6.00%, 12/01/16	50,000	54,813
9.00%, 11/15/18(a)	200,000	245,500
Stater Brothers Holdings, Inc.
7.38%, 11/15/18	50,000	53,063
Swift Services Holdings, Inc.
10.00%, 11/15/18	80,000	88,500
Synovus Financial Corp.
5.13%, 6/15/17	72,000	75,600
Toys R Us, Inc.
10.38%, 8/15/17	25,000	21,813
TransUnion Holding Co., Inc.
8.13%, 6/15/18	50,000	53,000
United Continental Holdings, Inc.
6.38%, 6/01/18	100,000	106,750
US Airways Group, Inc.
6.13%, 6/01/18	100,000	105,250

See Notes to Financial Statements.

48	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 28, 2014

Investments	Principal Amount	Value
USG Corp.
9.75%, 1/15/18	$50,000	$60,625
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)	200,000	221,500
Verso Paper Holdings LLC
11.75%, 1/15/19	50,000	46,625
VWR Funding, Inc.
7.25%, 9/15/17	100,000	107,750
Westmoreland Coal Co.
10.75%, 2/01/18	35,000	38,281
WMG Acquisition Corp.
11.50%, 10/01/18	50,000	57,125
TOTAL CORPORATE BONDS (Cost: $8,273,482)		8,312,200
FOREIGN CORPORATE BONDS – 11.7%
Canada – 0.5%
Telesat Canada
6.00%, 5/15/17(a)	50,000	52,000
Cyprus – 2.1%
Drill Rigs Holdings, Inc.
6.50%, 10/01/17(a)	200,000	211,000
Italy – 3.7%
Telecom Italia Capital S.A.
5.25%, 10/01/15	200,000	210,250
Wind Acquisition Finance S.A.
11.75%, 7/15/17(a)	150,000	159,000

Total Italy		369,250
Luxembourg – 2.6%
ArcelorMittal S.A.
5.00%, 2/25/17	240,000	257,700
Norway – 2.0%
Eksportfinans ASA
2.00%, 9/15/15	200,000	198,900
United Kingdom – 0.8%
CEVA Group PLC
8.38%, 12/01/17(a)	75,000	78,750
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,167,645)		1,167,600

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $152,500)(d)	152,500	152,500
TOTAL INVESTMENTS IN SECURITIES – 96.2% (Cost: $9,593,627)(e)		9,632,300
Cash and Other Assets in Excess of Liabilities – 3.8%		382,303

NET ASSETS – 100.0%		$10,014,603
**	Floating rate note. Coupon shown is in effect at February 28, 2014. Date represents the ultimate maturity date.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2014.

(d)	At February 28, 2014, the total market value of the Fund’s securities on loan was $148,368 and the total market value of the collateral held by the Fund was $152,500.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

PIK – Payment In Kind

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	49

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2014

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 94.2%
Brazil – 16.2%
Braskem Finance Ltd.
5.75%, 4/15/21(a)	$3,468,000	$3,489,675
Centrais Eletricas Brasileiras S.A.
5.75%, 10/27/21	2,054,000	2,033,203
CSN Resources S.A.
6.50%, 7/21/20(a)	1,869,000	1,895,867
Odebrecht Finance Ltd.
4.38%, 4/25/25(b)	2,320,000	2,070,600
Oi S.A.
5.75%, 2/10/22	951,000	902,261
Petrobras International Finance Co.
5.38%, 1/27/21	3,507,000	3,529,971
Vale Overseas Ltd.
4.38%, 1/11/22	3,219,000	3,213,637

Total Brazil		17,135,214
Chile – 1.9%
Cencosud S.A.
4.88%, 1/20/23	2,140,000	2,050,388
China – 2.9%
Country Garden Holdings Co. Ltd.
7.25%, 4/04/21(a)	2,250,000	2,162,813
MCE Finance Ltd.
5.00%, 2/15/21(b)	900,000	893,250

Total China		3,056,063
Colombia – 5.8%
Ecopetrol S.A.
7.63%, 7/23/19	2,475,000	3,001,866
Pacific Rubiales Energy Corp.
5.38%, 1/26/19(b)	2,140,000	2,229,826
5.13%, 3/28/23	990,000	954,731

Total Colombia		6,186,423
Hong Kong – 3.7%
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22	1,565,000	1,639,703
Noble Group Ltd.
6.75%, 1/29/20	2,103,000	2,281,755

Total Hong Kong		3,921,458
India – 3.3%
Vedanta Resources PLC
8.25%, 6/07/21	3,258,000	3,443,299
Indonesia – 3.2%
PT Pertamina (Persero)
5.25%, 5/23/21	3,380,000	3,434,925
Jamaica – 4.2%
Digicel Group Ltd.
8.25%, 9/30/20	4,160,000	4,434,747
Kazakhstan – 2.9%
KazMunayGaz National Co.
6.38%, 4/09/21	2,767,000	3,019,489
Mexico – 11.0%
Cemex SAB de CV
6.50%, 12/10/19(b)	$200,000	$210,500
7.25%, 1/15/21(b)	1,810,000	1,944,619
Grupo Bimbo SAB de CV
4.50%, 1/25/22	2,488,000	2,539,887
Mexichem SAB de CV
4.88%, 9/19/22(a)	3,650,000	3,614,869
Southern Copper Corp.
5.25%, 11/08/42	3,930,000	3,380,055

Total Mexico		11,689,930
Peru – 1.8%
Volcan Cia Minera S.A.A.
5.38%, 2/02/22	1,966,000	1,900,876
Qatar – 2.8%
Qtel International Finance Ltd.
4.75%, 2/16/21(a)	2,756,000	2,966,145
Russia – 28.1%
EDC Finance Ltd.
4.88%, 4/17/20(b)	800,000	761,000
4.88%, 4/17/20(a)	1,010,000	960,763
EuroChem Mineral & Chemical Co. OJSC
5.13%, 12/12/17(a)	2,800,000	2,835,000
Evraz Group S.A.
6.75%, 4/27/18(a)	3,126,000	3,104,509
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16	3,051,000	3,249,315
LUKOIL International Finance B.V.
6.13%, 11/09/20(a)	1,373,000	1,479,407
Novatek OAO Via Novatek Finance Ltd.
4.42%, 12/13/22(a)	2,210,000	2,055,300
Rosneft Finance S.A.
7.25%, 2/02/20(a)	2,718,000	3,115,507
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.15%, 3/06/17(a)	3,080,000	3,125,430
Severstal OAO Via Steel Capital S.A.
6.70%, 10/25/17(a)	1,283,000	1,376,017
5.90%, 10/17/22(a)	677,000	659,229
Sibur Securities Ltd.
3.91%, 1/31/18(a)	2,800,000	2,737,000
VimpelCom Holdings B.V.
7.50%, 3/01/22(a)	4,062,000	4,249,868

Total Russia		29,708,345
South Africa – 2.2%
AngloGold Ashanti Holdings PLC
8.50%, 7/30/20(a)	2,050,000	2,302,406
Turkey – 2.0%
Anadolu Efes Biracilik ve Malt Sanayii AS
3.38%, 11/01/22(a)	2,530,000	2,106,225

See Notes to Financial Statements.

50	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2014

Investments	Principal Amount	Value
Venezuela – 2.2%
Petroleos de Venezuela S.A.
8.50%, 11/02/17	$2,868,200	$2,314,279
TOTAL FOREIGN CORPORATE BONDS (Cost: $101,889,414)		99,670,212
FOREIGN GOVERNMENT AGENCIES – 3.3%
United Arab Emirates – 3.3%
MDC-GMTM B.V.
5.50%, 4/20/21(a)
(Cost: $3,399,348)	3,056,000	3,444,876

Investments	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 23.9%
United States – 23.9%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $25,339,746)(d)	25,339,746	25,339,746
TOTAL INVESTMENTS IN SECURITIES – 121.4% (Cost: $130,628,508)(e)		128,454,834
Liabilities in Excess of Cash and Other Assets – (21.4)%		(22,610,482)

NET ASSETS – 100.0%		$105,844,352
(a)	Security, or portion thereof, was on loan at February 28, 2014.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2014.

(d)	At February 28, 2014, the total market value of the Fund’s securities on loan was $24,765,395 and the total market value of the collateral held by the Fund was $25,339,746.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	51

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS – 84.7%
Brazil – 10.1%
Federal Republic of Brazil
12.50%, 1/05/16	5,199,000	BRL	$2,323,526
12.50%, 1/05/22	3,659,000	BRL	1,777,810
10.25%, 1/10/28	3,123,000	BRL	1,356,954
Letra Tesouro Nacional
10.47%, 1/01/15(a)	23,225,000	BRL	9,103,544
10.96%, 1/01/16(a)	46,066,000	BRL	16,090,029
9.86%, 7/01/16(a)	41,391,000	BRL	13,609,736
11.36%, 1/01/17(a)	46,001,000	BRL	14,245,501
Nota do Tesouro Nacional
10.00%, 1/01/17	25,422,000	BRL	10,337,101
10.00%, 1/01/21	37,733,000	BRL	14,363,907
10.00%, 1/01/23	40,296,000	BRL	14,964,995

Total Brazil			98,173,103
Chile – 3.4%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/01/17	4,355,000,000	CLP	8,136,161
6.00%, 3/01/23	1,525,000,000	CLP	2,944,119
Republic of Chile
6.00%, 3/01/18	745,000,000	CLP	1,370,071
5.50%, 8/05/20	11,477,500,000	CLP	20,724,935

Total Chile			33,175,286
China – 3.0%
China Government Bond
1.40%, 8/18/16	22,500,000	CNY	3,594,213
2.56%, 6/29/17	51,000,000	CNY	8,315,325
2.48%, 12/01/20	28,500,000	CNY	4,365,061
2.36%, 8/18/21	54,500,000	CNY	8,207,693
3.10%, 6/29/22	31,500,000	CNY	4,921,769

Total China			29,404,061
Colombia – 3.3%
Republic of Colombia
12.00%, 10/22/15	26,892,000,000	COP	14,687,528
7.75%, 4/14/21	24,510,000,000	COP	13,018,450
9.85%, 6/28/27	6,805,000,000	COP	4,023,274

Total Colombia			31,729,252
Germany – 0.6%
KFW
7.00%, 4/09/18	30,000,000	EUR	2,708,218
Landwirtschaftliche Rentenbank
5.63%, 2/27/18	9,000,000	EUR	3,436,928

Total Germany			6,145,146
Indonesia – 7.0%
Indonesia Government
11.00%, 10/15/14, Series FR26	49,790,000,000	IDR	4,396,137
9.50%, 6/15/15, Series FR27	118,061,000,000	IDR	10,414,009
10.75%, 5/15/16, Series FR30	49,065,000,000	IDR	4,504,935
7.38%, 9/15/16, Series FR55	75,114,000,000	IDR	6,434,738
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	4,567,620
11.00%, 11/15/20, Series FR31	102,919,000,000	IDR	10,150,939
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	8,887,697
8.38%, 9/15/26, Series FR56	143,231,000,000	IDR	$11,908,901
8.25%, 6/15/32, Series FR58	74,887,000,000	IDR	6,069,892

Total Indonesia			67,334,868
Malaysia – 10.0%
Malaysian Government
3.43%, 8/15/14, Series 0211	32,380,000	MYR	9,903,635
3.84%, 8/12/15, Series 0110	48,954,000	MYR	15,100,961
3.81%, 2/15/17, Series 0207	7,349,000	MYR	2,267,247
4.01%, 9/15/17, Series 0210	18,308,000	MYR	5,681,096
3.31%, 10/31/17, Series 0512	16,241,000	MYR	4,923,454
4.38%, 11/29/19, Series 0902	73,837,000	MYR	23,167,376
3.42%, 8/15/22, Series 0112	79,151,000	MYR	22,934,730
4.39%, 4/15/26, Series 0311	41,823,000	MYR	12,809,645

Total Malaysia			96,788,144
Mexico – 7.4%
Mexican Bonos Desarrollo
9.50%, 12/18/14, Series MI10	51,557,000	MXN	4,075,433
8.00%, 12/17/15, Series M10	99,046,000	MXN	7,996,423
7.75%, 12/14/17, Series M10	163,762,000	MXN	13,646,271
8.50%, 12/13/18, Series M10	50,722,000	MXN	4,358,724
6.50%, 6/10/21, Series M	187,527,000	MXN	14,716,174
10.00%, 12/05/24, Series M 20	20,682,000	MXN	2,004,556
7.50%, 6/03/27, Series M 20	60,000,000	MXN	4,872,439
7.75%, 5/29/31, Series M	99,186,000	MXN	7,990,591
10.00%, 11/20/36, Series M 30	17,188,000	MXN	1,683,303
8.50%, 11/18/38, Series M 30	125,000,000	MXN	10,700,276

Total Mexico			72,044,190
Peru – 3.4%
Republic of Peru
9.91%, 5/05/15	6,434,000	PEN	2,461,266
8.60%, 8/12/17	11,189,000	PEN	4,572,597
7.84%, 8/12/20	34,541,000	PEN	13,636,073
8.20%, 8/12/26	7,330,000	PEN	2,922,047
6.95%, 8/12/31	18,631,000	PEN	6,497,049
6.90%, 8/12/37	7,279,000	PEN	2,480,244

Total Peru			32,569,276
Philippines – 3.3%
Republic of Philippines
7.88%, 2/19/19, Series 1048	79,890,000	PHP	2,138,487
4.95%, 1/15/21	734,000,000	PHP	16,882,740
3.90%, 11/26/22	167,000,000	PHP	3,540,916
6.25%, 1/14/36	24,000,000	PHP	534,654
7.63%, 9/29/36, Series 25-9	322,950,000	PHP	8,962,823

Total Philippines			32,059,620
Poland – 4.3%
Poland Government Bond
5.75%, 4/25/14, Series 0414	49,657,000	PLN	16,518,248
4.75%, 4/25/17, Series 0417	1,628,000	PLN	561,032
5.50%, 10/25/19, Series 1019	34,868,000	PLN	12,470,577
5.25%, 10/25/20, Series 1020	16,901,000	PLN	5,982,036
5.75%, 9/23/22, Series 0922	15,632,000	PLN	5,690,343

Total Poland			41,222,236

See Notes to Financial Statements.

52	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2014

Investments	Principal Amount		Value
Romania – 3.3%
Romania Government Bond
5.80%, 10/26/15, Series 3YR	15,240,000	RON	$4,855,043
5.75%, 1/27/16, Series 4YR	26,430,000	RON	8,418,571
5.90%, 7/26/17, Series 5Y	33,760,000	RON	10,901,230
5.85%, 4/26/23, Series 10Y	24,100,000	RON	7,637,008

Total Romania			31,811,852
Russia – 7.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.70%, 3/17/16	395,300,000	RUB	10,961,687
Russian Foreign Bond
7.85%, 3/10/18	40,000,000	RUB	1,117,105
Russian Government Bond — OFZ
6.88%, 7/15/15, Series 5075	65,620,000	RUB	1,836,810
7.35%, 1/20/16, Series 5077	586,650,000	RUB	16,516,820
6.80%, 12/11/19, Series 6210	466,760,000	RUB	12,365,277
7.60%, 7/20/22, Series 6209	422,790,000	RUB	11,412,209
8.15%, 2/03/27, Series 6207	130,000,000	RUB	3,596,586
Russian Railways Via Rzd Capital PLC
8.30%, 4/02/19	457,800,000	RUB	12,440,027

Total Russia			70,246,521
South Africa – 3.4%
Republic of South Africa
8.25%, 9/15/17, Series R203	64,571,000	ZAR	6,104,470
7.25%, 1/15/20, Series R207	38,852,000	ZAR	3,454,371
6.75%, 3/31/21, Series R208	45,000,000	ZAR	3,837,682
10.50%, 12/21/26, Series R186(b)	79,644,000	ZAR	8,531,374
7.00%, 2/28/31, Series R213	35,000,000	ZAR	2,716,154
6.25%, 3/31/36, Series R209	39,490,600	ZAR	2,697,423
6.50%, 2/28/41, Series R214	80,000,000	ZAR	5,482,980

Total South Africa			32,824,454
South Korea – 4.7%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	13,490,540,000	KRW	12,870,203
2.75%, 9/10/17, Series 1709	14,512,230,000	KRW	13,502,695
5.00%, 6/10/20, Series 2006	2,812,280,000	KRW	2,891,801
3.75%, 6/10/22, Series 2206	16,634,580,000	KRW	15,948,939

Total South Korea			45,213,638
Thailand – 6.3%
Thailand Government Bond
3.13%, 12/11/15	346,744,000	THB	10,766,983
4.13%, 11/18/16	381,920,000	THB	12,178,244
2.80%, 10/10/17	352,366,000	THB	10,792,142
5.13%, 3/13/18	295,205,000	THB	9,777,624
3.88%, 6/13/19	91,541,000	THB	2,905,128
3.65%, 12/17/21	279,298,000	THB	8,625,861
3.63%, 6/16/23	200,000,000	THB	6,125,431
3.58%, 12/17/27	9,446,000	THB	278,127

Total Thailand			61,449,540
Turkey – 3.9%
Turkey Government Bond
10.00%, 6/17/15	24,906,000	TRY	11,202,844
9.00%, 1/27/16	31,388,000	TRY	$13,862,298
10.50%, 1/15/20	11,504,000	TRY	5,276,275
9.50%, 1/12/22	16,175,000	TRY	7,161,915

Total Turkey			37,503,332
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $951,054,736)			819,694,519
SUPRANATIONAL BONDS – 7.0%
Mexico – 2.4%
Inter-American Development Bank
8.00%, 1/26/16	16,101,000	MXN	1,323,530
7.50%, 12/05/24	40,687,000	MXN	3,460,357
International Bank for Reconstruction & Development
4.63%, 11/17/15	35,375,000	MXN	2,743,621
7.50%, 3/05/20	50,357,000	MXN	4,347,031
International Finance Corp.
6.00%, 1/28/16	142,870,000	MXN	11,325,610

Total Mexico			23,200,149
Russia – 2.5%
European Bank for Reconstruction & Development
6.75%, 5/12/17	311,700,000	RUB	8,608,326
European Investment Bank
6.50%, 12/15/15	258,750,000	RUB	7,122,947
6.50%, 9/30/16	128,300,000	RUB	3,523,133
6.75%, 6/13/17	115,470,000	RUB	3,170,833
International Bank for Reconstruction & Development
6.25%, 7/10/14	40,000,000	RUB	1,108,757
International Finance Corp.
5.75%, 2/24/15	40,800,000	RUB	1,121,962

Total Russia			24,655,958
South Africa – 0.6%
European Investment Bank
6.75%, 9/15/17	70,000,000	ZAR	6,284,657
Turkey – 1.5%
European Investment Bank
5.75%, 4/03/18	12,284,000	TRY	4,750,066
5.25%, 9/03/18	25,000,000	TRY	9,327,106

Total Turkey			14,077,172
TOTAL SUPRANATIONAL BONDS (Cost: $74,016,166)			68,217,936
REPURCHASE AGREEMENT – 0.5%
United States – 0.5%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/14, 0.06% due 3/03/14; Proceeds at maturity – $4,777,469 (fully collateralized by Fannie Mae, 3.50% – 4.00% due 1/01/41 – 8/01/42; Market value – $5,016,318)

(Cost: $4,777,445)	4,777,445		4,777,445

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	53

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $3,837,240)(d)	3,837,240	$3,837,240
TOTAL INVESTMENTS IN SECURITIES – 92.6% (Cost: $1,033,685,587)(e)		896,527,140
Cash, Foreign Currency and Other Assets in Excess of Liabilities –7.4%		71,939,292

NET ASSETS – 100.0%		$968,466,432

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

EUR – Euro

IDR – Indonesian rupiah

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian nuevo sol

PHP – Philippines peso

PLN – Polish zloty

RON – Romanian leu

RUB – Russian ruble

THB – Thai baht

TRY – Turkish new lira

ZAR – South African rand

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2014.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2014.

(d)	At February 28, 2014, the total market value of the Fund’s security on loan was $3,714,029 and the total market value of the collateral held by the Fund was $3,837,240.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

54	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

February 28, 2014

Investments	Principal Amount		Value

FOREIGN GOVERNMENT AGENCIES – 4.8%
Luxembourg – 4.8%
European Financial Stability Facility
2.75%, 7/18/16	105,000	EUR	$153,301
3.38%, 7/05/21	45,000	EUR	69,970

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $207,347)			223,271
FOREIGN GOVERNMENT OBLIGATIONS – 64.5%
Austria – 4.7%
Republic of Austria
3.50%, 7/15/15(a)	30,000	EUR	43,365
4.65%, 1/15/18, Series 2(a)	45,000	EUR	71,735
3.90%, 7/15/20(a)	65,000	EUR	104,311

Total Austria			219,411
Belgium – 10.2%
Belgium Kingdom
3.50%, 6/28/17, Series 63(a)	50,000	EUR	75,703
3.75%, 9/28/20, Series 58(a)	115,000	EUR	181,596
European Union
3.38%, 5/10/19	140,000	EUR	217,833

Total Belgium			475,132
Denmark – 4.1%
Kingdom of Denmark
1.75%, 10/05/15	70,000	EUR	99,066
2.75%, 3/16/16	65,000	EUR	94,404

Total Denmark			193,470
Finland – 4.0%
Finnish Government Bond
3.50%, 4/15/21(a)	70,000	EUR	110,469
4.00%, 7/04/25(a)	45,000	EUR	74,274

Total Finland			184,743
France – 13.5%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	101,857
4.25%, 4/25/19	150,000	EUR	240,962
3.50%, 4/25/20	185,000	EUR	289,521

Total France			632,340
Germany – 10.8%
Bundesrepublik Deutschland
3.25%, 7/04/21	80,000	EUR	127,109
4.75%, 7/04/28, Series 98	176,000	EUR	322,716
2.50%, 7/04/44	40,000	EUR	55,563

Total Germany			505,388
Luxembourg – 3.3%
Luxembourg Government Bond
3.38%, 5/18/20	100,000	EUR	155,937

Netherlands – 9.7%
Netherlands Government Bond
4.50%, 7/15/17(a)	70,000	EUR	109,707
4.00%, 7/15/18(a)	60,000	EUR	94,602
3.50%, 7/15/20(a)	55,000	EUR	86,565
5.50%, 1/15/28(a)	85,000	EUR	162,157

Total Netherlands			453,031

Sweden – 4.2%
Kingdom of Sweden
3.13%, 5/07/14	70,000	EUR	$97,180
0.63%, 2/20/15	70,000	EUR	97,160

Total Sweden			194,340
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,781,167)			3,013,792
SUPRANATIONAL BONDS – 26.8%
Finland – 4.6%
Nordic Investment Bank
3.00%, 4/08/14	155,000	EUR	214,676

France – 4.7%
Council of Europe Development Bank
3.00%, 7/13/20	145,000	EUR	220,848
Germany – 9.5%
KFW
4.13%, 7/04/17	110,000	EUR	170,232
5.50%, 1/22/18, Series 213	45,000	EUR	73,710
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	199,138

Total Germany			443,080
Luxembourg – 8.0%
European Investment Bank
2.88%, 7/15/16	105,000	EUR	153,743
International Bank for Reconstruction & Development
3.88%, 5/20/19	137,000	EUR	217,501

Total Luxembourg			371,244
TOTAL SUPRANATIONAL BONDS (Cost: $1,181,403)			1,249,848
TOTAL INVESTMENTS IN SECURITIES – 96.1% (Cost: $4,169,917)(b)			4,486,911
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 3.9%			180,120

NET ASSETS – 100.0%			$4,667,031

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – Euro

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	55

Schedule of Investments (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

February 28, 2014

Investments	Principal Amount		Value
CORPORATE BONDS – 48.6%
United States – 48.6%
AbbVie, Inc.
1.75%, 11/06/17	$60,000		$60,489
American International Group, Inc.
5.85%, 1/16/18	110,000		126,680
AT&T, Inc.
5.50%, 2/01/18	90,000		102,442
Bank of America Corp.
3.30%, 1/11/23	250,000		243,701
Calpine Corp.
7.88%, 1/15/23(a)	50,000		56,500
Caterpillar, Inc.
3.90%, 5/27/21	180,000		192,199
CCO Holdings LLC
6.63%, 1/31/22	30,000		32,475
Citigroup, Inc.
4.50%, 1/14/22	210,000		224,086
Comcast Corp.
3.13%, 7/15/22	110,000		109,196
Daimler Chrysler Group LLC
8.25%, 6/15/21	200,000		227,500
Denbury Resources, Inc.
8.25%, 2/15/20	50,000		54,937
DPL, Inc.
7.25%, 10/15/21	20,000		20,075
Foresight Energy LLC
7.88%, 8/15/21(a)	40,000		41,900
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 3/01/17	190,000		193,034
General Electric Capital Corp.
6.88%, 1/10/39	140,000		185,061
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000		217,329
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17	100,000		109,250
Kraft Foods Group, Inc.
5.00%, 6/04/42	50,000		52,317
Kratos Defense & Security Solutions, Inc.
10.00%, 6/01/17	80,000		85,600
Mondelez International, Inc.
4.00%, 2/01/24	40,000		40,689
Pacific Gas & Electric Co.
6.05%, 3/01/34	120,000		142,910
Packaging Corp. of America
4.50%, 11/01/23	40,000		41,793
PepsiCo, Inc.
5.00%, 6/01/18	60,000		68,019
Reynolds Group Issuer, Inc.
9.00%, 4/15/19	100,000		108,000
Samson Investment Co.
10.75%, 2/15/20(a)	50,000		55,812
Sprint Communications, Inc.
7.00%, 8/15/20	30,000		32,925
Taylor Morrison Communities, Inc.
7.75%, 4/15/20(a)	100,000		110,750
Tenet Healthcare Corp.
8.00%, 8/01/20	$50,000		$55,000
Time Warner Cable, Inc.
5.85%, 5/01/17	40,000		45,275
United Technologies Corp.
3.10%, 6/01/22	180,000		180,841
Verizon Communications, Inc.
5.50%, 2/15/18	120,000		136,260
6.55%, 9/15/43	40,000		49,145
Wells Fargo & Co.
2.10%, 5/08/17	210,000		216,462
Zayo Group LLC
8.13%, 1/01/20	30,000		33,187

TOTAL CORPORATE BONDS (Cost: $3,595,879)			3,651,839
FOREIGN CORPORATE BONDS – 47.4%
Australia – 2.6%
BHP Billiton Finance USA Ltd.
1.63%, 2/24/17	70,000		71,316
FMG Resources August 2006 Pty Ltd.
6.00%, 4/01/17(a)(b)	120,000		126,975

Total Australia			198,291
Belgium – 2.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000		162,255

Brazil – 2.8%
Petrobras International Finance Co.
5.38%, 1/27/21	100,000		100,655
Vale Overseas Ltd.
4.38%, 1/11/22	110,000		109,817

Total Brazil			210,472
Canada – 1.5%
Royal Bank of Canada
1.50%, 1/16/18	50,000		49,950
Xstrata Finance Canada Ltd.
3.60%, 1/15/17(a)	60,000		63,168

Total Canada			113,118
Colombia – 1.0%
Ecopetrol S.A.
7.63%, 7/23/19	60,000		72,772

France – 3.2%
Electricite de France S.A.
4.63%, 9/11/24	50,000	EUR	81,295
Pernod-Ricard S.A.
4.45%, 1/15/22	150,000		157,241

Total France			238,536
Germany – 3.1%
E.ON International Finance B.V.
5.50%, 10/02/17	50,000	EUR	79,836
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	150,141

Total Germany			229,977

See Notes to Financial Statements.

56	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Corporate Bond Fund (GLCB)

February 28, 2014

Investments	Principal Amount		Value
Hong Kong – 2.9%
Hutchison Whampoa International 12 II Ltd.
2.00%, 11/08/17(a)	$220,000		$221,751

Italy – 5.0%
Intesa Sanpaolo SpA
3.88%, 1/16/18	260,000		268,940
Wind Acquisition Finance S.A.
11.75%, 7/15/17(a)	100,000		106,000

Total Italy			374,940
Luxembourg – 0.4%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	30,000		32,738

Mexico – 1.5%
Petroleos Mexicanos
5.50%, 1/21/21	100,000		109,500

Netherlands – 3.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/01/43	250,000		273,431

Russia – 4.4%
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16	200,000		213,000
Rosneft Finance S.A.
7.25%, 2/02/20	100,000		114,625

Total Russia			327,625
Spain – 3.0%
Nara Cable Funding Ltd.
8.88%, 12/01/18(a)	210,000		229,425

United Kingdom – 10.2%
BP Capital Markets PLC
1.38%, 11/06/17	150,000		149,915
HSBC Bank PLC
3.88%, 10/24/18	160,000	EUR	247,368
Rio Tinto Finance USA PLC
4.13%, 8/21/42	40,000		36,169
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		221,110
Tesco PLC
6.13%, 2/24/22	60,000	GBP	114,493

Total United Kingdom			769,055
TOTAL FOREIGN CORPORATE BONDS (Cost: $3,471,337)			3,563,886

	Shares
PREFERRED STOCK – 2.5%
United States – 2.5%
GMAC Capital Trust I
8.13%, 2/15/40(c)
(Cost: $180,839)	6,934		188,258
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
United States – 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(d)
(Cost: $132,323)(e)	132,323		$132,323
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $7,380,378)(f)			7,536,306
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.3)%			(24,426)

NET ASSETS – 100.0%			$7,511,880

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR – Euro

GBP – British pound

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2014

(c)	Rate shown reflects the current rate on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2014.

(e)	At February 28, 2014, the total market value of the Fund’s securities on loan was $128,687 and the total market value of the collateral held by the Fund was $132,323.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	57

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.3%
Treasury Bills – 97.3%
U.S. Treasury Bills 0.06%, 3/13/14*(a)	$900,000	$899,991
0.03%, 4/10/14*	1,000,000	999,917
0.05%, 4/24/14*	1,000,000	999,942
0.08%, 5/08/14*	900,000	899,911
0.04%, 5/22/14*	1,000,000	999,925
TOTAL INVESTMENTS IN SECURITIES – 97.3% (Cost: $4,799,662)(b)		4,799,686
Cash and Other Assets in Excess of Liabilities – 2.7%		135,012

NET ASSETS – 100.0%		$4,934,698
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

58	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2014

Investments	Principal Amount		Value

U.S. GOVERNMENT OBLIGATIONS – 27.1%
Treasury Bonds – 7.6%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$180,000		$265,246
0.63%, 2/15/43	100,000		84,489

Total Treasury Bonds			349,735
Treasury Notes – 19.5%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	120,000		147,682
1.38%, 1/15/20	230,000		271,864
1.13%, 1/15/21	240,000		275,520
0.38%, 7/15/23	200,000		200,417

Total Treasury Notes			895,483
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,208,463)			1,245,218
FOREIGN GOVERNMENT OBLIGATIONS – 34.4%
Australia – 3.7%
Australian Index Linked Bond
4.00%, 8/20/20, Series 20CI	102,000	AUD	168,915

Canada – 3.9%
Canadian Government Real Return Index Linked Bond
4.25%, 12/01/26, Series VS05	76,856	CAD	101,806
3.00%, 12/01/36	59,581	CAD	77,795

Total Canada			179,601
France – 4.7%
France Government Index Linked Bond
1.60%, 7/25/15, Series OATe	55,000	EUR	93,966
2.10%, 7/25/23, Series OATi	70,000	EUR	122,141

Total France			216,107
Mexico – 5.0%
Mexican Udibonos
4.00%, 6/13/19	1,333,976	MXN	111,598
4.50%, 12/04/25	1,282,669	MXN	117,806

Total Mexico			229,404
South Africa – 4.0%
Republic of South Africa Index Linked Bond
2.50%, 1/31/17, Series R211	904,470	ZAR	87,886
5.50%, 12/07/23, Series R197	778,025	ZAR	94,732

Total South Africa			182,618
Sweden – 4.4%
Swedish Government Index Linked Bond
4.00%, 12/01/20, Series 3102	840,000	SEK	205,087

Turkey – 3.6%
Turkey Government Index Linked Bond
4.50%, 2/11/15	141,192	TRY	65,270
4.00%, 4/01/20	209,454	TRY	98,487

Total Turkey			163,757

United Kingdom – 5.1%
U.K. Treasury Index Linked Gilt
1.25%, 11/22/27	50,000	GBP	$128,722
1.25%, 11/22/32	45,000	GBP	108,045

Total United Kingdom			236,767
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,713,729)			1,582,256
FOREIGN CORPORATE BONDS – 9.3%
Australia – 2.4%
FMG Resources August 2006 Pty Ltd.
6.88%, 4/01/22(a)	100,000		108,875

Brazil – 2.2%
Vale Overseas Ltd.
4.38%, 1/11/22	100,000		99,833

Colombia – 2.3%
Ecopetrol S.A.
5.88%, 9/18/23	100,000		108,750

Mexico – 2.4%
America Movil SAB de CV
5.00%, 3/30/20	100,000		110,869

TOTAL FOREIGN CORPORATE BONDS
(Cost: $409,991)			428,327
CORPORATE BONDS – 7.2%
United States – 7.2%
Samson Investment Co.
10.75%, 2/15/20(a)	100,000		111,625
Sprint Corp.
7.88%, 9/15/23(a)	100,000		111,000
Tenet Healthcare Corp.
6.00%, 10/01/20(a)	100,000		107,687

TOTAL CORPORATE BONDS
(Cost: $313,080)			330,312

	Shares
EXCHANGE-TRADED FUNDS – 9.5%
United States – 9.5%
WisdomTree Emerging Markets Equity Income Fund(b)	1,000		47,510
WisdomTree Equity Income Fund(b)	4,200		231,294
WisdomTree Global Natural Resources Fund(b)	7,500		159,188

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $436,224)			437,992
TOTAL INVESTMENTS IN SECURITIES – 87.5% (Cost: $4,081,487)(c)			4,024,105
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 12.5%			574,950

NET ASSETS – 100.0%			$4,599,055

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	59

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2014

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

CAD – Canadian dollar

EUR – Euro

GBP – British pound

MXN – Mexican peso

SEK – Swedish krona

TRY – Turkish new lira

ZAR – South African rand

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated Company. (See Note 7)

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

60	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 28, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 85.7%
Treasury Bills – 85.7%
U.S. Treasury Bills
0.03%, 3/13/14*(a)	$110,820,000	$110,818,840
0.07%, 3/27/14*(a)	185,000	184,992
0.05%, 4/03/14*	12,500,000	12,499,860
0.07%, 6/26/14*(a)	2,120,000	2,119,652
TOTAL INVESTMENTS IN SECURITIES – 85.7% (Cost: $125,622,768) (b)		125,623,344
Cash and Other Assets in Excess of Liabilities – 14.3%		20,947,730

NET ASSETS – 100.0%		$146,571,074
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	61

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2014

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Commodity Currency Strategy Fund	WisdomTree Emerging Currency Strategy Fund
ASSETS:

Investments, at cost	$37,499,172	$37,114,094	$205,077,032	$11,664,769	$139,453,715

Foreign currency, at cost	—	—	175,161	—	—
Investments in securities, at value (including repurchase agreements of $—, $8,714,378, $25,734,366, $3,214,972 and $6,169,683, respectively) (Note 2)	37,498,953	37,114,170	204,626,384	11,664,760	139,453,685

Cash	524,196	988,644	3,323,962	374,715	1,273,012

Deposits at broker for forward foreign currency contracts	—	760,000	530,000	—	240,000

Foreign currency, at value	—	—	174,582	—	—

Unrealized appreciation on forward foreign currency contracts	22,493	4,714,480	53,153	303,927	3,010,965

Receivables:

Interest	—	14	12,879	5	10
Total Assets	38,045,642	43,577,308	208,720,960	12,343,407	143,977,672
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	594,132	11,510,039	1,189,396	509,995	1,097,393

Payables:

Capital shares purchased	—	—	10,118,646	—	—

Advisory fees (Note 3)	14,456	11,174	72,480	4,946	63,796

Service fees (Note 2)	127	109	709	39	510
Total Liabilities	608,715	11,521,322	11,381,231	514,980	1,161,699
NET ASSETS	$37,436,927	$32,055,986	$197,339,729	$11,828,427	$142,815,973
NET ASSETS:

Paid-in capital	$37,543,150	$132,356,147	$196,354,047	$18,591,827	$185,676,050

Accumulated net investment loss	(34,920)	(800,010)	(165,591)	(108,276)	(1,382,653)

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	500,555	(92,704,666)	2,738,765	(6,449,047)	(43,390,967)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(571,858)	(6,795,485)	(1,587,492)	(206,077)	1,913,543
NET ASSETS	$37,436,927	$32,055,986	$197,339,729	$11,828,427	$142,815,973
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,500,004	1,800,000	7,800,000	600,000	7,200,000
Net asset value per share	$24.96	$17.81	$25.30	$19.71	$19.84

See Notes to Financial Statements.

62	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2014

	WisdomTree Indian Rupee Strategy Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund
ASSETS:

Investments, at cost	$25,508,817	$523,371,744	$39,704,575	$4,808,248	$4,920,912

Foreign currency, at cost	—	1,578,585	155,098	—	—
Investments in securities, at value (including repurchase agreements of $286,196, $45,572,519, $—, $— and $—, respectively) (Note 2)	25,508,800	485,672,270	34,952,717	4,865,155	4,977,098

Cash	166,394	21,056,721	62,929	3,738	64,960

Deposits at broker for forward foreign currency contracts	—	330,000	—	—	—

Deposits at broker for futures contracts	—	—	—	468,500	460,000

Foreign currency, at value	—	1,580,736	157,755	—	—

Unrealized appreciation on forward foreign currency contracts	637,211	65,953	—	—	—

Receivables:

Interest	—	5,724,878	517,065	27,428	27,539

Investment securities sold	—	—	—	581,296	541,004

Variation margin on futures contracts	—	—	—	2,529	3,408

Foreign tax reclaims	—	16,938	—	—	—
Total Assets	26,312,405	514,447,496	35,690,466	5,948,646	6,074,009
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	15,342	1,427,087	—	—	—

Payables:

Investment securities purchased	—	—	—	1,067,564	1,067,564

Advisory fees (Note 3)	9,455	215,126	12,240	1,844	1,544

Service fees (Note 2)	92	1,721	120	29	30

Variation margin on futures contracts	—	—	—	447	125
Total Liabilities	24,889	1,643,934	12,360	1,069,884	1,069,263
NET ASSETS	$26,287,516	$512,803,562	$35,678,106	$4,878,762	$5,004,746
NET ASSETS:

Paid-in capital	$30,224,948	$562,143,825	$44,912,857	$5,079,740	$4,996,087

Accumulated net investment loss	(126,079)	—	—	—	—

Undistributed (Distributions in excess of) net investment income	—	2,196,827	121,481	(3,523)	(2,753)

Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(4,433,205)	(12,484,519)	(4,602,246)	(214,493)	(30,080)

Net unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	621,852	(39,052,571)	(4,753,986)	17,038	41,492
NET ASSETS	$26,287,516	$512,803,562	$35,678,106	$4,878,762	$5,004,746
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,300,000	10,700,000	1,800,000	100,002	100,002
Net asset value per share	$20.22	$47.93	$19.82	$48.79	$50.05

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	63

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2014

	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$2,499,549	$9,462,517	$9,593,627	$130,628,508	$1,033,685,587

Foreign currency, at cost	—	—	—	—	5,760,046
Investments in securities, at value (including repurchase agreements of $—, $—, $—, $— and $4,777,445, respectively and securities on loan) (Note 2)[1]	2,498,603	9,501,894	9,632,300	128,454,834	896,527,140

Cash	522	—	293,195	1,224,481	56,934,469

Deposits at broker for forward foreign currency contracts	—	—	—	—	340,000

Deposits at broker for futures contracts	—	440,000	70,000	—	—

Foreign currency, at value	—	—	—	—	5,713,177

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,342,869

Receivables:

Interest	211	170,098	171,896	1,553,243	15,030,195

Capital shares sold	—	—	—	—	4,506,829

Investment securities sold	—	—	—	—	22,733,849

Variation margin on futures contracts	—	7,867	3,039	—	—

Foreign tax reclaims	—	—	—	—	7,556
Total Assets	2,499,336	10,119,859	10,170,430	131,232,558	1,003,136,084
LIABILITIES:

Due to custodian	—	218,510	—	—	—

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	591,212

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	152,500	152,500	25,339,746	3,837,240

Investment securities purchased	—	—	—	—	16,294,091

Capital shares purchased	—	—	—	—	13,518,331

Advisory fees (Note 3)	256	3,599	3,293	48,107	425,375

Service fees (Note 2)	8	33	34	353	3,403

Variation margin on futures contracts	—	937	—	—	—
Total Liabilities	264	375,579	155,827	25,388,206	34,669,652
NET ASSETS	$2,499,072	$9,744,280	$10,014,603	$105,844,352	$968,466,432
NET ASSETS:

Paid-in capital	$2,500,100	$10,000,100	$10,000,100	$109,461,112	$1,214,104,703

Accumulated net investment loss	(82)	—	—	—	—

Undistributed (Distributions in excess of) net investment income	—	(5,302)	(3,136)	270,605	8,467,732

Accumulated net realized loss on investments, forward foreign currency contracts, futures contracts and foreign currency related transactions	—	(224,413)	(15,932)	(1,713,691)	(117,428,364)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	(946)	(26,105)	33,571	(2,173,674)	(136,677,639)
NET ASSETS	$2,499,072	$9,744,280	$10,014,603	$105,844,352	$968,466,432
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,004	400,004	400,004	1,400,000	21,400,000
Net asset value per share	$24.99	$24.36	$25.04	$75.60	$45.26

[1]	Market value of securities out on loan were as follows: $0, $148,368, $148,368, $24,765,395 and $3,714,029, respectively.

See Notes to Financial Statements.

64	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2014

	WisdomTree Euro Debt Fund	WisdomTree Global Corporate Bond Fund	WisdomTree Japan Interest Rate Strategy Fund[1]	WisdomTree Global Real Return Fund[1]	WisdomTree Managed Futures Strategy Fund[1]
ASSETS:

Investments, at cost	$4,169,917	$7,380,378	$4,799,662	$3,645,263	$125,622,768

Investment in affiliates, at cost	—	—	—	436,224	—

Foreign currency, at cost	71,098	17,262	—	25,207	—

Investments in securities, at value (including securities on loan) (Note 2)[2]	4,486,911	7,536,306	4,799,686	3,586,113	125,623,344

Investment in affiliates, at value (Note 7)	—	—	—	437,992	—

Cash	17,467	16,329	134,247	516,672	14,013,825

Deposits at broker for swap contracts	—	—	—	—	2,880,000

Deposits at broker for futures contracts	—	—	47,590	17,003	—

Foreign currency, at value	74,411	17,529	—	25,115	—

Unrealized appreciation on forward foreign currency contracts	—	—	1,399	996	128,235

Unrealized appreciation on swap contracts	—	—	—	—	143,452

Receivables:

Interest	89,496	75,955	—	26,826	—

Capital shares sold	—	—	—	—	4,071,163

Investment securities sold	—	9,963	—	—	—

Variation margin on futures contracts	—	—	—	1,421	99,440
Total Assets	4,668,285	7,656,082	4,982,922	4,612,138	146,959,459
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	9,272	64	10,643	239,475

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	132,323	—	—	—

Advisory fees (Note 3)	1,238	2,581	1,896	2,095	104,759

Service fees (Note 2)	16	26	17	15	485

Variation margin on futures contracts	—	—	46,247	330	43,666
Total Liabilities	1,254	144,202	48,224	13,083	388,385
NET ASSETS	$4,667,031	$7,511,880	$4,934,698	$4,599,055	$146,571,074
NET ASSETS:

Paid-in capital	$4,328,562	$7,523,305	$5,000,100	4,681,932	$163,477,479

Accumulated net investment loss	—	—	(4,728)	—	(1,320,332)

Undistributed net investment income	1,546	18,136	—	46,629	—

Accumulated net realized gain (loss) on investments, forward foreign currency contracts, swap contracts, futures contracts and foreign currency related transactions	14,305	(176,672)	(18,147)	(63,976)	(16,116,087)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	322,618	147,111	(42,527)	(65,530)	530,014
NET ASSETS	$4,667,031	$7,511,880	$4,934,698	$4,599,055	$146,571,074
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	100,000	100,002	100,000	3,600,000
Net asset value per share	$23.34	$75.12	$49.35	$45.99	$40.71
[1]	Consolidated.

[2]	Market value of securities out on loan were as follows: $0, $128,687, $0, $0 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	65

Statements of Operations (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2014

	WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Commodity Currency Strategy Fund	WisdomTree Emerging Currency Strategy Fund
INVESTMENT INCOME:

Interest	$1,640	$89,247	$322,916	$1,707	$19,841
Total investment income	1,640	89,247	322,916	1,707	19,841
EXPENSES:

Advisory fees (Note 3)	36,241	742,254	483,799	41,523	489,906

Service fees (Note 2)	319	7,258	4,731	332	3,919
Total expenses	36,560	749,512	488,530	41,855	493,825
Net investment loss	(34,920)	(660,265)	(165,614)	(40,148)	(473,984)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	(16,562)	72,004	(1,437)	(18,371)

Forward foreign currency contracts and foreign currency related transactions	500,555	(31,740,414)	5,765,241	142,428	(5,622,259)
Net realized gain (loss)	500,555	(31,756,976)	5,837,245	140,991	(5,640,630)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(219)	95	(426,666)	(2)	67

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(571,639)	(4,504,329)	(4,235,428)	(105,743)	8,314,381
Net change in unrealized appreciation (depreciation)	(571,858)	(4,504,234)	(4,662,094)	(105,745)	8,314,448
Net realized and unrealized gain (loss) on investments	(71,303)	(36,261,210)	1,175,151	35,246	2,673,818
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(106,223)	$(36,921,475)	$1,009,537	$(4,902)	$2,199,834
[1]	For the period December 18, 2013 (commencement of operations) through February 28, 2014.

See Notes to Financial Statements.

66	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2014

	WisdomTree Indian Rupee Strategy Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund[1]	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund[1]
INVESTMENT INCOME:

Interest[2]	$3,998	$7,383,611	$737,200	$29,303	$29,183

Securities lending income (Note 2)	—	94	—	34	34
Total investment income	3,998	7,383,705	737,200	29,337	29,217
EXPENSES:

Advisory fees (Note 3)	67,779	1,412,257	90,823	5,277	4,386

Service fees (Note 2)	663	11,298	888	83	84
Total expenses	68,442	1,423,555	91,711	5,360	4,470
Net investment income (loss)	(64,444)	5,960,150	645,489	23,977	24,747
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,188)	(5,923,014)	(679,806)	23,613	24,631

In-kind redemptions	—	(4,732,463)	(521,799)	29,632	29,561

Futures contracts	—	—	—	(267,738)	(84,272)

Forward foreign currency contracts and foreign currency related transactions	135,864	(1,568,423)	988	—	—

Net realized gain (loss)	133,676	(12,223,900)	(1,200,617)	(214,493)	(30,080)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(5)	15,170,157	1,662,945	56,907	56,186

Futures contracts	—	—	—	(39,869)	(14,694)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,826,443	(101,608)	41,729	—	—
Net change in unrealized appreciation (depreciation)	3,826,438	15,068,549	1,704,674	17,038	41,492
Net realized and unrealized gain (loss) on investments	3,960,114	2,844,649	504,057	(197,455)	11,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,895,670	$8,804,799	$1,149,546	$(173,478)	$36,159
[1]	For the period December 18, 2013 (commencement of operations) through February 28, 2014.

[2]	Net of foreign withholding tax of $0, $204,465, $4,730, $0 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	67

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2014

	WisdomTree Bloomberg Floating Rate Treasury Fund[1]	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund[2]	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund[2]	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Interest[3]	$182	$65,940	$67,212	$2,807,320	$32,994,731

Securities lending income (Note 2)	—	354	354	32,646	6,223
Total investment income	182	66,294	67,566	2,839,966	33,000,954
EXPENSES:

Advisory fees (Note 3)	342	9,508	8,613	331,160	3,415,864

Service fees (Note 2)	8	87	88	2,429	27,327
Total expenses	350	9,595	8,701	333,589	3,443,191
Expense waivers (Note 3)	(86)	—	—	—	—
Net expenses	264	9,595	8,701	333,589	3,443,191
Net investment income (loss)	(82)	56,699	58,865	2,506,377	29,557,763
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	4,117	4,116	(1,264,695)	(39,594,412)

In-kind redemptions	—	—	—	(425,718)	(73,319,946)

Futures contracts	—	(228,530)	(20,048)	—	—

Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	(2,241,950)
Net realized loss	—	(224,413)	(15,932)	(1,690,413)	(115,156,308)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(946)	39,377	38,673	6,414,785	93,075,444

Futures contracts	—	(65,482)	(5,102)	—	—

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	—	—	—	—	3,329,120
Net change in unrealized appreciation (depreciation)	(946)	(26,105)	33,571	6,414,785	96,404,564
Net realized and unrealized gain (loss) on investments	(946)	(250,518)	17,639	4,724,372	(18,751,744)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,028)	$(193,819)	$76,504	$7,230,749	$10,806,019
[1]	For the period February 4, 2014 (commencement of operations) through February 28, 2014.

[2]	For the period December 18, 2013 (commencement of operations) through February 28, 2014.

[3]	Net of foreign withholding tax of $0, $0, $0, $786 and $411,752, respectively.

See Notes to Financial Statements.

68	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2014

	WisdomTree Euro Debt Fund	WisdomTree Global Corporate Bond Fund	WisdomTree Japan Interest Rate Strategy Fund[1,2]	WisdomTree Global Real Return Fund[2]	WisdomTree Managed Futures Strategy Fund[2]
INVESTMENT INCOME:

Dividends	$—	$10,570	$—	$—	$—

Dividends from affiliates (Note 7)	—	—	—	4,273	—

Interest	42,616	205,227	300	54,747	13,053

Securities lending income (Note 2)	—	378	—	462	—
Total investment income	42,616	216,175	300	59,482	13,053
EXPENSES:

Advisory fees (Note 3)	7,920	28,879	4,984	13,582	685,304

Service fees (Note 2)	100	254	44	100	3,174
Total expenses	8,020	29,133	5,028	13,682	688,478
Expense waivers (Note 3)	—	(2,888)	—	—	—
Net expenses	8,020	26,245	5,028	13,682	688,478
Net investment income (loss)	34,596	189,930	(4,728)	45,800	(675,425)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,642)	(105,499)	(3)	(41,298)	(9,429)

Investment transactions in affiliates (Note 7)	—	—	—	(533)	—

Swap contracts	—	—	—	(34,042)	(2,441,654)

Futures contracts	—	—	(2,407)	6,681	(2,316,863)

Forward foreign currency contracts and foreign currency related transactions	2,324	(61,473)	(15,737)	(571)	343,736
Net realized loss	(2,318)	(166,972)	(18,147)	(69,763)	(4,424,210)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	272,329	569,496	24	120,161	663

Swap contracts	—	—	—	9,264	299,712

Futures contracts	—	—	(43,826)	(5,082)	115,574

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,831	(18,424)	1,275	(9,201)	414,067
Net change in unrealized appreciation (depreciation)	276,160	551,072	(42,527)	115,142	830,016
Net realized and unrealized gain (loss) on investments	273,842	384,100	(60,674)	45,379	(3,594,194)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$308,438	$574,030	$(65,402)	$91,179	$(4,269,619)
[1]	For the period December 18, 2013 (commencement of operations) through February 28, 2014.

[2]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	69

Statements of Changes in Net Assets

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund		WisdomTree Chinese Yuan Strategy Fund
	For the Period December 18, 2013* through February 28, 2014 (unaudited)	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(34,920)	$(660,265)	$(211,361)	$(165,614)	$36,142

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	500,555	(31,756,976)	(854,032)	5,837,245	6,591,984

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(571,858)	(4,504,234)	(3,437,225)	(4,662,094)	4,254,374
Net increase (decrease) in net assets resulting from operations	(106,223)	(36,921,475)	(4,502,618)	1,009,537	10,882,500
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	—	(1,801,632)	—

Capital gains	—	—	—	(6,931,344)	(1,872,010)
Total dividends and distributions	—	—	—	(8,732,976)	(1,872,010)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	37,543,050	541,336,713	3,332,185	5,282,676	26,086,170

Cost of shares redeemed	—	(512,756,082)	(22,374,520)	(15,234,407)	(87,464,328)
Net increase (decrease) in net assets resulting from capital share transactions	37,543,050	28,580,631	(19,042,335)	(9,951,731)	(61,378,158)
Net Increase (Decrease) in Net Assets	37,436,827	(8,340,844)	(23,544,953)	(17,675,170)	(52,367,668)
NET ASSETS:

Beginning of period	$100	$40,396,830	$63,941,783	$215,014,899	$267,382,567

End of period	$37,436,927	$32,055,986	$40,396,830	$197,339,729	$215,014,899
Accumulated net investment loss included in net assets at end of period	$(34,920)	$(800,010)	$(139,745)	$(165,591)	$—
Undistributed net investment income included in net assets at end of period	$—	$—	$—	$—	$1,801,655
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	2,400,000	3,400,000	8,200,000	10,600,000

Shares created	1,500,000	29,400,000	200,000	200,000	1,000,000

Shares redeemed	—	(30,000,000)	(1,200,000)	(600,000)	(3,400,000)
Shares outstanding, end of period	1,500,004	1,800,000	2,400,000	7,800,000	8,200,000
*	Commencement of investment operations.

See Notes to Financial Statements.

70	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Commodity Currency Strategy Fund		WisdomTree Emerging Currency Strategy Fund		WisdomTree Indian Rupee Strategy Fund
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(40,148)	$(105,683)	$(473,984)	$(1,327,274)	$(64,444)	$(79,947)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	140,991	(988,804)	(5,640,630)	380,380	133,676	(710,401)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(105,745)	56,355	8,314,448	(6,689,918)	3,826,438	(3,254,361)
Net increase (decrease) in net assets resulting from operations	(4,902)	(1,038,132)	2,199,834	(7,636,812)	3,895,670	(4,044,709)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	3,926,579	65,386,888	—	22,409,574

Cost of shares redeemed	(3,913,925)	(8,331,087)	(55,938,642)	(139,643,101)	(9,838,328)	(4,407,770)
Net increase (decrease) in net assets resulting from capital share transactions	(3,913,925)	(8,331,087)	(52,012,063)	(74,256,213)	(9,838,328)	18,001,804
Net Increase (Decrease) in Net Assets	(3,918,827)	(9,369,219)	(49,812,229)	(81,893,025)	(5,942,658)	13,957,095
NET ASSETS:

Beginning of period	$15,747,254	$25,116,473	$192,628,202	$274,521,227	$32,230,174	$18,273,079

End of period	$11,828,427	$15,747,254	$142,815,973	$192,628,202	$26,287,516	$32,230,174
Accumulated net investment loss included in net assets at end of period	$(108,276)	$(68,128)	$(1,382,653)	$(908,669)	$(126,079)	$(61,635)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	1,200,000	9,800,000	13,500,000	1,800,000	900,000

Shares created	—	—	200,000	3,100,000	—	1,100,000

Shares redeemed	(200,000)	(400,000)	(2,800,000)	(6,800,000)	(500,000)	(200,000)
Shares outstanding, end of period	600,000	800,000	7,200,000	9,800,000	1,300,000	1,800,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	71

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Asia Local Debt Fund		WisdomTree Australia & New Zealand Debt Fund		WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Period December 18, 2013* through February 28, 2014 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,960,150	$11,450,807	$645,489	$1,886,148	$23,977

Net realized gain (loss) on investments, forward foreign currency contracts, futures contracts and foreign currency related transactions	(12,223,900)	695,647	(1,200,617)	(1,986,673)	(214,493)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	15,068,549	(43,765,784)	1,704,674	(7,622,195)	17,038
Net increase (decrease) in net assets resulting from operations	8,804,799	(31,619,330)	1,149,546	(7,722,720)	(173,478)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(4,181,000)	(12,592,858)	(511,000)	(1,246,070)	(27,500)

Capital gains	—	(2,461,230)	—	—	—

Return of capital	—	—	—	(331,926)	—
Total dividends	(4,181,000)	(15,054,088)	(511,000)	(1,577,996)	(27,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	39,052,122	152,469,967	2,047,384	36,428,309	10,000,000

Cost of shares redeemed	(23,961,366)	(35,578,600)	(7,838,721)	(31,376,097)	(4,920,360)
Net increase (decrease) in net assets resulting from capital share transactions	15,090,756	116,891,367	(5,791,337)	5,052,212	5,079,640
Net Increase (Decrease) in Net Assets	19,714,555	70,217,949	(5,152,791)	(4,248,504)	4,878,662
NET ASSETS:

Beginning of period	$493,089,007	$422,871,058	$40,830,897	$45,079,401	$100

End of period	$512,803,562	$493,089,007	$35,678,106	$40,830,897	$4,878,762
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$2,196,827	$417,677	$121,481	$(13,008)	$(3,523)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,400,000	8,200,000	2,100,000	2,000,000	2

Shares created	800,000	2,900,000	100,000	1,600,000	200,000

Shares redeemed	(500,000)	(700,000)	(400,000)	(1,500,000)	(100,000)
Shares outstanding, end of period	10,700,000	10,400,000	1,800,000	2,100,000	100,002
*	Commencement of investment operations.

See Notes to Financial Statements.

72	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund
	For the Period December 18, 2013* through February 28, 2014 (unaudited)	For the Period February 4, 2014* through February 28, 2014 (unaudited)	For the Period December 18, 2013* through February 28, 2014 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$24,747	$(82)	$56,699

Net realized loss on investments and futures contracts	(30,080)	—	(224,413)

Net change in unrealized appreciation (depreciation) on investments and futures contracts	41,492	(946)	(26,105)
Net increase (decrease) in net assets resulting from operations	36,159	(1,028)	(193,819)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(27,500)	—	(62,001)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,000,000	2,500,000	10,000,000

Cost of shares redeemed	(5,004,013)	—	—
Net increase in net assets resulting from capital share transactions	4,995,987	2,500,000	10,000,000
Net Increase in Net Assets	5,004,646	2,498,972	9,744,180
NET ASSETS:

Beginning of period	$100	$100	$100

End of period	$5,004,746	$2,499,072	$9,744,280
Accumulated net investment loss included in net assets at of period	$—	$(82)	$—
Distributions in excess of net investment income included in net assets at end of period	$(2,753)	$—	$(5,302)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2	4	4

Shares created	200,000	100,000	400,000

Shares redeemed	(100,000)	—	—
Shares outstanding, end of period	100,002	100,004	400,004
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	73

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund
	For the Period December 18, 2013* through February 28, 2014 (unaudited)	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$58,865	$2,506,377	$4,658,581	$29,557,763	$71,237,950

Net realized gain (loss) on investments, forward foreign currency contracts, futures contracts and foreign currency related transactions	(15,932)	(1,690,413)	996,092	(115,156,308)	(36,699,399)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	33,571	6,414,785	(10,701,358)	96,404,564	(187,015,686)
Net increase (decrease) in net assets resulting from operations	76,504	7,230,749	(5,046,685)	10,806,019	(152,477,135)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(62,001)	(2,315,380)	(4,619,285)	(20,776,555)	(63,721,656)

Capital gains	—	(1,099,320)	—	(3,699,038)	(4,207,599)
Total dividends and distributions	(62,001)	(3,414,700)	(4,619,285)	(24,475,593)	(67,929,255)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,000,000	—	71,767,998	102,750,898	979,158,008

Cost of shares redeemed	—	(14,717,281)	(7,459,755)	(562,824,010)	(513,626,313)
Net increase (decrease) in net assets resulting from capital share transactions	10,000,000	(14,717,281)	64,308,243	(460,073,112)	465,531,695
Net Increase (Decrease) in Net Assets	10,014,503	(10,901,232)	54,642,273	(473,742,686)	245,125,305
NET ASSETS:

Beginning of period	$100	$116,745,584	$62,103,311	$1,442,209,118	$1,197,083,813

End of period	$10,014,603	$105,844,352	$116,745,584	$968,466,432	$1,442,209,118
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(3,136)	$270,605	$79,608	$8,467,732	$(313,476)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	1,600,000	800,002	31,400,000	23,400,000

Shares created	400,000	—	900,000	2,200,000	18,600,000

Shares redeemed	—	(200,000)	(100,002)	(12,200,000)	(10,600,000)
Shares outstanding, end of period	400,004	1,400,000	1,600,000	21,400,000	31,400,000
*	Commencement of investment operations.

See Notes to Financial Statements.

74	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Euro Debt Fund		WisdomTree Global Corporate Bond Fund		WisdomTree Japan Interest Rate Strategy Fund[1]
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Period January 31, 2013* through August 31, 2013	For the Period December 18, 2013* through February 28, 2014 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$34,596	$67,877	$189,930	$185,905	$(4,728)

Net realized gain (loss) on investments, forward foreign currency contracts, futures contracts and foreign currency related transactions	(2,318)	(22,844)	(166,972)	28,916	(18,147)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	276,160	134,902	551,072	(403,961)	(42,527)
Net increase (decrease) in net assets resulting from operations	308,438	179,935	574,030	(189,140)	(65,402)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(36,750)	(62,340)	(176,339)	(186,002)	—

Capital gains	(15,978)	(39,094)	(33,974)	—	—
Total dividends and distributions	(52,728)	(101,434)	(210,313)	(186,002)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	14,930,298	5,000,000

Cost of shares redeemed	—	(2,153,464)	(7,406,998)	(145)	—
Net increase (decrease) in net assets resulting from capital share transactions	—	(2,153,464)	(7,406,998)	14,930,153	5,000,000
Net Increase (Decrease) in Net Assets	255,710	(2,074,963)	(7,043,281)	14,555,011	4,934,598
NET ASSETS:

Beginning of period	$4,411,321	$6,486,284	$14,555,161	$150	$100

End of period	$4,667,031	$4,411,321	$7,511,880	$14,555,161	$4,934,698
Accumulated net investment loss included in net assets at end of period	$—	$—	$—	$—	$(4,728)
Undistributed net investment income included in net assets at end of period	$1,546	$3,700	$18,136	$4,545	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	300,000	200,000	2	2

Shares created	—	—	—	200,000	100,000

Shares redeemed	—	(100,000)	(100,000)	(2)	—
Shares outstanding, end of period	200,000	200,000	100,000	200,000	100,002
*	Commencement of investment operations.

[1]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	75

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Global Real Return Fund[1]		WisdomTree Managed Futures Strategy Fund[1]
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$45,800	$73,307	$(675,425)	$(1,158,112)

Net realized gain (loss) on investments, swap contracts, forward foreign currency contracts, futures contracts and foreign currency related transactions	(69,763)	(2,489)	(4,424,210)	2,523,824

Net change in unrealized appreciation (depreciation) on investments, swap contracts, forward foreign currency contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	115,142	(323,295)	830,016	(1,194,390)
Net increase (decrease) in net assets resulting from operations	91,179	(252,477)	(4,269,619)	171,322
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(23,020)	(76,709)	—	—

Capital gains	(8,109)	—	—	—
Total dividends and distributions	(31,129)	(76,709)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	16,513,035	37,358,600

Cost of shares redeemed	—	—	(8,203,600)	(44,287,158)
Net increase (decrease) in net assets resulting from capital share transactions	—	—	8,309,435	(6,928,558)
Net Increase (Decrease) in Net Assets	60,050	(329,186)	4,039,816	(6,757,236)
NET ASSETS:

Beginning of period	$4,539,005	$4,868,191	$142,531,258	$149,288,494

End of period	$4,599,055	$4,539,005	$146,571,074	$142,531,258
Accumulated net investment loss included in net assets at end of period	$—	$—	$(1,320,332)	$(644,907)
Undistributed net investment income included in net assets at end of period	$46,629	$23,849	$—	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,000	3,400,000	3,600,000

Shares created	—	—	400,000	900,000

Shares redeemed	—	—	(200,000)	(1,100,000)
Shares outstanding, end of period	100,000	100,000	3,600,000	3,400,000
[1]	Consolidated.

See Notes to Financial Statements.

76	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Period December 18, 2013* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$25.12
Investment operations:
Net investment loss[1]	(0.02)
Net realized and unrealized loss	(0.14)
Total from investment operations	(0.16)
Net asset value, end of period	$24.96

TOTAL RETURN[2]	(0.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,437
Ratios to average net assets of:
Expenses	0.50%[3]
Net investment loss	(0.48)%[3]
Portfolio turnover rate[4]	N/A5

WisdomTree Brazilian Real Strategy Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$16.83	$18.81	$28.99	$27.65	$24.47	$26.47
Investment operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.09)	(0.10)	(0.07)	0.04
Net realized and unrealized gain (loss)	1.02	(1.91)	(4.36)	4.68	3.53	(1.34)
Total from investment operations	0.98	(1.98)	(4.45)	4.58	3.46	(1.30)
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	(0.02)	(0.17)
Capital gains	—	—	(5.73)	(3.24)	(0.26)	(0.53)
Total dividends and distributions to shareholders	—	—	(5.73)	(3.24)	(0.28)	(0.70)
Net asset value, end of period	$17.81	$16.83	$18.81	$28.99	$27.65	$24.47

TOTAL RETURN[2]	5.82%	(10.53)%	(16.14)%	17.98%	14.24%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$32,056	$40,397	$63,942	$481,253	$221,177	$112,573
Ratios to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.40)%[3]	(0.39)%	(0.38)%	(0.36)%	(0.28)%	0.19%
Portfolio turnover rate[4]	N/A5	N/A5	N/A5	0%	0%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	77

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$26.22	$25.22	$25.81	$24.84	$25.31	$25.39
Investment operations:
Net investment income (loss)[1]	(0.02)	0.00 [2]	(0.06)	(0.09)	(0.07)	0.08
Net realized and unrealized gain (loss)	0.14	1.20	0.02	1.21	(0.40)	0.32
Total from investment operations	0.12	1.20	(0.04)	1.12	(0.47)	0.40
Dividends and distributions to shareholders:
Net investment income	(0.21)	—	—	—	—	(0.48)
Capital gains	(0.83)	(0.20)	(0.55)	(0.15)	—	—
Total dividends and distributions to shareholders	(1.04)	(0.20)	(0.55)	(0.15)	—	(0.48)
Net asset value, end of period	$25.30	$26.22	$25.22	$25.81	$24.84	$25.31

TOTAL RETURN[3]	0.43%	4.78%	(0.15)%	4.50%	(1.86)%	1.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$197,340	$215,015	$267,383	$567,883	$586,278	$136,660
Ratios to average net assets of:
Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.15)%[4]	0.02%	(0.22)%	(0.34)%	(0.28)%	0.36%
Portfolio turnover rate[5]	N/A6	N/A6	N/A6	0%	8%	0%

WisdomTree Commodity Currency Strategy Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period	$19.68	$20.93	$27.78	$25.10
Investment operations:
Net investment loss[1]	(0.05)	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	0.08	(1.15)	(1.68)	2.90
Total from investment operations	0.03	(1.25)	(1.79)	2.77
Distributions to shareholders:
Capital gains	—	—	(5.06)	(0.09)
Net asset value, end of period	$19.71	$19.68	$20.93	$27.78

TOTAL RETURN[3]	0.15%	(5.97)%	(5.75)%	11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,828	$15,747	$25,116	$80,560
Ratios to average net assets of:
Expenses	0.55%[4]	0.55%	0.55%	0.55%[4]
Net investment loss	(0.53)%[4]	(0.48)%	(0.48)%	(0.46)%[4]
Portfolio turnover rate[5]	N/A6	N/A6	N/A6	N/A6
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

78	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Period May 6, 2009* through August 31, 2009
Net asset value, beginning of period	$19.66	$20.33	$22.87	$21.89	$21.22	$19.98
Investment operations:
Net investment loss[1]	(0.05)	(0.10)	(0.10)	(0.10)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	0.23	(0.57)	(1.38)	1.92	0.94	1.26
Total from investment operations	0.18	(0.67)	(1.48)	1.82	0.85	1.24
Distributions to shareholders:
Capital gains	—	—	(1.06)	(0.84)	(0.18)	—
Net asset value, end of period	$19.84	$19.66	$20.33	$22.87	$21.89	$21.22

TOTAL RETURN[2]	0.92%	(3.30)%	(6.36)%	8.44%	4.01%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$142,816	$192,628	$274,521	$585,411	$337,106	$38,200
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%[3]
Net investment loss	(0.53)%[3]	(0.48)%	(0.47)%	(0.46)%	(0.39)%	(0.33)%[3]
Portfolio turnover rate[4]	N/A5	N/A5	N/A5	0%	0%	0%

WisdomTree Indian Rupee Strategy Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$17.91	$20.30	$26.78	$25.10	$23.79	$24.47
Investment operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.08)	(0.09)	(0.08)	0.02
Net realized and unrealized gain (loss)	2.35	(2.31)	(3.12)	2.06	1.39	(0.51)
Total from investment operations	2.31	(2.39)	(3.20)	1.97	1.31	(0.49)
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	—	(0.19)
Capital gains	—	—	(3.28)	(0.29)	—	—
Total dividends and distributions to shareholders	—	—	(3.28)	(0.29)	—	(0.19)
Net asset value, end of period	$20.22	$17.91	$20.30	$26.78	$25.10	$23.79

TOTAL RETURN[2]	12.90%	(11.77)%	(11.93)%	7.86%	5.51%	(1.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,288	$32,230	$18,273	$24,104	$22,586	$11,893
Ratios to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.43)%[3]	(0.39)%	(0.37)%	(0.34)%	(0.29)%	0.09%
Portfolio turnover rate[4]	N/A5	N/A5	N/A5	0%	0%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	79

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period	$47.41	$51.57	$53.23	$49.85
Investment operations:
Net investment income[1]	0.55	1.20	1.29	0.60
Net realized and unrealized gain (loss)	0.36	(3.74)	(2.37)	3.21
Total from investment operations	0.91	(2.54)	(1.08)	3.81
Dividends and distributions to shareholders:
Net investment income	(0.39)	(1.34)	(0.58)	(0.43)
Capital gains	—	(0.28)	—	—
Total dividends and distributions to shareholders	(0.39)	(1.62)	(0.58)	(0.43)
Net asset value, end of period	$47.93	$47.41	$51.57	$53.23

TOTAL RETURN[2]	1.92%	(5.14)%	(2.00)%	7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$512,804	$493,089	$422,871	$660,086
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%[3]
Net investment income	2.32%[3]	2.34%	2.51%	2.52%[3]
Portfolio turnover rate[4]	17%	52%	62%	0%

WisdomTree Australia & New Zealand Debt Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[5]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$19.44	$22.54	$26.31	$22.24	$23.68	$23.53
Investment operations:
Net investment income (loss)[1]	0.32	0.72	0.67	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	0.31	(3.22)	(0.70)	5.40	1.08	0.30
Total from investment operations	0.63	(2.50)	(0.03)	5.32	1.01	0.28
Dividends and distributions to shareholders:
Net investment income	(0.25)	(0.47)	(0.69)	—	—	(0.13)
Capital gains	—	—	(3.05)	(1.25)	(2.45)	—
Return of capital	—	(0.13)	—	—	—	—
Total dividends and distributions to shareholders	(0.25)	(0.60)	(3.74)	(1.25)	(2.45)	(0.13)
Net asset value, end of period	$19.82	$19.44	$22.54	$26.31	$22.24	$23.68

TOTAL RETURN[2]	3.21%	(11.42)%	0.76%	24.85%	4.32%	1.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,678	$40,831	$45,079	$52,614	$17,790	$9,471
Ratios to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.20%[3]	3.29%	2.99%	(0.35)%	(0.30)%	(0.11)%
Portfolio turnover rate[4]	10%	42%	9%	0%	0%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

See Notes to Financial Statements.

80	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	For the Period December 18, 2013* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$50.05
Investment operations:
Net investment income[1]	0.13
Net realized and unrealized loss	(1.21)
Total from investment operations	(1.08)
Dividends to shareholders:
Net investment income	(0.18)
Net asset value, end of period	$48.79

TOTAL RETURN[2]	(2.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,879
Ratios to average net assets of:
Expenses	0.28%[3]
Net investment income	1.27%[3]
Portfolio turnover rate[4,5]	133%

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	For the Period December 18, 2013* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$49.98
Investment operations:
Net investment income[1]	0.13
Net realized and unrealized gain	0.12
Total from investment operations	0.25
Dividends to shareholders:
Net investment income	(0.18)
Net asset value, end of period	$50.05

TOTAL RETURN[2]	0.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,005
Ratios to average net assets of:
Expenses	0.23%[3]
Net investment income	1.30%[3]
Portfolio turnover rate[4,5]	130%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

The portfolio turnover rates excluding TBA roll transactions for the period ended February 28, 2014 were 81% and 77% for WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund and WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	81

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg Floating Rate Treasury Fund	For the Period February 4, 2014* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$25.00
Investment operations:
Net investment loss[1]	(0.00)[2]
Net realized and unrealized loss	(0.01)
Total from investment operations	(0.01)
Net asset value, end of period	$24.99

TOTAL RETURN[3]	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,499
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%[4]
Expenses, prior to expense waivers	0.20%[4]
Net investment loss	(0.05)%[4]
Portfolio turnover rate[5]	0%

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	For the Period December 18, 2013* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$25.02
Investment operations:
Net investment income[1]	0.14
Net realized and unrealized loss	(0.64)
Total from investment operations	(0.50)
Dividends to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$24.36

TOTAL RETURN[3]	(2.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,744
Ratios to average net assets of:
Expenses	0.48%[4]
Net investment income	2.86%[4]
Portfolio turnover rate[5]	15%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Bloomberg Floating Rate Treasury Fund (Note 2 and 3).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized.

See Notes to Financial Statements.

82	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	For the Period December 18, 2013* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$24.99
Investment operations:
Net investment income[1]	0.15
Net realized and unrealized gain	0.06
Total from investment operations	0.21
Dividends to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$25.04

TOTAL RETURN[2]	0.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,015
Ratios to average net assets of:
Expenses	0.43%[3]
Net investment income	2.94%[3]
Portfolio turnover rate[4]	15%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Period March 8, 2012* through August 31, 2012
Net asset value, beginning of period	$72.97	$77.63	$75.03
Investment operations:
Net investment income[1]	1.68	3.29	1.63
Net realized and unrealized gain (loss)	3.24	(4.69)	2.54
Total from investment operations	4.92	(1.40)	4.17
Dividends and distributions to shareholders:
Net investment income	(1.56)	(3.26)	(1.57)
Capital gains	(0.73)	—	—
Total dividends and distributions to shareholders	(2.29)	(3.26)	(1.57)
Net asset value, end of period	$75.60	$72.97	$77.63

TOTAL RETURN[2]	6.83%	(2.00)%	5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$105,844	$116,746	$62,103
Ratios to average net assets of:
Expenses	0.60%[3]	0.60%	0.60%[3]
Net investment income	4.54%[3]	4.22%	4.47%[3]
Portfolio turnover rate[5]	18%	37%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	83

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period August 9, 2010* through August 31, 2010
Net asset value, beginning of period	$45.93	$51.16	$53.83	$50.08	$50.23
Investment operations:
Net investment income[1]	1.10	2.22	2.41	2.40	0.10
Net realized and unrealized gain (loss)	(0.85)	(5.29)	(3.26)	3.79	(0.25)
Total from investment operations	0.25	(3.07)	(0.85)	6.19	(0.15)
Dividends and distributions to shareholders:
Net investment income	(0.78)	(2.01)	(1.77)	(2.44)	—
Capital gains	(0.14)	(0.15)	(0.05)	—	—
Total dividends and distributions to shareholders	(0.92)	(2.16)	(1.82)	(2.44)	—
Net asset value, end of period	$45.26	$45.93	$51.16	$53.83	$50.08

TOTAL RETURN[2]	0.52%	(6.41)%	(1.45)%	12.64%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$968,466	$1,442,209	$1,197,084	$1,415,705	$195,319
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%[3]
Net investment income	4.76%[3]	4.31%	4.76%	4.65%	3.31%[3]
Portfolio turnover rate[4]	40%	57%	43%	30%	0%

WisdomTree Euro Debt Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[5]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$22.06	$21.62	$23.32	$20.54	$23.19	$24.07
Investment operations:
Net investment income (loss)[1]	0.17	0.34	0.35	0.05	(0.01)	0.35
Net realized and unrealized gain (loss)	1.37	0.61	(1.61)	2.73	(2.64)	(0.63)
Total from investment operations	1.54	0.95	(1.26)	2.78	(2.65)	(0.28)
Dividends and distributions to shareholders:
Net investment income	(0.18)	(0.31)	(0.44)	—	—	(0.60)
Capital gains	(0.08)	(0.20)	—	—	—	—
Total dividends and distributions to shareholders	(0.26)	(0.51)	(0.44)	—	—	(0.60)
Net asset value, end of period	$23.34	$22.06	$21.62	$23.32	$20.54	$23.19

TOTAL RETURN[2]	7.03%	4.37%	(5.37)%	13.53%	(11.43)%	(1.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,667	$4,411	$6,486	$5,246	$12,836	$9,857
Ratios to average net assets of:
Expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.53%[3]	1.51%	1.63%	0.21%	(0.03)%	1.61%
Portfolio turnover rate[4]	2%	3%	26%	N/A6	N/A6	N/A6
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	This information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

84	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Corporate Bond Fund	For the Six Months Ended February 28, 2014 (unaudited)	For the Period January 31, 2013* through August 31, 2013
Net asset value, beginning of period	$72.78	$74.76
Investment operations:
Net investment income[1]	1.21	1.37
Net realized and unrealized gain (loss)	2.65	(2.08)
Total from investment operations	3.86	(0.71)
Dividends and distributions to shareholders:
Net investment income	(1.18)	(1.27)
Capital gains	(0.34)	—
Total dividends and distributions to shareholders	(1.52)	(1.27)
Net asset value, end of period	$75.12	$72.78

TOTAL RETURN[2]	5.35%	(0.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,512	$14,555
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[3]	0.45%[3]
Expenses, prior to expense waivers	0.50%[3]	0.50%[3]
Net investment income	3.29%[3]	3.18%[3]
Portfolio turnover rate[4]	12%	5%

WisdomTree Japan Interest Rate Strategy Fund (consolidated)	For the Period December 18, 2013* through February 28, 2014 (unaudited)
Net asset value, beginning of period	$49.94
Investment operations:
Net investment loss[1]	(0.05)
Net realized and unrealized loss	(0.54)
Total from investment operations	(0.59)
Net asset value, end of period	$49.35

TOTAL RETURN[2]	(1.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,935
Ratios to average net assets of:
Expenses	0.50%[3]
Net investment loss	(0.47)%[3]
Portfolio turnover rate[5]	N/A6
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Global Corporate Bond Fund (Note 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Portfolio turnover rate is not annualized.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	85

Financial Highlights (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Real Return Fund (consolidated)	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period July 14, 2011* through August 31, 2011
Net asset value, beginning of period	$45.39	$48.68	$50.66	$49.99
Investment operations:
Net investment income[1]	0.46	0.73	0.79	0.05
Net realized and unrealized gain (loss)	0.45	(3.25)	(2.10)	0.62
Total from investment operations	0.91	(2.52)	(1.31)	0.67
Dividends and distributions to shareholders:
Net investment income	(0.23)	(0.77)	(0.62)	—
Capital gains	(0.08)	—	(0.05)	—
Total dividends and distributions to shareholders	(0.31)	(0.77)	(0.67)	—
Net asset value, end of period	$45.99	$45.39	$48.68	$50.66

TOTAL RETURN[2]	2.01%	(5.25)%	(2.54)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,599	$4,539	$4,868	$5,066
Ratios to average net assets of:
Expenses	0.60%[3]	0.60%	0.60%	0.60%[3]
Net investment income	2.02%[3]	1.53%	1.65%	0.68%[3]
Portfolio turnover rate[4]	7%	1%	3%	0%[6]

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period January 5, 2011* through August 31, 2011
Net asset value, beginning of period	$41.92	$41.47	$49.90	$50.18
Investment operations:
Net investment loss[1]	(0.19)	(0.37)	(0.40)	(0.27)
Net realized and unrealized gain (loss)	(1.02)	0.82	(7.25)	(0.01)
Total from investment operations	(1.21)	0.45	(7.65)	(0.28)
Distributions to shareholders:
Capital gains	—	—	(0.78)	—
Net asset value, end of period	$40.71	$41.92	$41.47	$49.90

TOTAL RETURN[2]	(2.89)%	1.09%	(15.47)%	(0.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$146,571	$142,531	$149,288	$229,553
Ratios to average net assets of:
Expenses	0.95%[3]	0.95%	0.95%	0.95%[3]
Net investment loss	(0.94)%[3]	(0.90)%	(0.91)%	(0.91)%[3]
Portfolio turnover rate[5]	N/A7	N/A7	N/A7	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Portfolio turnover rate is not annualized.

[6]	Amount represents less than 1%.

[7]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

86	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of February 28, 2014, the Trust offered 62 investment funds (each a “Fund”, collectively the “Funds”). These notes relate only to Funds listed in the table below.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”) (formerly, WisdomTree Brazilian Real Fund)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”) (formerly, WisdomTree Chinese Yuan Fund)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”) (formerly, WisdomTree Commodity Currency Fund)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”) (formerly, WisdomTree Emerging Currency Fund)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”) (formerly, WisdomTree Indian Rupee Fund)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Corporate Bond Fund (“Global Corporate Bond Fund”)	January 31, 2013
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

Consolidation of Subsidiaries

The financial statements of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”), and Japan Interest Rate Strategy Fund, include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	87

Notes to Financial Statements (unaudited) (continued)

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. New York time to value forward foreign currency contracts in Europe and the Americas. Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time are used for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from pricing service providers or quotations from broker-dealers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. In addition, securities may be valued using fair value pricing and may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an

88	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivative contracts that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$37,498,953	$—
Total	—	37,498,953	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	22,493	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(594,132)	—
Total - Net	$—	$36,927,314	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$28,399,792	$—
Repurchase Agreement	—	8,714,378	—
Total	—	37,114,170	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,714,480	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(11,510,039)	—
Total - Net	$—	$30,318,611	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	89

Notes to Financial Statements (unaudited) (continued)

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$139,055,300	$—
Time Deposits	—	39,836,718	—
Repurchase Agreement	—	25,734,366	—
Total	—	204,626,384	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	53,153	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,189,396)	—
Total - Net	$—	$203,490,141	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$8,449,788	$—
Repurchase Agreement	—	3,214,972	—
Total	—	11,664,760	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	303,927	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(509,995)	—
Total - Net	$—	$11,458,692	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$133,284,002	$—
Repurchase Agreement	—	6,169,683	—
Total	—	139,453,685	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,010,965	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,097,393)	—
Total - Net	$—	$141,367,257	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$25,222,604	$—
Repurchase Agreement	—	286,196	—
Total	—	25,508,800	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	637,211	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(15,342)	—
Total - Net	$—	$26,130,669	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$40,520,342	$—
Foreign Government Obligations	—	336,825,348	—
Supranational Bonds	—	62,754,061	—
Repurchase Agreement	—	45,572,519	—
Total	—	485,672,270	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	65,953	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,427,087)	—
Total - Net	$—	$484,311,136	$—

90	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$13,195,571	$—
Foreign Government Obligations	—	11,781,074	—
Supranational Bonds	—	9,976,072	—
Total	$—	$34,952,717	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,885,883	$—
U.S. Government Obligations	—	1,352,719	—
Corporate Bonds	—	1,171,488	—
Foreign Corporate Bonds	—	203,763	—
Commercial Mortgage-Backed Securities	—	104,621	—
Supranational Bonds	—	63,144	—
Foreign Government Obligations	—	48,711	—
Municipal Bonds	—	34,826	—
Total	—	4,865,155	—
Unrealized Depreciation on Futures Contracts	(39,869)	—	—
Total - Net	$(39,869)	$4,865,155	$—

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,884,947	$—
U.S. Government Obligations	—	1,465,598	—
Corporate Bonds	—	1,171,488	—
Foreign Corporate Bonds	—	173,516	—
Commercial Mortgage-Backed Securities	—	104,621	—
Foreign Government Obligations	—	78,958	—
Supranational Bonds	—	63,144	—
Municipal Bond	—	34,826	—
Total	—	4,977,098	—
Unrealized Depreciation on Futures Contracts	(14,694)	—	—
Total - Net	$(14,694)	$4,977,098	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,498,603	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$8,181,794	$—
Foreign Corporate Bonds	—	1,167,600	—
Investment of Cash Collateral for Securities Loaned	—	152,500	—
Total	—	9,501,894	—
Unrealized Depreciation on Futures Contracts	(65,482)	—	—
Total - Net	$(65,482)	$9,501,894	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	91

Notes to Financial Statements (unaudited) (continued)

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$8,312,200	$—
Foreign Corporate Bonds	—	1,167,600	—
Investment of Cash Collateral for Securities Loaned	—	152,500	—
Total	—	9,632,300	—
Unrealized Depreciation on Futures Contracts	(5,102)	—	—
Total - Net	$(5,102)	$9,632,300	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$99,670,212	$—
Foreign Government Agencies	—	3,444,876	—
Investment of Cash Collateral for Securities Loaned	—	25,339,746	—
Total	$—	$128,454,834	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$819,694,519	$—
Supranational Bonds	—	68,217,936	—
Repurchase Agreement	—	4,777,445	—
Investment of Cash Collateral for Securities Loaned	—	3,837,240	—
Total	—	896,527,140	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,342,869	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(591,212)	—
Total - Net	$—	$897,278,797	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$223,271	$—
Foreign Government Obligations	—	3,013,792	—
Supranational Bonds	—	1,249,848	—
Total	$—	$4,486,911	$—

Global Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$3,651,839	$—
Foreign Corporate Bonds	—	3,563,886	—
Preferred Stock	188,258	—	—
Investment of Cash Collateral for Securities Loaned	—	132,323	—
Total	188,258	7,348,048	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,272)	—
Total - Net	$188,258	$7,338,776	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,799,686	$—
Total	—	4,799,686	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,399	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(64)	—
Unrealized Depreciation on Futures Contracts	(43,826)	—	—
Total - Net	$(43,826)	$4,801,021	$—

92	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,245,218	$—
Foreign Government Obligations	—	1,582,256	—
Foreign Corporate Bonds	—	428,327	—
Corporate Bonds	—	330,312	—
Exchange-Traded Funds	437,992	—	—
Total	437,992	3,586,113	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	996	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,643)	—
Unrealized Appreciation on Futures Contracts	2,793	—	—
Unrealized Depreciation on Futures Contracts	(1,238)	—	—
Total - Net	$439,547	$3,576,466	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$125,623,344	$—
Total	—	125,623,344	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	128,235	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(239,475)	—
Unrealized Appreciation on Futures Contracts	514,367	—	—
Unrealized Depreciation on Futures Contracts	(17,140)	—	—
Unrealized Appreciation on Swap Contracts	—	143,452	—
Total - Net	$497,227	$125,655,556	$—

There were no Level 3 securities at or during the period ended February 28, 2014.

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended February 28, 2014.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended February 28, 2014 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At February 28, 2014 or for the period ended February 28, 2014, no event occurred that triggered a credit-risk-related contingent feature.

As of February 28, 2014, the following Funds posted U.S. government securities and/or cash as collateral for derivative agreements as follows:

Fund	Value of Collateral Posted
Brazilian Real Strategy Fund	$760,000
Chinese Yuan Strategy Fund	530,000
Emerging Currency Strategy Fund	240,000
Asia Local Debt Fund	330,000
U.S. Aggregate Bond Negative Duration Fund	468,500
U.S. Aggregate Bond Zero Duration Fund	460,000
High Yield Bond Negative Duration Fund	440,000
High Yield Bond Zero Duration Fund	70,000

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	93

Notes to Financial Statements (unaudited) (continued)

Fund	Value of Collateral Posted
Emerging Markets Local Debt Fund	$340,000
Japan Interest Rate Strategy Fund (consolidated)	97,590
Global Real Return Fund (consolidated)	17,003
Managed Futures Strategy Fund (consolidated)	5,384,645

The effect of derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$22,493	Unrealized depreciation on forward foreign currency contracts	$594,132
Brazilian Real Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,714,480	Unrealized depreciation on forward foreign currency contracts	11,510,039
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	53,153	Unrealized depreciation on forward foreign currency contracts	1,189,396
Commodity Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	303,927	Unrealized depreciation on forward foreign currency contracts	509,995
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,010,965	Unrealized depreciation on forward foreign currency contracts	1,097,393
Indian Rupee Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	637,211	Unrealized depreciation on forward foreign currency contracts	15,342
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	65,953	Unrealized depreciation on forward foreign currency contracts	1,427,087
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	39,869
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	14,694
High Yield Bond Negative Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	65,482
High Yield Bond Zero Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	5,102
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,342,869	Unrealized depreciation on forward foreign currency contracts	591,212
Global Corporate Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	9,272
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,399	Unrealized depreciation on forward foreign currency contracts	64
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	43,826

94	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Global Real Return Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$996	Unrealized depreciation on forward foreign currency contracts	$10,643
Commodity contracts	Unrealized appreciation on futures contracts*	2,793	Unrealized depreciation on futures contracts*	1,238
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	128,235	Unrealized depreciation on forward foreign currency contracts	239,475
	Unrealized appreciation on futures contracts*	32,876	Unrealized depreciation on futures contracts*	12,286
Commodity contracts	Unrealized appreciation on swap contracts	143,452	Unrealized depreciation on swap contracts	—
	Unrealized appreciation on futures contracts*	360,991	Unrealized depreciation on futures contracts*	4,854
Interest rate contracts	Unrealized appreciation on futures contracts*	120,500	Unrealized depreciation on futures contracts*	—
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$500,555	$(571,639)
Brazilian Real Strategy Fund
Foreign exchange contracts	(31,740,414)	(4,504,329)
Chinese Yuan Strategy Fund
Foreign exchange contracts	5,426,404	(4,234,741)
Commodity Currency Strategy Fund
Foreign exchange contracts	142,428	(105,743)
Emerging Currency Strategy Fund
Foreign exchange contracts	(5,622,259)	8,314,380
Indian Rupee Strategy Fund
Foreign exchange contracts	135,864	3,826,443
Asia Local Debt Fund
Foreign exchange contracts	(1,020,928)	(412,494)
Australia & New Zealand Debt Fund
Foreign exchange contracts	23,835	7
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	(267,738)	(39,869)
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	(84,272)	(14,694)
High Yield Bond Negative Duration Fund
Interest rate contracts	(228,530)	(65,482)
High Yield Bond Zero Duration Fund
Interest rate contracts	(20,048)	(5,102)
Emerging Markets Local Debt Fund
Foreign exchange contracts	(563,840)	2,167,209
Euro Debt Fund
Foreign exchange contracts	20	—
Global Corporate Bond Fund
Foreign exchange contracts	(61,182)	(18,972)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	95

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	$(15,783)	$1,335

Interest rate contracts	(2,407)	(43,826)
Global Real Return Fund (consolidated)
Commodity contracts	(27,361)	(2,439)

Interest rate contracts	—	6,621

Foreign exchange contracts	—	(9,647)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	615,738	475,015

Commodity contracts	(3,796,169)	385,394

Interest rate contracts	(1,234,350)	(31,055)
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts and swap contracts
Interest rate contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts
Interest rate contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts

During the six months or period ended February 28, 2014, the volume of derivative activity was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
U.S. Dollar Bullish Fund
Foreign exchange contracts	$23,646,349	$59,453,189	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	495,171,980	236,719,266	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	207,093,464	33,958,692	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	21,064,762	6,215,665	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	254,079,169	73,829,079	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	41,168,029	10,456,401	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	70,562,609	3,291,463	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	—	277,905	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	8,155,401
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	8,253,589
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	9,725,906

96	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
High Yield Bond Zero Duration Fund
Interest rate contracts	$—	$—	$—	$—	$8,224,984
Emerging Markets Local Debt Fund
Foreign exchange contracts	89,940,622	34,719,056	—	—	—
Euro Debt Fund
Foreign exchange contracts	—	30,924	—	—	—
Global Corporate Bond Fund
Foreign exchange contracts	321,325	1,581,876	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,048,580	2,558,729	—	—	—
Interest rate contracts	—	—	—	—	4,951,317
Global Real Return Fund (consolidated)
Interest rate contracts	—	—	31,429	—	—
Commodity contracts	—	—	179,716	345,630	—
Foreign exchange contracts	407	149,149	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	43,540,471	13,835,818	10,603,980
Foreign exchange contracts	13,646,700	27,763,284	—	29,255,538	6,898,147
Interest rate contracts	—	—	—	13,863,585	9,692,509

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the Investment Advisory Agreement for each Fund, except U.S. Dollar Bullish Fund, U.S. Aggregate Bond Negative Duration Fund, U.S. Aggregate Bond Zero Duration Fund, High Yield Bond Negative Duration Fund, High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, and Floating Rate Treasury Fund, WTAM has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for U.S. Dollar Bullish Fund, U.S. Aggregate Bond Negative Duration Fund, U.S. Aggregate Bond Zero Duration Fund, High Yield Bond Negative Duration Fund, High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, and Floating Rate Treasury Fund, WTAM has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	97

Notes to Financial Statements (unaudited) (continued)

of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at February 28, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund
	3/7/2014	AUD	2,686,116	USD	2,346,833	$(49,620)
	3/7/2014	BRL	2,031,256	USD	835,564	(29,990)
	3/7/2014	CAD	4,881,238	USD	4,379,442	(28,471)
	3/7/2014	CHF	1,441,276	USD	1,590,014	(48,765)
	3/7/2014	CNH	6,882,837	USD	1,139,412	14,863
	3/7/2014	EUR	3,809,938	USD	5,138,501	(120,350)
	3/7/2014	EUR	4,992,354	USD	6,733,203	(157,736)
	3/7/2014	GBP	2,190,704	USD	3,600,641	(67,694)
	3/7/2014	JPY	745,203,110	USD	7,294,828	(27,712)
	3/7/2014	KRW	1,343,718,987	USD	1,238,850	(19,673)
	3/7/2014	MXN	48,907,469	USD	3,649,675	(37,589)
	3/7/2014	USD	2,396,956	AUD	2,686,116	(503)
	3/7/2014	USD	866,207	BRL	2,031,256	(653)
	3/7/2014	USD	4,407,836	CAD	4,881,238	76
	3/7/2014	USD	1,638,745	CHF	1,441,276	35

98	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund (continued)
	3/7/2014	USD	1,124,702	CNH	6,882,837	$(151)
	3/7/2014	USD	6,890,936	EUR	4,992,354	2
	3/7/2014	USD	5,258,857	EUR	3,809,938	(6)
	3/7/2014	USD	3,668,443	GBP	2,190,704	(108)
	3/7/2014	USD	7,322,424	JPY	745,203,110	115
	3/7/2014	USD	1,254,347	KRW	1,343,718,987	4,176
	3/7/2014	USD	3,688,151	MXN	48,907,469	(888)
	4/3/2014	AUD	2,605,778	USD	2,321,071	616
	4/3/2014	BRL	1,936,287	USD	819,696	1,005
	4/3/2014	CAD	4,815,601	USD	4,345,818	39
	4/3/2014	CHF	1,401,861	USD	1,594,265	(9)
	4/3/2014	CNH	6,884,240	USD	1,123,646	229
	4/3/2014	EUR	4,303,335	USD	5,939,773	(40)
	4/3/2014	EUR	4,303,336	USD	5,939,809	(6)
	4/3/2014	GBP	2,140,021	USD	3,582,866	102
	4/3/2014	JPY	732,827,688	USD	7,201,813	(142)
	4/3/2014	KRW	1,327,591,000	USD	1,237,351	(4,026)
	4/3/2014	MXN	47,943,874	USD	3,608,139	1,235
						$(571,639)
Brazilian Real Strategy Fund
	3/6/2014	BRL	578,984,915	USD	236,985,577	$(10,723,850)
	3/6/2014	BRL	21,764,308	USD	8,902,173	(409,337)
	3/6/2014	BRL	8,367,281	USD	3,425,765	(154,042)
	3/6/2014	BRL	8,410,981	USD	3,448,042	(150,462)
	3/6/2014	BRL	407,000	USD	169,796	(4,333)
	3/6/2014	BRL	17,766,151	USD	7,636,429	35,465
	3/6/2014	BRL	17,766,151	USD	7,633,804	32,840
	3/6/2014	USD	90,157,097	BRL	217,458,919	2,879,220
	3/6/2014	USD	177,801	BRL	437,000	9,162
	3/6/2014	USD	93,011,492	BRL	218,111,949	304,214
	3/6/2014	USD	92,398,096	BRL	217,458,919	638,222
	4/2/2014	USD	8,034,826	BRL	19,879,767	406,867
	4/2/2014	USD	8,033,202	BRL	19,879,766	408,490
	5/5/2014	USD	7,633,742	BRL	18,030,135	(34,977)
	5/5/2014	USD	7,631,803	BRL	18,030,135	(33,038)
						$(6,795,559)
Chinese Yuan Strategy Fund
	4/16/2014	CNY	31,234,216	USD	5,116,431	$25,668
	4/16/2014	CNY	31,043,235	USD	5,061,012	1,375
	4/16/2014	CNY	13,877,888	USD	2,259,212	(2,700)
	4/16/2014	USD	23,651,006	CNY	144,429,598	(110,893)
	4/16/2014	USD	24,127,619	CNY	147,347,367	(111,948)
	5/7/2014	USD	37,554,796	CNY	230,586,445	17,542
	6/6/2014	USD	12,685,607	CNY	77,864,254	(2,358)
	7/16/2014	CNH	1,000,000	USD	164,970	2,444
	7/16/2014	CNH	11,263,491	USD	1,831,164	553
	7/16/2014	CNH	6,800,000	USD	1,110,748	5,571
	7/16/2014	USD	38,090,167	CNH	231,401,571	(481,375)
	7/16/2014	USD	38,088,913	CNH	231,401,572	(480,122)
						$(1,136,243)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	99

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Commodity Currency Strategy Fund
	3/6/2014	AUD	277,560	USD	246,976	$(1,366)
	3/6/2014	AUD	277,560	USD	242,614	(5,727)
	3/6/2014	AUD	1,665,364	USD	1,492,166	2,115
	3/6/2014	BRL	592,351	USD	242,891	(10,537)
	3/6/2014	BRL	3,554,107	USD	1,523,406	2,839
	3/6/2014	CAD	266,731	USD	246,672	5,723
	3/6/2014	CAD	266,731	USD	238,386	(2,563)
	3/6/2014	CAD	1,600,386	USD	1,436,097	(9,594)
	3/6/2014	CLP	132,653,227	USD	247,077	9,382
	3/6/2014	CLP	132,653,227	USD	241,653	3,959
	3/6/2014	CLP	795,919,362	USD	1,416,227	(9,942)
	3/6/2014	NOK	1,541,162	USD	248,495	(8,732)
	3/6/2014	NOK	1,541,162	USD	246,457	(10,770)
	3/6/2014	NOK	9,246,974	USD	1,530,196	(13,166)
	3/6/2014	NZD	311,871	USD	257,596	(4,418)
	3/6/2014	NZD	311,871	USD	253,391	(8,623)
	3/6/2014	NZD	1,871,231	USD	1,567,530	(4,557)
	3/6/2014	RUB	8,433,137	USD	252,038	17,445
	3/6/2014	RUB	8,433,137	USD	239,434	4,841
	3/6/2014	RUB	50,598,826	USD	1,399,072	(8,487)
	3/6/2014	USD	2,004,831	AUD	2,220,484	(18,097)
	3/6/2014	USD	1,687,507	BRL	4,146,458	86,489
	3/6/2014	USD	2,011,167	CAD	2,133,848	(83,579)
	3/6/2014	USD	1,998,354	CLP	1,061,225,816	(96,795)
	3/6/2014	USD	2,016,519	NOK	12,329,298	41,297
	3/6/2014	USD	2,015,764	NZD	2,494,973	80,352
	3/6/2014	USD	1,999,884	RUB	67,465,100	(123,139)
	3/6/2014	USD	1,996,363	ZAR	20,678,926	(71,825)
	3/6/2014	ZAR	2,584,865	USD	239,338	(1,229)
	3/6/2014	ZAR	2,584,865	USD	230,731	(9,836)
	3/6/2014	ZAR	15,509,196	USD	1,445,432	2,028
	4/2/2014	USD	1,479,205	BRL	3,476,872	(2,795)
	6/3/2014	USD	1,470,619	AUD	1,651,156	(2,064)
	6/3/2014	USD	1,465,751	CAD	1,636,870	9,805
	6/3/2014	USD	1,465,639	CLP	831,896,572	11,229
	6/3/2014	USD	1,476,548	NOK	8,952,460	12,666
	6/3/2014	USD	1,484,203	NZD	1,783,984	4,366
	6/3/2014	USD	1,464,719	RUB	53,868,720	9,391
	6/3/2014	USD	1,483,426	ZAR	16,143,833	(2,154)
						$(206,068)
Emerging Currency Strategy Fund
	3/6/2014	BRL	635,263	USD	258,132	$(13,655)
	3/6/2014	BRL	1,270,526	USD	528,175	(15,399)
	3/6/2014	BRL	635,263	USD	262,590	(9,197)
	3/6/2014	BRL	317,631	USD	131,934	(3,959)
	3/6/2014	BRL	317,631	USD	132,623	(3,271)
	3/6/2014	BRL	317,631	USD	135,592	(301)
	3/6/2014	BRL	22,869,472	USD	9,836,332	51,994
	3/6/2014	USD	10,790,748	BRL	26,363,417	488,418
	4/2/2014	USD	9,828,555	BRL	23,023,390	(51,962)

100	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Strategy Fund (continued)
	5/5/2014	CLP	144,322,699	USD	260,275	$3,325
	5/5/2014	CLP	288,645,398	USD	518,447	4,546
	5/5/2014	CLP	144,322,699	USD	261,653	4,703
	5/5/2014	CLP	72,161,349	USD	130,538	2,063
	5/5/2014	CLP	72,161,349	USD	129,565	1,090
	5/5/2014	CLP	72,161,349	USD	128,876	400
	5/5/2014	COP	524,631,160	USD	258,566	3,172
	5/5/2014	COP	1,049,262,321	USD	509,598	(1,191)
	5/5/2014	COP	524,631,160	USD	257,147	1,753
	5/5/2014	COP	262,315,580	USD	128,533	835
	5/5/2014	COP	262,315,580	USD	127,959	262
	5/5/2014	COP	262,315,580	USD	127,644	(54)
	5/5/2014	IDR	3,232,774,987	USD	261,869	(13,612)
	5/5/2014	IDR	6,465,549,974	USD	529,312	(21,651)
	5/5/2014	IDR	3,232,774,987	USD	267,171	(8,310)
	5/5/2014	IDR	1,616,387,493	USD	135,206	(2,535)
	5/5/2014	IDR	1,616,387,493	USD	136,289	(1,452)
	5/5/2014	IDR	1,616,387,493	USD	137,275	(466)
	5/5/2014	INR	16,742,368	USD	263,659	(2,642)
	5/5/2014	INR	33,484,736	USD	527,817	(4,786)
	5/5/2014	INR	16,742,368	USD	264,764	(1,537)
	5/5/2014	INR	8,371,184	USD	132,644	(506)
	5/5/2014	INR	8,371,184	USD	132,414	(737)
	5/5/2014	INR	8,371,184	USD	133,437	287
	5/5/2014	MXN	3,521,929	USD	261,518	(3,143)
	5/5/2014	MXN	7,043,859	USD	524,144	(5,179)
	5/5/2014	MXN	3,521,929	USD	262,621	(2,040)
	5/5/2014	MXN	1,760,964	USD	132,329	(1)
	5/5/2014	MXN	1,760,964	USD	132,048	(282)
	5/5/2014	MXN	1,760,964	USD	132,382	51
	5/5/2014	MYR	437,042	USD	131,897	(745)
	5/5/2014	MYR	874,084	USD	261,389	(3,895)
	5/5/2014	MYR	1,748,168	USD	523,717	(6,851)
	5/5/2014	MYR	874,084	USD	261,622	(3,662)
	5/5/2014	MYR	437,042	USD	131,778	(864)
	5/5/2014	MYR	437,042	USD	132,801	159
	5/5/2014	PHP	11,831,011	USD	261,228	(3,333)
	5/5/2014	PHP	23,662,023	USD	524,308	(4,814)
	5/5/2014	PHP	11,831,011	USD	263,022	(1,539)
	5/5/2014	PHP	5,915,505	USD	132,516	235
	5/5/2014	PHP	5,915,505	USD	132,486	206
	5/5/2014	PHP	5,915,505	USD	132,620	340
	5/5/2014	PLN	805,189	USD	258,923	(6,615)
	5/5/2014	PLN	1,610,378	USD	522,100	(8,977)
	5/5/2014	PLN	805,189	USD	263,165	(2,373)
	5/5/2014	PLN	402,594	USD	132,775	6
	5/5/2014	PLN	402,594	USD	132,224	(545)
	5/5/2014	PLN	402,594	USD	132,697	(72)
	5/5/2014	RUB	9,189,215	USD	256,396	3,575
	5/5/2014	RUB	18,378,431	USD	520,271	14,630

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	101

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Strategy Fund (continued)
	5/5/2014	RUB	9,189,215	USD	257,088	$4,268
	5/5/2014	RUB	4,594,608	USD	127,806	1,395
	5/5/2014	RUB	4,594,608	USD	126,818	408
	5/5/2014	RUB	4,594,608	USD	127,078	668
	5/5/2014	TRY	615,317	USD	265,318	(8,457)
	5/5/2014	TRY	1,230,635	USD	543,424	(4,126)
	5/5/2014	TRY	615,317	USD	273,887	112
	5/5/2014	TRY	307,658	USD	138,357	1,470
	5/5/2014	TRY	307,658	USD	137,371	484
	5/5/2014	TRY	307,658	USD	136,512	(375)
	5/5/2014	USD	10,845,436	CLP	5,989,392,025	(181,988)
	5/5/2014	USD	10,779,114	COP	21,772,193,172	(180,247)
	5/5/2014	USD	10,801,945	IDR	134,160,161,978	630,535
	5/5/2014	USD	10,830,150	INR	694,808,283	221,357
	5/5/2014	USD	10,948,157	MXN	146,160,089	35,295
	5/5/2014	USD	10,836,942	MYR	36,274,495	172,344
	5/5/2014	USD	10,812,310	PHP	490,986,981	166,981
	5/5/2014	USD	10,802,491	PLN	33,415,346	217,347
	5/5/2014	USD	10,783,940	RUB	381,352,461	(291,906)
	5/5/2014	USD	11,023,863	TRY	25,535,677	337,799
	5/5/2014	ZAR	2,946,394	USD	258,555	(13,104)
	5/5/2014	ZAR	5,892,789	USD	524,923	(18,394)
	5/5/2014	ZAR	2,946,394	USD	264,137	(7,522)
	5/5/2014	ZAR	1,473,197	USD	133,953	(1,876)
	5/5/2014	ZAR	1,473,197	USD	133,457	(2,372)
	5/5/2014	ZAR	1,473,197	USD	135,927	98
	5/5/2014	USD	10,918,420	ZAR	122,275,388	355,409
	5/7/2014	CNH	1,574,342	USD	260,265	3,989
	5/7/2014	CNH	3,148,685	USD	521,694	9,143
	5/7/2014	CNH	1,574,342	USD	260,093	3,817
	5/7/2014	CNH	787,171	USD	130,094	1,956
	5/7/2014	CNH	787,171	USD	129,982	1,844
	5/7/2014	CNH	787,171	USD	128,413	275
	5/7/2014	KRW	282,711,499	USD	262,645	(1,158)
	5/7/2014	KRW	565,422,998	USD	525,877	(1,730)
	5/7/2014	KRW	282,711,499	USD	263,911	107
	5/7/2014	KRW	141,355,749	USD	132,055	153
	5/7/2014	KRW	141,355,749	USD	132,022	120
	5/7/2014	KRW	141,355,749	USD	131,225	(677)
	5/7/2014	THB	8,629,542	USD	259,457	(3,560)
	5/7/2014	THB	17,259,084	USD	521,422	(4,612)
	5/7/2014	THB	8,629,542	USD	262,935	(82)
	5/7/2014	THB	4,314,771	USD	131,946	438
	5/7/2014	THB	4,314,771	USD	131,548	39
	5/7/2014	THB	4,314,771	USD	131,829	321
	5/7/2014	USD	10,798,497	CNH	65,335,229	(163,054)
	5/7/2014	USD	10,828,359	KRW	11,732,527,221	119,482
	5/7/2014	USD	10,773,947	THB	358,126,000	141,261
						$1,913,572

102	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Indian Rupee Strategy Fund
	5/5/2014	INR	127,182,381	USD	2,007,615	$(15,328)
	5/5/2014	INR	115,834	USD	1,828	(14)
	5/5/2014	USD	9,027,423	INR	580,553,601	206,768
	5/5/2014	USD	9,026,020	INR	580,553,600	208,171
	5/5/2014	USD	9,299,536	INR	598,146,133	214,480
	5/5/2014	USD	331,002	INR	21,300,000	7,792
						$621,869
Asia Local Debt Fund
	3/19/2014	SGD	1,065,000	USD	839,905	$(528)
	3/19/2014	TWD	70,000,000	USD	2,374,693	65,953
	3/19/2014	USD	3,432,357	CNH	20,855,000	(31,595)
	3/19/2014	USD	36,744,357	SGD	45,861,000	(553,638)
	3/19/2014	USD	28,356,447	TWD	834,246,662	(841,326)
						$(1,361,134)
Emerging Markets Local Debt Fund
	3/3/2014	IDR	7,005,271,150	USD	600,538	$(2,897)
	3/3/2014	KRW	974,060,527	USD	914,267	1,799
	3/3/2014	PLN	3,672,620	USD	1,204,105	(11,793)
	3/3/2014	RON	1,476,627	USD	446,637	(6,323)
	3/4/2014	KRW	964,639,810	USD	902,460	(1,184)
	3/4/2014	PLN	3,643,772	USD	1,195,589	(10,759)
	3/4/2014	RON	1,465,997	USD	445,768	(3,931)
	3/5/2014	BRL	2,108,793	USD	898,314	(4,422)
	3/6/2014	BRL	1,049,916	USD	448,682	(768)
	3/19/2014	KRW	1,637,000,000	USD	1,549,602	17,870
	3/19/2014	KRW	980,000,000	USD	927,459	10,478
	3/19/2014	KRW	95,881,640	USD	88,969	(747)
	3/19/2014	KRW	1,277,000,000	USD	1,177,773	(17,110)
	3/19/2014	KRW	639,000,000	USD	589,347	(8,562)
	3/19/2014	KRW	645,000,000	USD	600,950	(2,573)
	3/19/2014	KRW	1,285,000,000	USD	1,188,703	(13,665)
	3/19/2014	KRW	1,285,000,000	USD	1,187,506	(14,862)
	3/19/2014	KRW	322,000,000	USD	297,570	(3,724)
	3/19/2014	KRW	966,000,000	USD	896,936	(6,945)
	3/19/2014	KRW	320,000,000	USD	300,441	1,019
	3/19/2014	PLN	3,730,000	USD	1,210,227	(23,501)
	3/19/2014	PLN	1,830,000	USD	590,219	(15,068)
	3/19/2014	PLN	2,775,000	USD	900,763	(17,090)
	3/19/2014	PLN	3,700,000	USD	1,203,291	(20,513)
	3/19/2014	PLN	2,745,000	USD	895,083	(12,848)
	3/19/2014	PLN	920,000	USD	302,968	(1,330)
	3/19/2014	THB	19,520,000	USD	599,325	2,017
	3/19/2014	THB	9,845,000	USD	302,318	1,064
	3/19/2014	THB	19,560,000	USD	599,448	917
	3/19/2014	TRY	2,675,000	USD	1,197,886	(9,192)
	3/19/2014	TRY	2,010,000	USD	899,208	(7,793)
	3/19/2014	TRY	18,315,000	USD	8,261,462	(3,077)
	3/19/2014	TRY	21,500,000	USD	9,789,120	87,368
	3/19/2014	USD	25,626,397	KRW	27,162,700,000	(210,395)
	3/19/2014	USD	26,156,613	PLN	80,000,000	304,027

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	103

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets Local Debt Fund (continued)
	3/19/2014	USD	4,861,006	THB	160,000,000	$34,959
	3/19/2014	USD	10,142,211	TRY	23,000,000	236,407
	3/19/2014	USD	15,953,689	TRY	35,000,000	(160,140)
	3/19/2014	USD	3,571,767	ZAR	39,545,000	101,413
	3/19/2014	USD	9,055,633	ZAR	100,000,000	232,976
	3/19/2014	USD	9,786,731	ZAR	108,000,000	244,967
	3/19/2014	USD	7,744,862	ZAR	84,000,000	57,570
	3/19/2014	ZAR	98,000,000	USD	9,110,855	8,018
						$751,657
Global Corporate Bond Fund
	5/14/2014	EUR	391,891	USD	534,677	$(6,580)
	5/14/2014	GBP	75,870	USD	124,390	(2,692)
						$(9,272)
Japan Interest Rate Strategy Fund (consolidated)
	3/6/2014	JPY	77,000,000	USD	755,107	$678
	3/6/2014	JPY	4,551,000	USD	44,631	41
	3/6/2014	JPY	77,000,000	USD	755,109	680
	3/6/2014	JPY	5,600,000	USD	54,867	—
	3/6/2014	USD	54,918	JPY	5,600,000	(51)
	3/6/2014	USD	754,429	JPY	77,000,000	(1)
	3/6/2014	USD	44,590	JPY	4,551,000	—
	3/6/2014	USD	754,428	JPY	77,000,000	—
	4/4/2014	JPY	77,000,000	USD	754,534	(7)
	4/4/2014	JPY	4,551,000	USD	44,596	—
	4/4/2014	JPY	77,000,000	USD	754,535	(5)
	4/4/2014	USD	54,876	JPY	5,600,000	—
	4/4/2014	USD	17,286	JPY	1,764,000	—
						$1,335
Global Real Return Fund (consolidated)
	4/16/2014	AUD	115,000	USD	103,607	$996
	4/16/2014	CAD	100,000	USD	89,962	(284)
	4/16/2014	EUR	91,603	USD	123,802	(2,715)
	4/16/2014	GBP	87,000	USD	144,104	(1,649)
	4/16/2014	TRY	207,493	USD	88,668	(4,181)
	4/16/2014	ZAR	945,000	USD	85,581	(1,814)
						$(9,647)
Managed Futures Strategy Fund (consolidated)
	3/19/2014	JPY	1,014,193,500	USD	9,905,346	$(32,133)
	3/19/2014	JPY	53,511,000	USD	522,873	(1,449)
	3/19/2014	JPY	1,014,193,500	USD	9,907,281	(30,198)
	3/19/2014	JPY	60,945,000	USD	590,469	(6,694)
	3/19/2014	JPY	179,466,000	USD	1,708,001	(50,479)
	3/19/2014	JPY	303,191,000	USD	2,963,744	(7,044)
	3/19/2014	JPY	108,327,000	USD	1,057,352	(4,080)
	3/19/2014	USD	3,463,087	JPY	364,386,000	107,315
	3/19/2014	USD	895,368	JPY	93,514,000	20,920
	3/19/2014	USD	1,336,652	JPY	135,756,000	(6,460)
	3/19/2014	USD	10,804,209	JPY	1,099,895,500	(26,988)
	3/19/2014	USD	10,220,593	JPY	1,040,275,500	(27,553)
	6/18/2014	USD	9,184,152	JPY	934,503,964	(23,037)
	6/18/2014	USD	8,687,894	JPY	883,849,036	(23,360)
						$(111,240)

104	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss Franc

CLP – Chilean peso

CNH – Chinese renminbi

CNY – Chinese yuan

COP – Colombian peso

EUR – Euro

GBP – British pound

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu

RUB – Russian ruble

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the total return swap agreement outstanding as of February 28, 2014:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Fixed/Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Appreciation
Managed Futures Strategy Fund (consolidated)	UBS AG	6/3/14	$50,164	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	$143,452

Abbreviations:

AFT CTI — The Alpha Financial Technologies Commodity Trends Indicator

Futures Contracts — Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	105

Notes to Financial Statements (unaudited) (continued)

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The following futures contracts were open at February 28, 2014:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Negative Duration Fund	Futures Contracts Short
	U.S. Treasury 10yr Notes Futures	6	$(747,188)	Jun-14	$(1,434)
	U.S. Treasury 5yr Notes Futures	1	(119,859)	Jun-14	(10)
	U.S. Long Bond (CBT) Futures	21	(2,794,313)	Jun-14	(23,982)
	U.S. Ultra Long Term Bond (CBT) Futures	7	(1,005,156)	Jun-14	(14,443)
					(39,869)
U.S. Aggregate Bond Zero Duration Fund	Futures Contracts Short
	U.S. Treasury 10yr Notes Futures	9	(1,120,781)	Jun-14	(2,761)
	U.S. Treasury 2yr Notes Futures	7	(1,539,125)	Jun-14	(124)
	U.S. Treasury 5yr Notes Futures	11	(1,318,453)	Jun-14	(1,984)
	U.S. Long Bond (CBT) Futures	5	(665,313)	Jun-14	(5,698)
	U.S. Ultra Bond (CBT) Futures	2	(287,188)	Jun-14	(4,127)
					(14,694)
High Yield Bond Negative Duration Fund	Futures Contracts Short
	U.S. Treasury 10yr Notes Futures	21	(2,517,047)	Jun-14	(4,755)
	U.S. Treasury 5yr Notes Futures	19	(2,366,094)	Jun-14	(5,829)
	U.S. Long Bond (CBT) Futures	20	(2,661,250)	Jun-14	(23,948)
	U.S. Ultra Long Term Bond (CBT) Futures	15	(2,153,906)	Jun-14	(30,950)
					(65,482)
High Yield Bond Zero Duration Fund	Futures Contracts Short
	U.S. Treasury 5yr Notes Futures	19	(2,277,328)	Jun-14	(4,641)
	U.S. Treasury 2yr Notes Futures	26	(5,716,750)	Jun-14	(461)
					(5,102)
Japan Interest Rate Strategy Fund (consolidated)	Futures Contracts Short
	Japanese Government 10 Year Mini Bond Futures	4	(568,932)	Mar-14	(5,300)
	Japanese Government 10yr Bond (TSE) Futures	3	(4,266,987)	Mar-14	(38,526)
					(43,826)

106	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$80,963	Mar-14	$(1,238)
	Gasoline RBOB Futures	2	246,800	Jun-14	1,371
	Platinum Futures	1	72,340	Apr-14	1,422
					1,555
Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Canadian Dollar Currency Futures	16	(1,442,400)	Jun-14	(10,528)
	Copper Futures	29	(2,310,938)	May-14	7,099
					(3,429)
	Futures Contracts Long
	Australian Dollar Currency Futures	33	2,925,780	Jun-14	101
	British Pound Currency Futures	71	7,431,038	Jun-14	32,625
	Cocoa Futures	16	474,560	Jul-14	6,740
	Coffee Futures	10	683,438	Jul-14	180,450
	Corn Futures	83	1,940,125	Jul-14	(1,428)
	Cotton Futures	11	477,895	Jul-14	5,149
	Euro Currency Futures	111	19,178,025	Jun-14	(1,758)
	Gasoline RBOB Futures	11	1,357,402	Jun-14	(39)
	Gold 100 Ounce Futures	12	1,586,280	Jun-14	(332)
	Lean Hogs Futures	22	987,580	Jun-14	61,001
	Live Cattle Futures	26	1,395,680	Jun-14	24,536
	Natural Gas Futures	44	2,009,920	Jun-14	76,016
	NY Harbor ULSD Futures	11	1,374,958	Jun-14	(39)
	Silver Futures	8	850,920	Jul-14	(583)
	Soybean Futures	35	2,424,188	Jul-14	(1,535)
	Sugar #11 (World) Futures	23	454,922	May-14	(86)
	Swiss Franc Currency Futures	21	2,992,238	Jun-14	150
	U.S. Long Bond (CBT) Futures	83	11,044,188	Jun-14	84,232
	U.S. Treasury 10yr Notes Futures	88	10,958,750	Jun-14	36,268
	Wheat Futures (CBT)	36	1,094,850	Jul-14	(668)
	WTI Crude Futures	41	4,138,950	Jun-14	(144)
					500,656
	Net				$497,227

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	107

Notes to Financial Statements (unaudited) (continued)

mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions from master netting arrangements are detailed in the following table:

	Assets				Liabilities
	Gross Amounts Subject to Master Netting Arrangements	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Subject to Master Netting Arrangements	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
U.S. Dollar Bullish Fund
Forward Foreign Currency Contracts	$21,156	$(20,980)	$—	$176	$386,694	$(20,980)	$—	$365,714
Brazilian Real Strategy Fund
Repurchase Agreements	8,714,378	—	(8,714,378)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	3,998,791	(304,214)	—	3,694,577	11,437,691	(304,214)	(760,000)	10,373,477
Chinese Yuan Strategy Fund
Repurchase Agreements	25,734,366	—	(25,734,366)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	35,611	(8,568)	—	27,043	1,189,396	(8,568)	(530,000)	650,828

108	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts Subject to Master Netting Arrangements	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Subject to Master Netting Arrangements	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Commodity Currency Strategy Fund
Repurchase Agreements	$3,214,972	$—	$(3,214,972)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	213,295	(72,630)	—	140,665	404,101	(72,630)	—	331,471
Emerging Currency Strategy Fund
Repurchase Agreements	6,169,683	—	(6,169,683)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	2,268,334	(568,038)	—	1,700,296	914,203	(568,038)	(240,000)	106,165
Indian Rupee Strategy Fund
Repurchase Agreements	286,196	—	(286,196)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	429,040	—	—	429,040	—	—	—	—
Asia Local Debt Fund
Repurchase Agreements	45,572,519	—	(45,572,519)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	65,953	—	—	65,953	585,761	—	(330,000)	255,761
U.S. Aggregate Bond Negative Duration Fund
Futures Contracts	2,529	(447)	—	2,082	447	(447)	—	—
U.S. Aggregate Bond Zero Duration Fund
Futures Contracts	3,408	(125)	—	3,283	125	(125)	—	—
High Yield Bond Negative Duration Fund
Securities Lending	148,368	—	(148,368)[1]	—	152,500	(152,500)	—	—
Futures Contracts	7,867	(937)	—	6,930	937	(937)	—	—
High Yield Bond Zero Duration Fund
Securities Lending	148,368	—	(148,368)[1]	—	152,500	(152,500)	—	—
Futures Contracts	3,039	—	—	3,039	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	24,765,395	—	(24,765,395)[1]	—	25,339,746	(25,339,746)	—	—
Emerging Markets Local Debt Fund
Securities Lending	3,714,029	—	(3,714,029)[1]	—	3,837,240	(3,837,240)	—	—
Repurchase Agreements	4,777,445	—	(4,777,445)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,245,023	(332,466)	—	912,557	559,149	(332,466)	(226,683)[1]	—
Global Corporate Bond Fund
Securities Lending	128,687	—	(128,687)[1]	—	132,323	(132,323)	—	—
Forward Foreign Currency Contracts	—	—	—	—	9,272	—	—	9,272
Japan Interest Rate Strategy Fund (consolidated)
Forward Foreign Currency Contracts	719	(5)	—	714	56	(5)	—	51
Futures Contracts	—	—	—	—	46,247	—	(46,247)[1]	—
Global Real Return Fund (consolidated)
Forward Foreign Currency Contracts	996	(996)	—	—	10,643	(996)	—	9,647
Futures Contracts	1,421	(330)	—	1,091	330	(330)	—	—
Managed Futures Strategy Fund (consolidated)
Forward Foreign Currency Contracts	128,235	(128,235)	—	—	239,475	(128,235)	—	111,240
Swap Contracts	143,452	—	—	143,452	—	—	—	—
Futures Contracts	99,440	(43,666)	—	55,774	43,666	(43,666)	—	—
[1]	The amount of collateral presented has been limited such that the net amount cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	109

Notes to Financial Statements (unaudited) (continued)

U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions — U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Currency Strategy, Fixed Income and Alternative Funds, except for Emerging Markets Corporate Bond Fund, Global Corporate Bond Fund, Japan Interest Rate Strategy Fund and Global Real Return Fund which are sub-advised by Western Asset Management Company and certain affiliates (“WAMCO”). MCM and WAMCO are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses generally described in Note 2.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
U.S. Dollar Bullish Fund	0.50%
Brazilian Real Strategy Fund	0.45%
Chinese Yuan Strategy Fund	0.45%
Commodity Currency Strategy Fund	0.55%
Emerging Currency Strategy Fund	0.55%
Indian Rupee Strategy Fund	0.45%
Asia Local Debt Fund	0.55%

110	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fee Rate
Australia & New Zealand Debt Fund	0.45%
U.S. Aggregate Bond Negative Duration Fund	0.28%
U.S. Aggregate Bond Zero Duration Fund	0.23%
Floating Rate Treasury Fund	0.20%*
High Yield Bond Negative Duration Fund	0.48%
High Yield Bond Zero Duration Fund	0.43%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Euro Debt Fund	0.35%
Global Corporate Bond Fund	0.50%*
Japan Interest Rate Strategy Fund (consolidated)	0.50%
Global Real Return Fund (consolidated)	0.60%
Managed Futures Strategy Fund (consolidated)	0.95%
*	For Floating Rate Treasury Fund and Global Corporate Bond Fund, WTAM has contractually agreed to limit its advisory fee to 0.15% and 0.45%, respectively through February 4, 2015 and January 1, 2015 respectively, or unless earlier terminated by the Board of Trustees of the Trust. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time. For Floating Rate Treasury Fund and Global Corporate Bond Fund, WTAM waived $86 and $2,888 of its advisory fee for the period ended February 28, 2014, respectively.

Each Fund may purchase shares of affiliated exchanged traded funds (“ETF”) in secondary market transactions. For the six months or period ended February 28, 2014 please see Note 7 for additional information relating to the affiliated ETF transactions.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2014, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months or period ended February 28, 2014 were as follows:

Fund	Purchases	Sales
U.S. Dollar Bullish Fund*	$—	$—
Brazilian Real Strategy Fund	—	—
Chinese Yuan Strategy Fund	—	—
Commodity Currency Strategy Fund	—	—
Emerging Currency Strategy Fund	—	—
Indian Rupee Strategy Fund	—	—
Asia Local Debt Fund	107,890,497	75,957,600
Australia & New Zealand Debt Fund	3,894,371	6,986,493
U.S. Aggregate Bond Negative Duration Fund*	18,801,463	10,822,365
U.S. Aggregate Bond Zero Duration Fund*	18,801,463	10,697,066
Floating Rate Treasury Fund**	2,499,550	—
High Yield Bond Negative Duration Fund*	10,508,978	1,353,722
High Yield Bond Zero Duration Fund*	10,640,506	1,353,722
Emerging Markets Corporate Bond Fund	19,725,658	20,860,989
Emerging Markets Local Debt Fund	459,414,972	622,770,846
Euro Debt Fund	95,437	181,848
Global Corporate Bond Fund	1,397,129	8,250,647
Japan Interest Rate Strategy Fund (consolidated)*	—	—
Global Real Return Fund (consolidated)	1,534,642	254,912
Managed Futures Strategy Fund (consolidated)	—	—
*	For the period December 18, 2013 through February 28, 2014.

**	For the period February 4, 2014 through February 28, 2014.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	111

Notes to Financial Statements (unaudited) (concluded)

For the six months or period ended February 28, 2014, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Asia Local Debt Fund	$2,152,286	$16,070,853
Australia & New Zealand Debt Fund	—	2,032,674
U.S. Aggregate Bond Negative Duration Fund*	—	3,212,515
U.S. Aggregate Bond Zero Duration Fund*	—	3,225,982
Emerging Markets Corporate Bond Fund	—	14,402,065
Emerging Markets Local Debt Fund	—	291,024,954
*	For the period December 18, 2013 through February 28, 2014.

Realized gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At February 28, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$37,499,172	$—	$(219)	$(219)
Brazilian Real Strategy Fund	37,114,094	76	—	76
Chinese Yuan Strategy Fund	205,077,032	—	(450,648)	(450,648)
Commodity Currency Strategy Fund	11,664,769	—	(9)	(9)
Emerging Currency Strategy Fund	139,453,715	5	(35)	(30)
Indian Rupee Strategy Fund	25,508,817	—	(17)	(17)
Asia Local Debt Fund	523,371,744	478,342	(38,177,816)	(37,699,474)
Australia & New Zealand Debt Fund	39,704,575	13,652	(4,765,510)	(4,751,858)
U.S. Aggregate Bond Negative Duration Fund	4,808,248	57,439	(532)	56,907
U.S. Aggregate Bond Zero Duration Fund	4,920,912	56,717	(531)	56,186
Floating Rate Treasury Fund	2,499,549	—	(946)	(946)
High Yield Bond Negative Duration Fund	9,462,517	85,712	(46,335)	39,377
High Yield Bond Zero Duration Fund	9,593,627	86,348	(47,675)	38,673
Emerging Markets Corporate Bond Fund	130,628,508	1,083,850	(3,257,524)	(2,173,674)
Emerging Markets Local Debt Fund	1,033,685,587	1,919,837	(139,078,284)	(137,158,447)
Euro Debt Fund	4,169,917	317,037	(43)	316,994
Global Corporate Bond Fund	7,380,378	171,334	(15,406)	155,928
Japan Interest Rate Strategy Fund (consolidated)	4,799,662	72	(48)	24
Global Real Return Fund (consolidated)	4,081,487	130,426	(187,808)	(57,382)
Managed Futures Strategy Fund (consolidated)	125,622,768	627	(51)	576

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended February 28, 2014 are as follows:

Fund	Value at 8/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 2/28/2014	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Equity Income Fund	$—	$262,943	$41,831	$231,294	$3,227
WisdomTree Emerging Markets Equity Income	—	52,790	—	47,510	248
WisdomTree Global Natural Resources Fund	—	195,074	32,219	159,188	798
Total	$—	$510,807	$74,050	$437,992	$4,273

8. ADDITIONAL INFORMATION

In September 2013, WTAM entered into agreements to change fund administration and custody services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

112	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to WisdomTree Bloomberg U.S. Dollar Bullish Fund and WisdomTree Japan Interest Rate Strategy Fund

At a meeting held on September 19, 2013, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to WisdomTree Bloomberg U.S. Dollar Bullish Fund (“USD Bullish Fund”), and WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Fund”) (each a “Fund” and collectively the “Funds”) pursuant to which WTAM will provide each Fund with investment advisory services, (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of USD Bullish Fund (the “MCM Sub-Advisory Agreement”) and (iii) the Sub-Investment Advisory Agreement pursuant to which Western Asset Management Company (“Western”) will coordinate the investment and reinvestment of the assets of Japan Interest Rate Fund (the “Western Sub-Advisory Agreement” and collectively with the Investment Advisory Agreement and the MCM Sub-Advisory Agreement, the “Agreements”).

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM, MCM and Western, recognizing WTAM’s, MCM’s and Western’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to each of the Funds, including the selection of MCM and Western, oversight of MCM’s and Western’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Funds’ assets. The Board considered the fee to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the respective fees to be paid to MCM and Western in relation to the fees paid to WTAM by the Funds and the respective services to be provided. The Board noted that MCM’s and Western’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. After comparing the Funds’ fees with those of comparable funds, the Board concluded that the proposed level of fees for each Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Funds had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM, MCM and Western from acting as investment adviser and sub-investment advisers, respectively, to the Funds, including the potential “fall-out” benefits to MCM and Western and their respective affiliates (i.e., ancillary benefits that may be realized by MCM and Western and their respective affiliates from MCM’s and Western’s relations with the Funds, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of each Fund and approved the Agreements for the Funds.

Approval of Investment Advisory and Sub-Advisory Agreements with respect to WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund, and WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund

At a meeting held on December 11, 2013, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	113

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund, and WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund, (each a “Fund” and collectively the “Funds”), pursuant to which WTAM will provide each Fund with investment advisory services and (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of each Fund (the “MCM Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”).

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Funds’ assets. The Board considered the fee to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Funds and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. After comparing the Funds’ fees with those of comparable funds, the Board concluded that the proposed level of fees for each Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Funds had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Funds, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from relation with the Funds, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of each Fund and approved the Agreements for the Funds.

Approval of Investment Advisory and Sub-Advisory Agreements with respect to WisdomTree Bloomberg Floating Rate Treasury Fund

At a meeting held on January 17, 2014, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to WisdomTree Bloomberg Floating Rate Treasury Fund (the “Fund”), pursuant to which WTAM will provide the Fund with investment advisory services and (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of the Fund (the “MCM Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”).

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

114	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Fund, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Fund’s assets. The Board considered the fee to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Fund and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. After comparing the Fund’s fee with those of comparable funds, the Board concluded that the proposed level of fees for the Fund is reasonable and appropriate. In considering the fee for this Fund, the Board noted that floating rate treasury notes are a new type of security and agreed to monitor closely the Fund and the developing market for its portfolio securities.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Fund had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Fund, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from relation with the Fund, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of the Fund and approved the Agreements for the Fund.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	115

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Special Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust (the “Trust”) was held on March 11, 2014 and the three Trustees identified below were elected by the Trust’s shareholders. Election of Trustees was the only matter proposed for voting at the special meeting and the following is a report of the votes cast:

Nominee*	For	Withheld
David Chrencik	564,021,648	4,593,018
Joel Goldberg	564,748,510	3,866,156
Melinda Raso Kirstein	563,676,336	4,938,330
*	Joel Goldberg is an existing Trustee of the Trust who had not previously been elected by shareholders, while David Chrencik and Melinda Raso Kirstein are newly elected Trustees.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

116	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 28, 2014:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree International Dividend

Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds, Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Brazilian Real Strategy Fund

(formerly, WisdomTree Brazilian Real Fund)

WisdomTree Chinese Yuan Strategy Fund

(formerly, WisdomTree Chinese Yuan Fund)

WisdomTree Commodity Currency Strategy Fund

(formerly, WisdomTree Commodity Currency Fund)

WisdomTree Emerging Currency Strategy Fund

(formerly, WisdomTree Emerging Currency Fund)

WisdomTree Indian Rupee Strategy Fund

(formerly, WisdomTree Indian Rupee Fund)

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Australia & New Zealand Debt Fund

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund

WisdomTree Bloomberg Floating Rate Treasury Fund

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Euro Debt Fund

WisdomTree Global Corporate Bond Fund

WisdomTree Japan Interest Rate Strategy Fund

Alternative Funds

WisdomTree Global Real Return Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006570 4/2015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date May 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date May 7, 2014

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date May 7, 2014

*	Print the name and title of each signing officer under his or her signature.